                                                       '33 ACT FILE NO.  33-7094
                                                      '40 ACT FILE NO.  811-3365

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. [ ]


                       POST-EFFECTIVE AMENDMENT NO. 32 [X]


                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                              AMENDMENT NO. 108 [X]
                        (CHECK APPROPRIATE BOX OR BOXES.)


                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                      SECURITY FIRST LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (310) 312-6100


                               RICHARD C. PEARSON
                                   PRESIDENT
                      SECURITY FIRST LIFE INSURANCE COMPANY
           11365 WEST OLYMPIC BOULEVARD, LOS ANGELES, CALIFORNIA 90064
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)

[ ]     IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485

[X]     ON MAY 1, 1999 PURSUANT TO PARAGRAPH (b) OF RULE 485

[ ]     60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a) OF RULE 485

[ ]     ON [DATE] PURSUANT TO PARAGRAPH (a) OF RULE 485


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
    PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

THE COMPANY HAS ELECTED PURSUANT TO RULE 24f-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTER AN INDEFINITE NUMBER OF SECURITIES. THE MOST RECENT RULE 24-F-2 NOTICE WAS FILED ON MARCH 3, 1999.

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

                              CROSS REFERENCE SHEET
                               PART A - PROSPECTUS


Item Number in Form N-4                            Caption in Prospectus
-----------------------                             ---------------------
1.      Cover Page                                  Cover Page

2.      Definitions                                 Glossary

3.      Synopsis of Highlights                      Summary of the Contract

4.      Condensed Financial Information             Condensed Financial Information;
                                                    Financial Information

5.      General Description of Registrant,          Description of Security First Life
        Depositor, and Portfolio Companies          Insurance Company, The Separate Account
                                                    and The Funds; Voting Rights; Servicing
                                                    Agent

6.      Deductions and Expenses                     Contract Charges

7.      General Description of Variable Annuity     Descriptions of the Contracts;
        Contracts                                   Accumulation Period; Annuity Benefits

8.      Annuity Period                              Annuity Benefits

9.      Death Benefit                               Death Benefits

10.     Purchases and Contract Value                Description of the Contracts;
                                                    Accumulation Period; Principal
                                                    Underwriter

11.     Redemptions                                 Accumulation Period

12.     Taxes                                       Federal Income Tax Status

13.     Legal Proceedings                           Legal Proceedings

14.     Table of Contents of the Statement of       Table of Contents of the Statement of
        Additional Information                      Additional Information

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

15.     Cover Page                                  Cover Page

16.     Table of Contents                           Table of Contents

17.     General Information and History             The Insurance Company; The Separate
                                                    Account: The Trust and The Funds

18.     Services                                    Servicing Agent; Safekeeping of
                                                    Securities; Independent Auditors

19.     Purchase of Securities Being Offered        Purchase of Securities Being Offered

20.     Underwriters                                Distributions of the Contracts

21.     Calculation of Performance Data             Calculation of Performance Data

22.     Annuity Payments                            Annuity Payments

23.     Financial Statements                        Financial Statements

                                     Part C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this registration statement.

[FRONT PAGE]

                                                                     PROSPECTUS
                                                                     May 1, 1999


         THE SECURITY FIRST INVESTORS CHOICE VARIABLE ANNUITY CONTRACTS

                                 issued through

                     SECURITY FIRST LIFE SEPARATE ACCOUNT A

                                       by

                      SECURITY FIRST LIFE INSURANCE COMPANY

     ----------------------------------------------------------------------

This Prospectus gives you important information about the individual flexible payment fixed and variable annuity contracts issued through Security First Life Separate Account A by Security First Life Insurance Company (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("qualified plans"), as well as from distributions made under retirement plans that do not qualify for special tax treatment ("non-qualified plans").


You decide how to allocate your money among the available investment choices. You may choose to allocate your payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by Security First Life Insurance Company ("Security First Life"), or to Security First Life Separate Account A (the "Separate Account"). The Separate Account, in turn, invests in the following underlying mutual funds:


           FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND

                     Money Market Portfolio
                     Equity Income Portfolio
                     Growth Portfolio
                     Overseas Portfolio

           FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND II


                     Asset Manager Portfolio
                     Contrafund Portfolio
                     Index 500 Portfolio

           SECURITY FIRST TRUST

                     T. Rowe Price Growth and Income Series
                     U.S. Government Income Series
                     Equity Series
                     Bond Series


           ALGER AMERICAN FUND


                     Small Capitalization Portfolio


You can choose any combination of these investment choices. Your Contract Value will vary daily to reflect the investment experience of the funding options selected. These mutual funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest. This Prospectus is not valid unless accompanied by the mutual fund prospectuses.

For more information:


If you would like more information about the Contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 1999. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page ____ of the Prospectus. To request a free copy of the SAI or to ask questions, write or call:



                               Security First Life Insurance Company
                               P.O. Box 92193
                               Los Angeles, California  90009
                               Phone:  (800) 284-4536

The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

The SEC has not approved or disapproved these securities nor determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


[Side Bar: An investment in any of these variable annuities involves investment risk. You could lose money you invest. The Contracts and the mutual funds are:

                -       not bank deposits or obligations

                -       not federally insured or guaranteed

                -       not endorsed by any bank or government agency

                -       not guaranteed to achieve their investment objective]

                                TABLE OF CONTENTS

                                                                            Page
Glossary
Summary of the Contracts
Fee Tables and Examples
Condensed Financial Information
Financial and Performance Information
Description of Security First Life Insurance Company, The General Account
 The Separate Account, The Funds and Service Providers
           The Security First Life Insurance Company
           The General Account
           The Separate Account
           The Funds
           Principal Underwriter
           Servicing Agent
           Custodian
Contract Charges
           Premium Taxes
           Surrender Charge
           Administration Fees
           Mortality and Expense Risk Charge
           Federal, State and Local Taxes
           Free Look Period
Description of the Contracts
           Assignment
           Purchase Payments
           Transfers
           Dollar Cost Averaging
           Reallocation Election
           Modification of the Contracts
Accumulation Period
           Crediting Accumulation Units in the Separate Account
           Surrender from the Separate Account
           Account Statements
Annuity Benefits
           Variable Annuity Payments
           Election of Annuity Date and Form of Annuity
           Frequency of Payment
           Level Payments Varying Annually
           Annuity Unit Values
Death Benefits
           Death Before the Annuity Date
           Death After the Annuity Date
Federal Tax Considerations

           General Taxation of Annuities
           Non-qualified Contracts
           Qualified Contracts
           Withholding
Voting Rights
Year 2000 Issue
Legal Proceedings
Additional Information
Table of Contents of Statement of Additional Information

Security First Life does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. Security First Life has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material Security First Life authorizes.

GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION or ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CONTRACT - The agreement between you and Security First Life covering your rights.

CONTRACT DATE - The date your Contract was issued to you.

CONTRACT VALUE - The sum of your interests in the Separate Account Series and the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

CONTRACT YEAR - A 12-month period starting on the Contract Date and on each anniversary of the Contract Date.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 10-day period when you first receive your Contract. During this time period, you may cancel your Contract for a full refund of all

Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states).

FREE WITHDRAWAL AMOUNT - The amount that can be withdrawn in a Contract Year without incurring a surrender charge.

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE- The date on which Annuity payments begin if you do not select another date. It is the later of the Contract anniversary nearest the Annuitant's 85th birthday or the 10th anniversary of the Contract Date.

OWNER - You, the person who has title to the Contract.

PURCHASE PAYMENT - The amounts paid by you to Security First Life in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "Security First Life Separate Account A" which has been established by Security First Life under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. Security First Life will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                            SUMMARY OF THE CONTRACTS

The Contracts

The Contracts may be offered to:

        -       Qualified Plans such as:

                -       Section 403(b) tax-sheltered annuities

                -       Section 457 deferred compensation plans

                -       Section 401 pension and profit sharing plans

                -       individual retirement annuities


                -       traditional Individual Retirement Accounts ("IRAs")


                -       Roth IRAs

[Side Bar: Please see the section "Qualified Contracts" on page ____ for more information.]

        - Plans that do not qualify for special tax treatment (Non-qualified Contracts)

        -       Individuals seeking to accumulate money for retirement

Purchase Payments

Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. You cay buy a Contract for $1,000 and add as little as $100 at any time (for IRAs, the minimum is $500 for an initial Purchase Payment and $100 for each additional payment). There is no initial sales charge; however, the charges and deductions described under "Contract Charges" on page ___ will be deducted from the Contract Value.

You can transfer amounts allocated to the Separate Account:

        - between any of the mutual fund investment choices, at any time and as many times as you choose

        - to the General Account at any time before the amount has been applied to a variable annuity option

You can transfer amounts allocated to the General Account:

        - to the Separate Account only to be applied to a Variable Annuity option

[Side Bar: Please see "Transfers" on page ____ for more information.]

Separate Account


Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more of twelve Series, each of which invests in one of the following twelve Funds:



 -----------------------------------------------------------------------------------------------
  Funds                                                Advisers/Subadvisers
 -----------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS                                  Fidelity Management and Research Company
 VARIABLE INSURANCE PRODUCTS FUND                      ("FMR")
 -----------------------------------------------------------------------------------------------
 Money Market Portfolio                                FMR
 -----------------------------------------------------------------------------------------------
 Equity Income Portfolio                               FMR
 -----------------------------------------------------------------------------------------------
 Growth Portfolio                                      FMR
 -----------------------------------------------------------------------------------------------
 Overseas Portfolio                                    FMR
 -----------------------------------------------------------------------------------------------
 FIDELITY INVESTMENTS
 VARIABLE INSURANCE PRODUCTS FUND II                   FMR
 -----------------------------------------------------------------------------------------------
 Asset Manager Portfolio                               FMR
 -----------------------------------------------------------------------------------------------
 Contrafund Portfolio                                  FMR
 -----------------------------------------------------------------------------------------------
 Index 500 Portfolio                                   FMR
 -----------------------------------------------------------------------------------------------
 SECURITY FIRST TRUST                                  Security First Investment Management
                                                       Corporation ("Security Management")
 -----------------------------------------------------------------------------------------------
 T. Rowe Price Growth and Income Series                Price Associates, Inc.
 -----------------------------------------------------------------------------------------------
 U.S. Government Income Series                         BlackRock Financial Management, Inc.
                                                       ("BlackRock")
 -----------------------------------------------------------------------------------------------
 Equity Series                                         BlackRock
 -----------------------------------------------------------------------------------------------
 Bond Series                                           Neuberger Berman, LLC ("NB")
 -----------------------------------------------------------------------------------------------
 ALGER AMERICAN FUND                                   Fred Alger Management, Inc. ("Alger
                                                       Management")
 -----------------------------------------------------------------------------------------------
 Small Capitalization Portfolio                        Alger Management



[Side Bar: Please see "The Separate Account" on page ____ and "The Funds" on page ____ for more information.]

Charges and Deductions

The following fees and expenses apply to your Contract:


                          Fee or expense                                  Amount of fee
---------------------------------------------------------------------------------------
Daily deductions

           -         Administration fee (deducted from                  .00041%
                     your interest in the Separate                      (.15% per year)
                     Account)

           -         Mortality and Expense Risks fee                    .003425%
                                                                        (1.25% per year)


Surrender charge (contingent deferred sales charge)

                     -         Deducted if you request a full or        7% of Purchase Payment
                               partial withdrawal of Purchase           and amounts credited to
                               Payments from the Separate               it. This charge decreases
                               Account within seven years               1% each year after the
                               after the Purchase Payment is made       Purchase Payment is made

As described later in this Prospectus, this charge will not apply to:

           - the first withdrawal in any year of up to 10% of your interest in the Separate Account and 10% of your interest in the General Account; or

           - withdrawals made if you are confined to a hospital for at least 30 consecutive days or to a skilled nursing home for at least 90 consecutive days.

                          Fee or expense                                  Amount of fee
---------------------------------------------------------------------------------------

Premium Taxes

           -         Payable to a state or government                   0% - 2.35%
                     agency with respect to your Contract.              (3.50% in Nevada)
                     It may be deducted on or after the date
                     the tax is incurred.
                     Currently, Security First Life
                     deducts these taxes upon
                     annuitization.



[Side Bar: Please see "Charges and Deductions" on page ___ for more information.]

Free Look Period

You may cancel your Contract within 10 days after you receive it (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Portfolio during the Free Look Period.

[Side Bar: Please see "Free Look Period" on page ____ for more information.]


Variable Annuity Payments

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date. Payments will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Contract Value is invested.

If your monthly payments from a particular Series are less than $50, Security First Life may change the frequency of your payments so that each payment will be at least $50 from that Series.


Surrender

You may surrender all or part of your Contract Value before the Annuity Date. You may not make a partial withdrawal if it would cause your interest in any Series or the General Account to fall below $500.

However, if you are withdrawing the entire amount allocated to a Series; these restrictions do not apply.

You may be assessed a surrender charge. In addition, any earnings surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified Contracts.

[Side Bar: Please see "Surrender Charge" on page ___ and "Federal Tax Considerations" on page ___ for more information.

Death Benefit

One of the insurance guarantees we provide you under your Contract is that your Beneficiary(ies) will be protected against market downturns. You name your Beneficiary(ies). If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is the greatest of:

        -       the total of all Purchase Payments less any partial withdrawals;
                or

        -       the Contract Value at settlement; or

        - if the Contract is issued when you (and all co-owners) are age 70 or younger, the greater of the Contract Value at the seventh anniversary of Contract Date or each following fifth anniversary.

Your Beneficiary(ies) may choose to receive this benefit in a lump sum or to apply it to certain of the available annuity forms contained in this Contract.

[Side Bar: Please see "Death Benefits" on page ____ for more information.]


                             FEE TABLE AND EXAMPLES

The purpose of these fee tables and examples is to assist you in understanding the various costs and expenses that you will bear, directly or indirectly, under your Contract.


Expense Data

The table reflects expenses of the Separate Account as well as expenses of the underlying Funds that make up the investment options for the Separate Account. In addition to the expenses listed below, premium taxes may be applicable.* Please see Fund prospectuses for a more complete description of the various costs and expenses of the Funds.

* Under state law, premium taxes may be deducted from each Purchase Payment or upon annuitization. At this time Security First Life deducts the premium tax only from amounts annuitized.

[The following information assumes that the entire Contract Value is in the Separate Account:]

                                   FEE TABLES

                                  Your Expenses


                                                       Years since
                                                     Purchase Payment
                                                       was received         Percentage
                                                       ------------         ----------
   Surrender Charge (Deferred Sales Charge) (as a       less than 1             7%
   percentage of amounts accumulated with
   respect to a purchase payment)
                                                        1 but not 2             6%
                                                        2 but not 3             5%
                                                        3 but not 4             4%
                                                        4 but not 5             3%
                                                        5 but not 6             2%
                                                        6 but not 7             1%
                                                        7 or more               0%

           Separate Account Annual Expenses
      (As a percentage of average Contract Value.
       Deducted daily from the Separate Account.)

Administration Fee                                                            .15%
Mortality and Expense Risk Fees                                              1.25%
Total Separate Account Annual                                                1.40%
   Expenses



                              Fund Annual Expenses
                     (As a percentage of average net assets)
                             (Net of reimbursement)


                                     Money         Equity                                  Asset
                                     Market        Income      Growth      Overseas       Manager     Contrafund
                                    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
-----------------------------------------------------------------------------------------------------------------
(a)       Management Fee             .21%         .49%        .59%         .74%          .54%         .59%
-----------------------------------------------------------------------------------------------------------------
(b)       Other Expenses             .10%         .08%        .07%         .15%          .10%         .07%
-----------------------------------------------------------------------------------------------------------------
(c)       Total Annual Expenses      .31%         .57%        .66%         .89%          .64%         .66%
-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                  T. Rowe Price                                                       Small
                                     Index 500   Growth & Income   U.S. Government                                Capitalization
                                     Portfolio       Series         Income Series    Equity Series   Bond Series     Portfolio
--------------------------------------------------------------------------------------------------------------------------------
(a)       Management Fee              .24%            .50%            .53%            .80%           .50%          .85%
--------------------------------------------------------------------------------------------------------------------------------
(b)       Other Expenses              .04%            .07%            .13%            .11%           .23%          .04%
--------------------------------------------------------------------------------------------------------------------------------
(c)       Total Annual Expenses       .28%            .57%            .66%            .91%           .73%          .89%
--------------------------------------------------------------------------------------------------------------------------------





Examples


                                CONDITIONS
SEPARATE                     You would pay the
ACCOUNT                    following expenses                                TIME PERIODS
SERIES                    on a $1,000 investment               ----------------------------------------
                            assuming 5% annual                 1 Year    3 Years    5 Years    10 Years
                            return on assets:                  ----------------------------------------
-------------------------------------------------------------------------------------------------------
Money Market           (a) upon surrender at the        (a)     $82      $103       $125       $202
Portfolio                  end of the stated time
                           period
                                                        (b)      17        54         93        202
                       (b) if the Contract WAS NOT
                           surrendered
-------------------------------------------------------------------------------------------------------
Equity Income          SAME                             (a)      85       111        138        231
Portfolio
                                                        (b)      20        62        107        231
-------------------------------------------------------------------------------------------------------
Growth Portfolio       SAME                             (a)      86       114        143        241

                                                        (b)      21        65        112        241
-------------------------------------------------------------------------------------------------------
Overseas Portfolio     SAME                             (a)      88       121        154        265

                                                        (b)      23        72        124        265
-------------------------------------------------------------------------------------------------------
Asset Manager          SAME                             (a)      86       113        141        237
Portfolio
                                                        (b)      21        64        110        237
-------------------------------------------------------------------------------------------------------
Small Capitalization                                    (a)      88       120        153        263
Portfolio
                                                        (b)      23        72        123        263
-------------------------------------------------------------------------------------------------------
Contrafund Portfolio   SAME                             (a)      86       115        144        243

                                                        (b)      21        66        113        243
-------------------------------------------------------------------------------------------------------
Index 500 Portfolio    SAME                             (a)      82       103        123        199

                                                        (b)      17        53         91        199
-------------------------------------------------------------------------------------------------------
T. Rowe Price Growth   SAME                             (a)      85       111        138       230
& Income Series
                                                        (b)      20        62        106       230
-------------------------------------------------------------------------------------------------------
U.S. Government        SAME                             (a)      86       114        142       239
Income Series
                                                        (b)      21        65        111       239
-------------------------------------------------------------------------------------------------------
Bond Series                                             (a)      86       116        146       246

                                                        (b)      22        67        114       246
-------------------------------------------------------------------------------------------------------
Equity Series          SAME                             (a)      88       121        154       265

                                                        (b)      23        72        124       265
-------------------------------------------------------------------------------------------------------



                     EXPLANATION OF FEE TABLE AND EXAMPLES

1. The purpose of these tables and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying funds. For additional information see "Contract Charges," beginning on page ___.

2. The investment adviser to the Index 500 Portfolio voluntarily reimbursed certain expenses of the Portfolio. If there had been no reimbursement, total expenses would have been .35% (see the Variable Insurance Products Fund II prospectus for more information.)



3. The examples do not represent past or future expenses. Actual expenses may be greater or less than those shown.

                        CONDENSED FINANCIAL INFORMATION

     The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus through the Separate Account. The information is derived from the financial statements of the Separate Account for the year ended December 31, 1998 which have been audited by Deloitte & Touche LLP, the Separate Account's independent auditors. The financial statements for each of the years ended December 31, 1997 have been audited by Ernst & Young LLP, independent auditors. The information should be read in conjunction with the financial statements, related notes and other financial information in the Statement of Additional Information.



                                      Twelve    Twelve    Twelve    Twelve     Twelve       Five       Twelve      Twelve
                                      Months    Months    Months    Months     Months      Months      Months      Months
                                       Ended     Ended     Ended     Ended      Ended       Ended       Ended       Ended
      Separate Account Series         7/31/89   7/31/90   7/31/91   7/31/92    7/31/93    12/31/93    12/31/94    12/31/95
      -----------------------         -------   -------   -------   -------    -------    --------    --------    --------
Series B (Bond Series)
 Beg. AUV $.........................    5.21      5.77      5.90      6.27        7.07         7.66        7.78       7.42
 End. AUV $.........................    5.77      5.90      6.27      7.07        7.66         7.78        7.42       8.55
 End. No. Non-Qualified AUs.........  14,195    35,914    29,408    34,855      45,488       45,035      35,534     45,117
 End. No. Qualified AUs.............  60,665   129,756   167,461   165,862     227,551      255,421      52,134     61,437

Series G (T. Rowe Price Growth and
 Income Series)
 Beg. AUV $.........................    5.23      6.96      6.26      6.84        7.70         8.27        8.70       8.85
 End. AUV $.........................    6.96      6.26      6.84      7.70        8.27         8.70        8.85      11.46
 End. No. Non-Qualified AUs......... 122,310   152,193   103,701   121,098     157,339      170,454     179,634    219,556
 End. No. Qualified AUs............. 120,735   396,570   598,731   826,262   1,300,789    1,510,626     265,635    318,557

Series FA (Asset Manager Portfolio)
 Beg. AUV $ (5/13/93)...............                                              5.00         5.15        5.62       5.21
 End. AUV $.........................                                              5.15         5.62        5.21       6.02
 End. No. Non-Qualified AUs.........                                            14,874      297,065     639,669    636,600
 End. No. Qualified AUs.............                                            14,679      233,747     881,502  1,048,666

Series FG (Growth Portfolio)
 Beg. AUV $ (5/24/93)...............                                              5.00         5.06        5.40       5.33
 End. AUV $.........................                                              5.06         5.40        5.33       7.13
 End. No. Non-Qualified AUs.........                                             6,333       68,333     220,859    369,778
 End. No. Qualified AUs.............                                             6,703       69,326     351,616    691,102

Series FI (Index 500 Portfolio)
 Beg. AUV $ (6/30/93)...............                                              5.00         4.97        5.20       5.19
 End. AUV $.........................                                              4.97         5.20        5.19       7.04
 End. No. Non-Qualified AUs.........                                                --        9,764      31,543     73,445
 End. No. Qualified AUs.............                                             2,334        8,392      30,822    120,370

Series FO (Overseas Portfolio)
 Beg. AUV $ (5/24/93)...............                                              5.00         5.12        5.64       5.67
 End. AUV $.........................                                              5.12         5.64        5.67       6.14
 End. No. Non-Qualified AUs.........                                                --       11,178      82,312     71,276
 End. No. Qualified AUs.............                                               491        8,248     107,910    146,405

Series FM (Money Market Portfolio)
 Beg. AUV $ (1/1/94)................                                                                       5.00       5.16
 End. AUV $.........................                                                                       5.16       5.40
 End. No. Non-Qualified AUs.........                                                                     47,324    177,174
 End. No. Qualified AUs.............                                                                      9,656    326,232
 Yield..............................                                                                                 4.45%

Series FE (Equity-Income Portfolio)
 Beg. AUV $ (5/25/95)...............                                                                                  5.00
 End. AUV $.........................                                                                                  6.13
 End. No. Non-Qualified AUs..........                                                                               48,543
 End. No. Qualified AUs..............                                                                               82,578

Series FC (Contrafund Portfolio)
 Beg. AUV $ (5/16/95)...............                                                                                  5.00
 End. AUV $.........................                                                                                  6.29
 End. No. Non-Qualified AUs.........                                                                                98,145
 End. No. Qualified AUs.............                                                                               143,884

Series Su (U.S. Govt. Income Series)
 Beg. AUV $ (5/25/95)...............                                                                                  5.00
 End. AUV $.........................                                                                                  5.43
 End. No. Non-Qualified AUs.........                                                                                 8,806
 End. No. Qualified AUs.............                                                                                10,909

Series SV (Equity Series)
 Beg. AUV $ (8/26/96)...............
 End. AUV $.........................
 End. No. Non-Qualified AUs.........
 End. No. Qualified AUs.............

Series AS (Small Cap. Portfolio)
 Beg. AUV $ (5/22/95)...............                                                                                  5.00
 End. AUV $.........................                                                                                  6.54
 End. No. Non-Qualified AUs.........                                                                               115,588
 End. No. Qualified AUs.............                                                                               160,410

                                       Twelve      Twelve        Twelve
                                       Months      Months        Months
                                        Ended       Ended         Ended
      Separate Account Series         12/31/96    12/31/97      12/31/98
      -----------------------         --------    --------      --------
Series B (Bond Series)
 Beg. AUV $.........................      8.55         8.68          9.35
 End. AUV $.........................      8.68         9.35          9.91
 End. No. Non-Qualified AUs.........    69,877      204,160       511,384
 End. No. Qualified AUs.............   100,373      164,131       374,239
Series G (T. Rowe Price Growth and
 Income Series)
 Beg. AUV $.........................     11.46        13.77         17.28
 End. AUV $.........................     13.77        17.28         18.77
 End. No. Non-Qualified AUs.........   386,916      967,084     1,413,847
 End. No. Qualified AUs.............   482,496      798,400     1,196,732
Series FA (Asset Manager Portfolio)
 Beg. AUV $ (5/13/93)...............      6.02         6.81          8.12
 End. AUV $.........................      6.81         8.12          9.21
 End. No. Non-Qualified AUs.........   777,592    1,342,714     1,938,660
 End. No. Qualified AUs.............  1,250,934   1,595,340     2,152,005
Series FG (Growth Portfolio)
 Beg. AUV $ (5/24/93)...............      7.13         8.08          9.84
 End. AUV $.........................      8.08         9.84         13.54
 End. No. Non-Qualified AUs.........   694,471    1,514,592     1,666,023
 End. No. Qualified AUs.............   936,136    1,721,157     1,853,479
Series FI (Index 500 Portfolio)
 Beg. AUV $ (6/30/93)...............      7.04         8.54         11.19
 End. AUV $.........................      8.54        11.19         14.16
 End. No. Non-Qualified AUs.........   337,427    1,141,079     1,728,113
 End. No. Qualified AUs.............   428,500    1,017,697     1,556,431
Series FO (Overseas Portfolio)
 Beg. AUV $ (5/24/93)...............      6.14         6.86          7.56
 End. AUV $.........................      6.86         7.56          8.40
 End. No. Non-Qualified AUs.........   147,181      331,263       421,902
 End. No. Qualified AUs.............   204,998      340,816       398,497
Series FM (Money Market Portfolio)
 Beg. AUV $ (1/1/94)................      5.40         5.62          5.84
 End. AUV $.........................      5.62         5.84          6.08
 End. No. Non-Qualified AUs.........   667,110      905,605       928,083
 End. No. Qualified AUs.............   622,087    1,041,656     1,285,755
 Yield..............................     3.95%        4.11%         3.60%
Series FE (Equity-Income Portfolio)
 Beg. AUV $ (5/25/95)...............      6.13         6.93          8.76
 End. AUV $.........................      6.93         8.76          9.64
 End. No. Non-Qualified AUs..........  389,764    1,144,054     1,748,353
 End. No. Qualified AUs..............  451,605      851,026     1,333,143
Series FC (Contrafund Portfolio)
 Beg. AUV $ (5/16/95)...............      6.29         7.54          9.24
 End. AUV $.........................      7.54         9.24         11.84
 End. No. Non-Qualified AUs.........   427,465      968,105     1,303,672
 End. No. Qualified AUs.............   530,576    1,026,836     1,353,368
Series Su (U.S. Govt. Income Series)
 Beg. AUV $ (5/25/95)...............      5.43         5.56          5.87
 End. AUV $.........................      5.56         5.87          6.22
 End. No. Non-Qualified AUs.........    35,598    1,577,311     1,418,884
 End. No. Qualified AUs.............   186,466    1,088,519       964,505
Series SV (Equity Series)
 Beg. AUV $ (8/26/96)...............      5.00         5.59          7.14
 End. AUV $.........................      5.59         7.14          8.67
 End. No. Non-Qualified AUs.........   132,782    1,265,446     1,054,601
 End. No. Qualified AUs.............   149,404    1,167,399       901,456
Series AS (Small Cap. Portfolio)
 Beg. AUV $ (5/22/95)...............      6.54         6.73          7.40
 End. AUV $.........................      6.73         7.40          8.43
 End. No. Non-Qualified AUs.........   454,671    1,018,416     1,040,780
 End. No. Qualified AUs.............   517,158    1,133,029     1,156,348


---------------

AUV -- Accumulation Unit Value
AUs  -- Accumulation Units

                      FINANCIAL AND PERFORMANCE INFORMATION

Performance Information

From time to time, Security First may advertise the performance of a Series. This performance information may include:

           - the yield and effective yield of Series invested in the Money Market Portfolio of the Separate Account

           - average annual total returns for the other Series of the Separate Account.

Yield is the net income generated by an investment in the Money Market Portfolio for a specific seven-day period, expressed as a percentage of the value of the Series' Accumulation Units. Yield is an annualized figure, which means that Security First Life assumes that the Series will generate the same level of net income over a one-year period and compounds that income on a semi-annual basis. Because of the assumed compounding, the Money Market Series' effective yield will be slightly higher than its yield. The computation of yield reflects all recurring charges under the Contract to all Owner accounts, including the mortality and expense risk charge and the administrative expense charge. Yield does not reflect the possible imposition of early withdrawal charges.
Early withdrawal charges would reduce your performance experience.

Annual return measures the net income of a Series and any realized or unrealized gains or losses of the underlying investments in the Series, over the period stated.

Average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of an investment in a Series over the period stated. Average annual total returns are expressed for at least one, five and ten year periods (or from a Series' inception if the Series has been in existence for less than ten years).

The computation of average annual total returns reflects all recurring charges and applicable fees under the Contract to all Owner accounts, including the following:

           -          the mortality and expense risk charge,

           -          the administrative expense charge, and

           - the applicable early surrender charge that may be charged at the end of the period in question.


[Side Bar: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the Securities and Exchange Commission (the "SEC") in the Form N-4 Registration Statement. These methods are described in detail in the Statement of Additional Information.]


Financial Information

Financial Statements of the Separate Account and Security First Life are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement.



DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS


Security First Life Insurance Company

Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in 49 states and the District of Columbia. Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). SFG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York mutual life insurance company.


MetLife is one of the world's largest financial services companies and the second largest life insurance company in the United States in terms of total assets, with approximately $215.3 billion worth of total assets as of December 31, 1998. As a mutual insurance company, MetLife has no shareholders. However, MetLife announced in November 1998 its intention to convert to a stock company. The "demutualization" plan will be subject to approval by the Board of Directors, the New York State Insurance Department and policyholders. As of May 1, 1999, MetLife does not know the complete details of the plan or when or if it will take effect.



The General Account

All of the assets of Security First Life, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you purchase your Contract or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by Security First Life. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the

Separate Account, Security First Life bears the full investment risk for amounts in the General Account. Security First Life has sole discretion to invest the assets of the General Account, subject to applicable law. The General Account provisions of the Contract are not intended to be offered by this Prospectus. Please see the terms of your actual Contract for more information.


The Separate Account


Security First Life established the Separate Account on May 29, 1980 in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that Security First Life offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.


The assets of the Separate Account are held in Security First Life's name on behalf of the Separate Account and legally belong to Security First Life. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of Security First Life's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including Security First Life's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to Security First Life's other business. Under state law and the terms of your Contract, the assets of the Separate Account will not be responsible for liabilities arising out of Security First Life's other business. Furthermore, Security First Life is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of variable annuity payments is guaranteed only to the extent of the level amount calculated at the beginning of each annuity year(See Annuity Benefits - Level Payments Varying Annually, page ___).

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Twelve of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

The Funds

Your investment choices are:

-----------------------------------------------------------------------------------------------
          Fund                        Investment Objective                 Investment Adviser
-----------------------------------------------------------------------------------------------
VIP Money Market Portfolio            The Fund seeks to obtain as high a   FMR
                                      level of current income as is
                                      consistent with preserving capital
                                      and providing liquidity  The
                                      portfolio will invest only in high
                                      quality U.S. dollar denominated
                                      money market securities of
                                      domestic and foreign issuers.
-----------------------------------------------------------------------------------------------
VIP Equity Income Portfolio           The Fund seeks reasonable income     FMR
                                      by investing primarily in
                                      income-producing equity
                                      securities. In choosing these
                                      securities, the Fund will also
                                      consider the potential for capital
                                      appreciation. The Fund's goal is
                                      to achieve a yield which exceeds
                                      the composite yield on the
                                      securities comprising the Standard
                                      & Poor's 500 Composite Stock Price
                                      Index.
-----------------------------------------------------------------------------------------------
VIP Growth Portfolio                  The Fund seeks to achieve capital   FMR
                                      appreciation normally through the
                                      purchase of common stocks
                                      (although the portfolio's
                                      investments are not restricted to
                                      any one type of security).
                                      Capital appreciation may also be
                                      found in other types of
                                      securities, including bonds and
                                      preferred stocks.
-----------------------------------------------------------------------------------------------
VIP Overseas Portfolio                The Fund seeks long-term growth of   FMR
                                      capital primarily through
                                      investments in foreign securities.
                                      Overseas Portfolio provides a
                                      means for investors to diversify
                                      their own portfolios by
                                      participating in companies and
                                      economies outside of the United
                                      States.
-----------------------------------------------------------------------------------------------
VIP II Asset Manager Portfolio        The Fund seeks high total return     FMR
                                      with reduced risk over the
                                      long-term by allocating its assets
                                      among stocks, bonds, and
                                      short-term, fixed income
                                      instruments.
-----------------------------------------------------------------------------------------------
VIP II Contrafund Portfolio           The Fund seeks capital               FMR
                                      appreciation by investing in
                                      companies that the investment
                                      adviser believes to be undervalued
                                      due to an overly pessimistic
                                      appraisal by the public.

-----------------------------------------------------------------------------------------------
VIP II Index 500 Portfolio            The Fund seeks investment results    FMR
                                      that correspond to the total
                                      return (i.e., the combination of
                                      capital changes and income) of
                                      common stocks publicly traded in
                                      the United States, as represented
                                      by the Standard & Poor's 500
                                      Composite Stock Price Index while
                                      keeping transaction costs and other
                                      expenses low.
----------------------------------------------------------------------------------------------------
SFT T. Rowe Price Growth & Income     The Fund seeks capital growth and    Security Management; Price
Series                                a reasonable level of current        Associates (subadviser)
                                      income. While this series will
                                      generally invest in common stocks
                                      and other equities, it may,
                                      depending on economic conditions,
                                      reduce such investments and
                                      substitute fixed income
                                      instruments.
--------------------------------------------------------------------------------------------------------
SFT U.S. Government Income Series     The Fund seeks to provide current    Security Management; BlackRock
                                      income.  The Series pursues this     (subadviser)
                                      this objective by investing in a
                                      professionally managed,
                                      diversified portfolio limited
                                      primarily to U.S. government
                                      securities.
--------------------------------------------------------------------------------------------------------
SFT Equity Series                     The Fund seeks to provide growth     Security Management; BlackRock
                                      of capital and income. The Series    (subadviser)
                                      is managed to take advantage of
                                      trends in the stock market that
                                      favor different styles of stock
                                      selection (value or growth) and
                                      different sizes of companies.
--------------------------------------------------------------------------------------------------------
SFT Bond Series                       The Fund seeks to achieve the        Security Management; NB
                                      highest investment income over the   (subadviser)
                                      long-term consistent with the
                                      preservation of principal through
                                      investment primarily in marketable
                                      debt instruments.  Growth of
                                      principal and income will also be
                                      objectives with respect to up to
                                      10% of the Bond Series' assets
                                      which may be invested in common
                                      and preferred stocks.
--------------------------------------------------------------------------------------------------------
Alger Small Capitalization Portfolio  The Fund seeks long-term capital     Alger Management
                                      appreciation by investing in a
                                      diversified, actively managed
                                      portfolio of equity securities,
                                      primarily of companies within the
                                      range of companies included in the
                                      Russell 2000 Growth Index.  Income
                                      is a consideration in the
                                      investments but is not an
                                      investment objective of the
                                      Portfolio.



Each Series buys and sells shares of the corresponding mutual fund. These Funds invest in stocks, bonds and other investments as indicated above. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Funds listed above are available only by purchasing annuities and life insurance policies offered by Security First Life or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by Security First Life. Fund shares will be redeemed by the Series to the extent necessary for Security First Life to make annuity or other payments under the Contracts.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.


The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to Security First Life's Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. Security First Life monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Contract Owners.


[Side Bar: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those mutual funds. The Funds most likely will not have the same performance experience as any publicly available mutual fund.]


           Substitution of Fund shares

Security First Life may substitute shares of another fund for Fund shares directly purchased and apply future Purchase Payments under the Contracts to the purchase of these substituted shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by Security First Life's management in view of the purposes of the Contracts. However, no substitution is allowed unless a majority of the Owners entitled to vote (those who have invested in the Series) and the SEC approves the substitution under the 1940 Act.



[Side Bar: The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information. The prospectuses are attached to or accompanied by this Prospectus. The Statements of Additional Information are available upon your request.]


Principal Underwriter

Security First Financial, Inc., 11365 West Olympic Boulevard, Los Angeles, California 90064, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. Security First Financial, Inc. is a Delaware corporation and a subsidiary of SFG.


Servicing Agent

SFG provides Security First Life with administrative services, including: office space, supplies, utilities, office equipment, travel expenses and periodic reports.


Custodian

Security First Life is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of Security First Life's officers and employees.



                                CONTRACT CHARGES

Security First Life deducts the charges described below. Security First Life represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.


           Services and benefits Security First Life provides include:

               - the ability for you to make withdrawals and surrenders under the Contracts;

               - the death benefit paid at your death, the Annuitant's death, or the death of the first of joint Contract owners;

               - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

               - administration of the annuity options available under the Contracts; and

               -      the distribution of various reports to Contract owners.

           Costs and expenses incurred by Security First Life include:


               - costs associated with various overhead and other expenses from providing the services and benefits under the Contracts;


               -      sales and marketing expenses; and

               -      other costs of doing business.

           Risks assumed by Security First Life include:

               - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

               - that the amount of the death benefit will be greater than the Contract value or the maximum of all step-up values for the Enhanced Death Benefit; and

               - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.

Security First Life may also deduct a charge for taxes, if applicable.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and Security First Life may profit from these charges in the aggregate.

Premium Taxes

Some states assess premium taxes on the Purchase Payments you make. Generally, premium taxes range from 0% to 2.35% (3.50% in Nevada), depending on the state. The Contracts permit Security First Life to deduct any applicable premium taxes from the Contract Value at or after the time they are incurred. Security First Life currently does not deduct for these taxes at the time you make a Purchase Payment. However, Security First Life will deduct the total amount of premium taxes, if any, from the Contract Value when you elect to begin receiving Annuity payments (Annuitization).

Surrender Charge

No sales charge is deducted from any Purchase Payment. During the accumulation phase, you can withdraw part or all of the Contract Value. In the first partial surrender in each Contract year, you can withdraw up to 10% of your Contract Value in the General Account and 10% of the Contract Value in the Separate Account free of surrender charges. If you withdraw money in excess of 10% of your Contract Value, you might have to pay a surrender charge on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following each Purchase Payment:


     -------------------------------------------------------------
     Number of Years
     Since Purchase Payment                  Surrender
     Date                                      Charge
     -------------------------------------------------------------
     Less than 1 year                            7%
     -------------------------------------------------------------
     1 year but less than 2                      6%
     -------------------------------------------------------------
     2 years but less than 3                     5%
     -------------------------------------------------------------
     3 years but less than 4                     4%
     -------------------------------------------------------------
     4 years but less than 5                     3%
     -------------------------------------------------------------
     5 years but less than 6                     2%
     -------------------------------------------------------------
     6 years but less than 7                     1%
     -------------------------------------------------------------
     7 years or more                             0%
     -------------------------------------------------------------


[The surrender charge is calculated by subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:


                               the surrender amount
           -----------------------------------------------------------
           1 - the percentage surrender charge expressed as a decimal]



Accumulation Units are cancelled on a first-in, first-out basis, and the amount credited to your Contract Value with respect to each Purchase Payment will be subject to the surrender charge. In no event will a surrender charge imposed on Accumulation Units be more than 9% of Purchase Payments allocated to the Separate Account. The effect of this varying schedule of percentage charges is that amounts that you leave in the Separate Account for longer periods of time are subject to a lower charge than amounts immediately surrendered.


Example of application of surrender charge. Assume your Contract Value is $100,000 at the beginning of Contract year 2 and you withdraw $30,000. Because that amount is more than your 10% free surrender amount, you would pay a surrender charge of $1,200 on the remaining $20,000 (6% of $30,000 - $10,000).

Keep in mind that withdrawals may be taxable, and if made before age 59 1/2, may be subject to a 10% Federal penalty tax described on page ___. For tax purposes, withdrawals are considered to come from earnings first.

If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

[Side Bar: The surrender charge covers marketing expenses for the sale of Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]


           Exceptions to surrender charge

In some cases, Security First Life will not charge you the surrender charge when you make a withdrawal. You do not pay the surrender charge:

               -      on transfers made within your Contract

               - on withdrawals of Purchase payments you made over seven years ago

               - If you die during the pay-in phase, your Beneficiary(ies) will receive the full death benefit without deduction

               - If you withdraw no more than 10% of your account balance in any Contract Year

               - If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days. The withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement


               - When you are an officer, director or full time employee of Security First Life or its affiliates. In this case, the purchase of the Contract is for personal investment purposes only

Administration Fees

An administration fee of .00041% (.15% per year) is deducted from your interest in the Separate Account on a daily basis.

Contract administration expenses include:

               -      the cost of policy issuance

               -      rent

               -      stationery and postage

               -      telephone and travel expenses

               -      salaries

               -      legal, administrative, actuarial and accounting fees

               -      periodic reports

               -      office equipment, and custodial expenses


Mortality and Expense Risk Charge


Security First Life charges a fee for bearing certain mortality and expense risks under the policy. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, Security First Life will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year.


If Security First Life has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.

Security First Life may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.

Federal, State and Local Taxes

Security First Life may in the future deduct charges from the Contract Value for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.


[Side Bar: Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus.]

Free Look Period

You may cancel your Contract within a certain time period. This is known as a "free look." Your Free Look Period is the 10-day period (or longer in certain states) starting when you receive your Contract. If you decide to cancel your Contract, Security First Life must receive your request to cancel in writing at its administrative office within the 10-day period. If the Contract is mailed to Security First Life, it will be considered to be returned on the postmark date. If the Contract is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to Security First Life.

The returned Contract will be treated as if Security First Life never issued it, and Security First Life will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Contract Value. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.


                          DESCRIPTION OF THE CONTRACTS


Assignment

Your Contract provides that you may freely assign your rights under it. However, if you hold your Contract in connection with a Section 401 or 403 plan, a Roth IRA, or a traditional IRA, you cannot assign or transfer the Contract.

Purchase Payments

You may make a Purchase Payment at any time. Your minimum initial Purchase Payment must be $1,000. Each additional Purchase Payment must at least $100. For IRAs, the initial Purchase Payment is $500 and each additional payment is $100. You will receive a confirmation of each Purchase Payment received.

Transfers

           Accumulation Units

You may transfer Accumulation Units among the Funds or to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units, unless you make a reallocation election or an enhanced dollar cost averaging election.

Your transfer instructions must be in writing or, if permitted by Security First Life, by telephone. If Security First Life permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that Security First Life will provide. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. Security First Life will not be liable for following instructions it reasonably believes to be genuine.

Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

           Annuity Units

You may transfer Annuity Units among the Series at any time with no charge. You may not transfer Annuity Units to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for a variable payout. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

           Minimum Transfer

A minimum of $500 must be transferred from any Series or from the General Account, except as permitted under a reallocation election or dollar cost averaging program. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

Dollar Cost Averaging


Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly, quarterly, semi-annual or annual basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower average cost per unit may be achieved over the long run. There is no additional charge to participate in dollar cost averaging.



You may participate in this program if your Contract Value is $5,000 or more. Under the program, your Accumulation Units from the Series invested in the Money Market Portfolio will be periodically transferred to other Series that you select. The program allows you to invest in non-money market Series over any time period that you choose instead of investing in these other Series all at once.


You choose whether the transfer will be made monthly, quarterly, semi-annually or annually. The minimum transfer amount is $100. You may terminate the program at any time by sending a written notice to Security First Life. (Security First Life reserves the right to limit the number of Series to which transfers can be made.)


Security First Life's Enhanced Dollar Cost Averaging Program (the "EDCA
Program")

From time to time, Security First Life may credit increased interest rates to you under programs established at no additional charge at Security First Life's discretion. If you are a new Contract owner, you may enroll in Security First Life's EDCA Program, a special pre-authorized transfer program. Under this program, you may allocate a Purchase Payment of at least $10,000 into the General Account and pre-authorize transfers from the General Account to any of the Series of the Separate Account under either a 6-month or 12-month transfer program. Under either program, the initial Purchase Payment and accrued interest must be transferred to the selected Series in substantially equal monthly installments over the 6- or 12-month period.


Reallocation Election


If your Contract Value is $5,000 or more, you may elect to systematically reallocate values invested in Accumulation Units among the Series and in the General Account in order to achieve an allocation ratio that you establish. Your request must be made in writing on a form provided by Security First Life.

(The reallocation election is not available under either the dollar cost averaging program or the EDCA Program.)

Transfers will occur quarterly. All transfers will be made on the third business day of the month in which the annual or quarterly anniversary of your Contract occurs. No transfer from the General Account shall exceed 20% of your interest invested in the General Account in any year. You may change the allocation ratios once each Contract Year. Any transfer among Series outside of the election will cause the election to terminate.

Modification of the Contracts

Security First Life must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

Security First Life is legally bound under the Contract to maintain these Annuity purchase rates. Security First Life must also abide by the Contract's provisions concerning:

               -      death benefits

               -      deductions from Purchase Payments

               -      deductions from Contract Values for transaction charges

               - deductions from the Separate Account for mortality and expense risk and administrative fees

               -      guaranteed rates with respect to fixed benefits

Security First Life may change such provisions without your consent to the extent permitted by the Contract, but only:

               - with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change;

               - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or

               - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

                               Security First Life Insurance Company
                               P.O. Box 92193
                               Los Angeles, California  90009
                               1 (800) 284-4536



                               ACCUMULATION PERIOD


Crediting Accumulation Units in the Separate Account

Security First Life will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. Security First Life determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

           Separate Account Accumulation Unit current values

The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each business day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net investment factor for the period since that day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

[Side Bar: The net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the administration fee, and mortality and expense risk fee) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.

Surrender from the Separate Account

You may surrender all or a portion of the cash value of your Contract at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Tax Considerations" on page ___. You should consult your tax adviser before making a withdrawal.


The cash value of your interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges or fees. Security First Life will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.


If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if a withdrawal would cause your interest in any Series or the General Account to have an after surrender value of less than $500.

However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.


           Payment of Surrender Amount

Payment of any amount surrendered from a Series will be made to you within seven days of the date that Security First Life receives your written request.

Security First Life may suspend surrenders when:

               - The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays.

               -      The SEC permits the suspension of withdrawals.

               - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

Account Statements

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

               -      all transactions for the period being reported

               - the number of Accumulation Units that are credited to your Contract in each Series

               -      the current Accumulation Unit value for each Series

               -      your Contract Value as of the end of the reporting period

Security First Life is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise Security First Life of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.



                                ANNUITY BENEFITS

Variable Annuity Payments

Your interest in the Series may be applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

           Assumed Investment Return

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.


Election of Annuity Date and Form of Annuity

You choose the Annuity Date and the form of Annuity payment.


           Election of Annuity Date

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:

               - the Contract anniversary nearest to the Annuitant's 85th birthday, or

               -      the 10th anniversary of the Contract Date.


You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.

Please note that the Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

           Form of Annuity


[Side Bar: There are three people who are involved in payments under your
Annuity:

               -      you, the Owner

               -      the Annuitant

               -      the Beneficiary

The Owner and the Annuitant may be the same person.]


Currently, Security First Life provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.

Option 1 - Life  Annuity


You receive Annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. Because Security First Life does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments involving a life contingency.



Option 2 - Life Annuity with 120, 180, or 240 Monthly Payments Certain

You receive a guaranteed minimum number of monthly Annuity payments during the lifetime of the Annuitant. In addition, Security First Life guarantees that you, (or your Beneficiary, if you are the Annuitant) will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

Option 3 - Installment Refund Life Annuity

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Contract Value allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

Option 4 - Joint and Last Survivor Life Annuity

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and during the lifetime of the survivor of the two of you. Security First Life stops making payments with the last payment before the death of the last surviving payee. Security First Life does not guarantee a minimum number of payments under this arrangement. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and Security First Life does not pay death proceeds because of the death of the other payee.

Option 5 - Payments for a Designated Period (Fixed Annuity Only)


Security First Life makes Annuity payments monthly to you or another properly-designated payee, or to the Beneficiary at your or another payee's death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by Security First Life that will not be less than 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.


If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes to an optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:

               -      the mortality table specified in the Contract

               -      the age and where permitted the sex of the Annuitant

               -      the type of Annuity payment option selected, and

               -      the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

               -      the number of years in the payment period, and

               -      the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of Security First Life.

Frequency of Payment

Your payments under all options will be made on a monthly basis unless you and Security First Life have agreed to a different arrangement.

Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, Security First Life has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.


Level Payments Varying Annually

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, Security First Life will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, Security First Life transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, Security First Life will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, Security First Life will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.


Annuity Unit Values

This is how Security First Life calculates the Annuity Unit Value for each
Series:

               - First, Security First Life determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous valuation date to the current valuation date.

               - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.

               - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.

               - Finally, the previous Annuity Unit Value is multiplied by this result.



                                 DEATH BENEFITS

Death Before the Annuity Date

If you chose another person other than yourself as the Annuitant under your contract and the Annuitant dies, you become the Annuitant. If you die before the Annuity Date, whether or not you are the Annuitant, your Beneficiary(ies) will receive a death benefit that is the greatest of:

               - the total of all Purchase Payments less any partial withdrawals, including amounts already applied to produce Annuity payments

               -      the Contract Value of settlement

               - in the event the Contract is issued to you (or you and co-owners) on or before you (or they) attain age 70, the greater of the Contract Value at the end of the seventh Contract Year or the

                      Contract Value at the end of each following fifth Contract Year. (In each case increased by later Purchase Payments and reduced by later withdrawals or amount applied to an annuity pay out.)


[Side Bar: If you own a joint Contract with another person or persons, the death of either you or your co-owner will constitute the death of the Owner for Contract purposes.]

Your Beneficiary(ies) receive the death benefit as either:

               1) A lump sum that must be made within five (5) years of your death.
               or
               2) Annuity income under Annuity Income Options One, Two or Five described in Article 7 of the Contract.

If your Beneficiary(ies) chooses one of the Annuity income options:

                      - Payments must begin within one year of your death (However, your spouse may delay commencement of payments up to the date that you would have reached 70 1/2.)

                      - The guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.

                      - The Contract Value on the date of the first Annuity payment will be used to determine the amount of the death benefit.

If your spouse is your sole Beneficiary, he or she may choose to succeed to your rights as Owner rather than to take the death benefit. If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

               -      Your Beneficiary(ies) and you die at the same time.

               - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by Security First Life before the date due.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that Security First Life agrees to accept as proof of death.


Death After the Annuity Date

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

               - have all the remaining rights and powers under a Contract, and

               - be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by Security First Life. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. Additional tax information is included in the SAI. (Neither this Prospectus nor the SAI addresses state, local or foreign tax matters.)

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (the "Code") governs how this money is ultimately taxed. There are different rules for Qualified and Non-qualified Contracts and depending on how the money is distributed, as briefly described below.

You generally will not be taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as an Annuity payment. This concept is known as tax deferral. In addition, Security First Life will not be taxed on the investment income and capital gains of the Separate Account.

[SIDE BAR: A QUALIFIED CONTRACT is a Contract that is purchased for certain types of tax-advantaged retirement plans (previously defined as "qualified plans").


     For purposes of this Prospectus, qualified plans include:

     - SECTION 401 PLANS (pension and profit-sharing plans, including plans for the self-employed)

     - SECTION 403(b) PLANS (tax-deferred annuities)

     - SECTION 457 PLANS (deferred compensation plans)

     - TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES ("IRAs")

     - ROTH IRAs

A NON-QUALIFIED CONTRACT is a Contract that is purchased on an individual basis with after-tax dollars and not under one of the programs listed above in the description of a Qualified Contract.]

[SIDE BAR: Please note that the terms of your particular plan, IRA or Roth IRA may limit your rights otherwise available under the Contract.]

NON-QUALIFIED CONTRACTS

If you are the owner of a Non-qualified Contract, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments (for example, there is no deduction available for Purchase Payments), but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (that is, a distribution made prior to Annuitization) or as Annuity payments.

Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law. A lump sum taken in lieu of remaining Annuity payments will be treated as a withdrawal for tax purposes.

If a Non-qualified Contract is owned by someone other than an individual (for example, by a corporation), the Contract will generally not be treated as an annuity for tax purposes. For these entities, any increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includible in the Owner's annual income.

       WITHDRAWALS

If you make a partial withdrawal, for tax purposes, the amount withdrawn will generally be treated as first coming from earnings and then from your Purchase Payments. These withdrawn earnings are includible in your gross income and are taxed at ordinary income rates.

[SIDE BAR: Earnings are the income that your Contract generates.

There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income.]

       ANNUITY DISTRIBUTIONS

When you receive an Annuity payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity payment (that is, any earnings) is included in your gross income and will be considered ordinary income for tax purposes.

How the Annuity payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity payments are expected to be made. Annuity payments received after you have received all of your premium payments are fully includible in income.

       EARLY SURRENDER PENALTY

The Code also provides that income distributed as an Annuity or lump sum withdrawal from a Non-qualified Contract may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

       -  paid on or after the date you reach age 59-1/2;

       -  paid to your Beneficiary(ies) after you die;

       - paid if you become totally disabled (as that term is defined in the Code);

       -  paid in a series of substantially equal payments made annually
          (or more frequently) under a life or joint life expectancy Annuity;

       -  paid under an immediate Annuity;

       -  which come from Purchase Payments made prior to August 14, 1982.


(Other exceptions to the penalty may be available, and if you are not yet age 59-1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed if you elect to receive payments in substantially equal installments as a life or life expectancy Annuity prior to age 59-1/2 and then change the method of distribution before you reach the age of 59-1/2. You will be assessed the penalty even after age 59-1/2 if payments have not continued for five years.

If you are issued multiple annuity contracts within a calendar year by one company or its affiliates, the tax law may treat these contracts as one annuity contract for purposes of determining your tax on any distribution. This treatment may result in adverse tax consequences for you.

QUALIFIED CONTRACTS

The full amount of all distributions received from a Section 401, 403(b), 457 plan or IRA (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover to the Contract. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of a Section 457 plan, a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.


     MANDATORY MINIMUM DISTRIBUTIONS


If you are a participant in a Section 401, 403(b) or 457 plan or a traditional IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70-1/2 (or, in some cases, the year you retire, if later).


In addition, distributions under Section 401, 403(b) and 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

     EARLY SURRENDER PENALTY


If you receive a taxable distribution from a Section 401 plan, Section 403(b) plan or IRA under your Contract before you reach age 59-1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax.

[As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:

                                                             Type of Plan
     --------------------------------------------------------------------------
                                                  401            403(b)     IRA
     --------------------------------------------------------------------------
     After you die                                  x              x         x
     (paid to your Beneficiary(ies)
     --------------------------------------------------------------------------
     After you become totally disabled (as          x              x         x
     defined in the Code)
     --------------------------------------------------------------------------
     If you separate from service after you         x              x
     reach age 55
     --------------------------------------------------------------------------
     In a series of substantially equal             x              x         x
     payments made annually (or more              (after
     frequently) under a life or joint life       separation
     expectancy Annuity                           from service)
     --------------------------------------------------------------------------

     --------------------------------------------------------------------------
     Pursuant to a domestic relations order         x              x
     --------------------------------------------------------------------------

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed if you elect to receive payments in substantially equal installments as a life or joint life expectancy Annuity prior to age 59 1/2 and then change the method of distribution before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for five years.

Distributions before age 59 1/2 generally are not permitted under Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency. Distributions from Section 457 plans as not subject to the penalty tax for early withdrawals.

     ROLLOVERS OF PLAN CONVERSIONS

You may roll over distributions (other than certain distributions, such as required distributions) from one plan or arrangement to another plan or arrangement without incurring any Federal income tax under some circumstances. These circumstances are as follows:

          Distribution from:            May be Rolled into:
          ------------------            -------------------

-----------------------------------------------------------------
o Section 401 plan             another Section 401 plan;
                               or
                               an IRA
-----------------------------------------------------------------
o Section 403(b) plan          another Section 403(b) plan;
                               or
                               an IRA
-----------------------------------------------------------------
o IRA                          another IRA;
                               a Roth IRA (under certain
                                 conditions); or
                               a Section 401 or 403(b) plan
                               if the IRA contains only
                                 permissible rollover amounts
-----------------------------------------------------------------

     DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

WITHHOLDING

     MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan or a Section 403(b) plan, Security First Life is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

     o paid over your life or the joint life expectancy of you and your Beneficiary(ies);

     o    paid over a period of 10 years or more;

     o    necessary to satisfy the minimum distribution requirements; or

     o certain contributions from Section 401 and Section 403(b) plans paid as hardship distributions.

The requirements discussed below under "Other tax withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, Security First Life is not required to withhold the money if an eligible rollover distribution is rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

       OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial withdrawals that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You may also revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. Security First Life will notify you at least annually of your right to revoke or reinstate tax withholding.

       TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide Security First Life (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

                                  VOTING RIGHTS

As the owner of the Separate Account, Security First Life is the legal owner of the shares of the funding options. Based upon Security First Life's current view of applicable law, you have voting interests under your Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.

Security First Life will vote all shares of the underlying Funds as directed by you and other Contract Owners who have voting interests in the Funds. Security First Life will send you and other Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When Security First Life receives these instructions, it will vote all of the shares in proportion to the instructions. If Security First Life does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners. If Security First Life determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

Security First Life is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless Security First Life has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which Security First Life may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Contract Value allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

                                 YEAR 2000 ISSUE


Security First Life and its service providers, including the underlying Fund options, depend on the smooth operation of their computer systems. Many computer and software systems in use today cannot recognize the Year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on Security First Life and the Separate Account, including the calculation of your interest in the Series, on the Funds' handling of securities trades, pricing and account services, as well as on the companies in which the Funds will invest. Security First Life is monitoring the efforts of the service providers to prepare their systems for the Year 2000 and expects that each Series' service providers will be adapted before that date. There can be no guarantee, however, that Security First Life or its service providers will be successful or that the steps taken by Security First Life will be sufficient to avoid any adverse impact on the Separate Account and each of its Series.




                                LEGAL PROCEEDINGS

There are no present or pending material legal proceedings affecting the Separate Account. Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.


                             ADDITIONAL INFORMATION


You may contact Security First Life at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 1999, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is attached at page ____.

A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, Security First Life and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

                 ----------------------------------------------

                                   PROSPECTUS
                                  MAY 1, 1999
                 ----------------------------------------------

              THE SECURITY FIRST PRIVATE CLIENT ADVISOR CONTRACTS
                                 issued through
                     SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                       by
                     SECURITY FIRST LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

This Prospectus gives you important information about the individual flexible payment fixed and variable annuity contracts issued through Security First Life Separate Account A by Security First Life Insurance Company (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("qualified plans"), as well as from distributions made under retirement plans that do not qualify for special tax treatment ("non-qualified plans").

You decide how to allocate your money among the available investment choices. Your payments will be allocated to Separate Account A (the "Separate Account"). The Separate Account, in turn, invests in the following underlying mutual funds:

         BARR ROSENBERG SERIES TRUST

               Barr Rosenberg Market Neutral Fund

         HOTCHKIS AND WILEY VARIABLE TRUST

               International VIP Portfolio

         OPPENHEIMER VARIABLE ACCOUNTS FUND

               Oppenheimer Money Fund

         LEVCO SERIES TRUST

               LEVCO Equity Fund

         NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.

               Growth Portfolio

         OFFITBANK VARIABLE INSURANCE FUND, INC.

               High Yield Fund
               Total Return Fund

         PIMCO VARIABLE INSURANCE TRUST

               Capital Appreciation Portfolio

         ROYCE CAPITAL FUND

               Royce Capital Appreciation Portfolio

You can choose any combination of these investment choices. Your Contract Value will vary daily to reflect the investment experience of the funding options selected. These mutual funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest. THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY THE MUTUAL FUND PROSPECTUSES.

An investment in any of         For more information:
these variable annuities        If you would like more information about the contract, you
involves investment risk.       can obtain a copy of the Statement of Additional Information
You could lose money you        ("SAI") dated May 1, 1999. The SAI is legally considered a
invest. The Contracts and       part of this Prospectus as though it were included in the
the mutual funds are:           Prospectus. The Table of Contents of the SAI appears on page
- not bank deposits or            of the Prospectus. To request a free copy of the SAI or to
  obligations                   ask questions, write or call:
- not federally insured or
  guaranteed                    Security First Life Insurance Company
- not endorsed by any bank      P.O. Box 92193
  or government agency          Los Angeles, California 90009
- not guaranteed to achieve     Phone: (800) 284-4536
  their investment objective
                                The Securities and Exchange Commission ("SEC") has a website
                                (http://www.sec.gov) which you may visit to view this
                                Prospectus, the SAI, or additional material that also is
                                legally considered a part of this Prospectus, as well as
                                other information.
                                THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR
                                DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY
                                REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Glossary....................................................    4
Summary of the Contracts....................................    6
Fee Tables and Examples.....................................    9
Condensed Financial Information.............................   11
Financial and Performance Information.......................   12
Description of Security First Life Insurance Company, The
  General Account, The Separate Account, The Funds and
  Service Providers.........................................   12
     Security First Life Insurance Company..................   12
     The General Account....................................   13
     The Separate Account...................................   13
     The Funds..............................................   14
     Principal Underwriter..................................   15
     Servicing Agent........................................   15
     Custodian..............................................   16
Contract Charges............................................   16
     Premium Taxes..........................................   17
     Sales Charge...........................................   17
     Mortality and Expense Risk Charge......................   17
     Federal, State and Local Taxes.........................   17
     Free Look Period.......................................   17
Description of the Contracts................................   18
     Assignment.............................................   18
     Purchase Payments......................................   18
     Transfers..............................................   18
     Dollar Cost Averaging..................................   19
     Reallocation Election..................................   19
     Modification of the Contracts..........................   19
Accumulation Period.........................................   20
     Crediting Accumulation Units in the Separate Account...   20
     Surrender from the Separate Account....................   20
     Account Statements.....................................   21
Annuity Benefits............................................   21
     Variable Annuity Payments..............................   21
     Election of Annuity Date and Form of Annuity...........   22
     Frequency of Payment...................................   23
     Level Payments Varying Annually........................   23
     Annuity Unit Values....................................   24

                                                              PAGE
                                                              ----
Death Benefits..............................................   24
     Death Before the Annuity Date..........................   24
     Death After the Annuity Date...........................   25
Federal Tax Considerations..................................   26
     General Taxation of Annuities..........................   26
     Non-qualified Contracts................................   26
     Qualified Contracts....................................   27
     Withholding............................................   29
Voting Rights...............................................   30
Year 2000 Issue.............................................   31
Legal Proceedings...........................................   31
Additional Information......................................   31
Table of Contents of Statement of Additional Information

Security First Life does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. Security First Life has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material Security First Life authorizes.

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT -- A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT -- The person on whose life Annuity payments under a Contract are based.

ANNUITY -- A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION OR ANNUITY DATE -- The date on which Annuity payments begin.

ANNUITY UNIT -- A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN -- The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY -- The person who has the right to a Death Benefit upon your death.

BUSINESS DAY -- Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CONTRACT -- The agreement between you and Security First Life covering your rights.

CONTRACT DATE -- The date your Contract was issued to you.

CONTRACT VALUE -- The sum of your interests in the Separate Account Series. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units.

CONTRACT YEAR -- A 12-month period starting on the Contract Date and on each anniversary of the Contract Date.

FIXED ANNUITY -- An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD -- The 10-day period when you first receive your Contract. During this time period, you may cancel your Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states).

FUND -- A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT -- All assets of Security First Life other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE -- The date on which Annuity payments begin if you do not select another date. It is the later of the Contract anniversary nearest the Annuitant's 100th birthday or the 10th anniversary of the Contract Date.

OWNER -- You, the person who has title to the Contract.

PURCHASE PAYMENT -- The amounts paid by you to Security First Life in order to provide benefits under the Contract.

SEPARATE ACCOUNT -- The segregated asset account entitled "Security First Life Separate Account A" which has been established by Security First Life under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES -- The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

VALUATION DATE -- Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. Security First Life will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD -- The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY -- An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

--------------------------------------------------------------------------------

                            SUMMARY OF THE CONTRACTS
--------------------------------------------------------------------------------


Please see the section          THE CONTRACTS
"Qualified Contracts" on
page   for more information.    The Contracts may be offered to:
                                - Qualified Plans such as:
                                -- Section 403(b) tax-sheltered annuities
                                -- Section 457 deferred compensation plans
                                -- Section 401 pension and profit sharing plans
                                -- individual retirement annuities
                                -- traditional Individual Retirement Accounts ("IRAs")
                                -- Roth IRAs
                                - Plans that do not qualify for special tax treatment
                                (Non-qualified Contracts)
                                - Individuals seeking to accumulate money for retirement


Please see "Transfers" on       PURCHASE PAYMENTS
page   for more information.
                                Purchase Payments under the Contracts are made to the
                                Separate Account. You can buy a Contract for $100,000 and
                                add as little as $25,000 at any time. There is no sales
                                charge; however, the charges and deductions described under
                                "Contract Charges" on page ___ will be deducted from the
                                Contract Value. You can transfer amounts allocated to the
                                Separate Account between any of the mutual fund investment choices, at any time and as many times as you choose.

Please see "The Separate        SEPARATE ACCOUNT
Account" on page   and "The
Funds" on page   for more       Purchase Payments allocated to the Separate Account are
information.                    invested at net asset value in Accumulation Units in one or more of nine Series, each of which invests in one of the
                                following nine Funds:



--------------------------------------------------------------------------------------------
FUNDS                                                      ADVISERS/SUBADVISERS
--------------------------------------------------------------------------------------------
 BARR ROSENBERG SERIES TRUST                   Rosenberg Institutional Equity Management
--------------------------------------------------------------------------------------------
 Barr Rosenberg Market Neutral Fund
--------------------------------------------------------------------------------------------
 HOTCHKIS & WILEY VARIABLE TRUST               Hotchkis & Wiley, a Division of Merrill Lynch
                                               Asset Management, LP
--------------------------------------------------------------------------------------------
 International VIP Portfolio
--------------------------------------------------------------------------------------------
 LEVCO SERIES TRUST                            John A. Levin & Co., Inc.
--------------------------------------------------------------------------------------------
 LEVCO Equity Fund
--------------------------------------------------------------------------------------------
 NAVELLIER VARIABLE INSURANCE SERIES FUND,     Navellier & Associates, Inc.
   INC.
--------------------------------------------------------------------------------------------
 Growth Portfolio
--------------------------------------------------------------------------------------------
 OFFITBANK VARIABLE INSURANCE FUND, INC.       OFFITBANK
--------------------------------------------------------------------------------------------
 High Yield Fund
--------------------------------------------------------------------------------------------
 Total Return Fund
--------------------------------------------------------------------------------------------
 OPPENHEIMER VARIABLE ACCOUNT FUNDS            OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------
 Oppenheimer Money Fund
--------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE TRUST                Cadence Capital Management
--------------------------------------------------------------------------------------------
 Capital Appreciation Portfolio
--------------------------------------------------------------------------------------------
 ROYCE CAPITAL FUND                            Royce & Associates, Inc.
--------------------------------------------------------------------------------------------
 Royce Total Return Portfolio
--------------------------------------------------------------------------------------------

Please see "Charges and       CHARGES AND DEDUCTIONS
Deductions" on page   for
more information.             The following fees and expenses apply to your
                              Contract:

                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                              DAILY DEDUCTIONS
                              - Mortality and Expense Risks fee*...............             .003425%
                                                                                    (1.25% per year)
                              ---------------
                              * Until further notice, Security First Life will waive the daily mortality and expense risk charge to 0.00106849% (0.39% per year), and this reduction is permanent for Contracts issued before the termination or reduction of the waiver. (See "Mortality and Expense
                                Risk Charge," page   .)

                              FEE OR EXPENSE                                           AMOUNT OF FEE
                              ----------------------------------------------------------------------
                              PREMIUM TAXES
                              Payable to a state or government agency..........           0% - 2.35%
                              with respect to your Contract. It may be deducted    (3.50% in Nevada)
                              on or after the date the tax is incurred.
                              Currently, Security First Life deducts these
                              taxes upon annuitization


Please see "Free Look           FREE LOOK PERIOD
Period" on page   for more
information.                    You may cancel your Contract within 10 days after you
                                receive it (or longer depending on state law) for a full
                                refund of all Purchase Payments (or the greater of Purchase
                                Payments or the Contract Value in some states). All Purchase
                                Payments will be initially allocated to the Oppenheimer
                                Money Fund during the Free Look period.

                                VARIABLE ANNUITY PAYMENTS

                                You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your
                                selections before your Annuity Date. Your monthly Annuity
                                payments will start on the Annuity Date. Payments will vary from year to year based on a comparison of the assumed
                                investment returns you selected with the actual investment experience of the Series in which the Contract Value is
                                invested.

                                If your monthly payments from a particular Series are less than $50, Security First Life may change the frequency of
                                your payments so that each payment will be at least $50 from that Series.

Please see "Federal Tax         SURRENDER
Considerations" on page
  for more information.         You may surrender all or part of your Contract Value before the Annuity Date. You may not make a partial surrender if it would cause your interest in any Series to fall below $500.
                                However, if you are withdrawing the entire amount allocated to a Series; these restrictions do not apply.
                                Any earnings surrendered will be taxed as ordinary income
                                and may be subject to a penalty tax under the Internal
                                Revenue Code. Certain restrictions apply for qualified
                                Contracts.

Please see "Death Benefits"  DEATH BENEFIT
on page   for more
information.                 One of the insurance guarantees we provide you under your Contract is that your
                             Beneficiary(ies) will be protected against market downturns. You name your
                             Beneficiary(ies). If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is the greater of:
                             - the total of all Purchase Payments less any partial withdrawals; or
                             - the Contract Value at settlement
                             If you (or any co-owner) is 76 or older on the Contract Date, the death benefit will equal the Contract Value at settlement.
                             Your Beneficiary(ies) may choose to receive this benefit in a lump sum or to apply it to certain of the available annuity forms contained in this Contract.

--------------------------------------------------------------------------------

                             FEE TABLE AND EXAMPLES
--------------------------------------------------------------------------------

The purpose of these fee tables and examples is to assist you in understanding the various costs and expenses that you will bear, directly or indirectly, under your Contract.

EXPENSE DATA

The table reflects expenses of the Separate Account as well as expenses of the underlying Funds that make up the investment options for the Separate Account. In addition to the expenses listed below, premium taxes may be applicable.* Please see Fund prospectuses for a more complete description of the various costs and expenses of the Funds.
---------------
* Under State law, premium taxes may be deducted from each Purchase Payment or upon annuitization. At this time Security First Life deducts the premium tax only from amounts annuitized.

                                   FEE TABLES

                                 YOUR EXPENSES

Participant Transaction Expenses -- None

                        SEPARATE ACCOUNT ANNUAL EXPENSES

   (AS A PERCENTAGE OF AVERAGE CONTRACT VALUE AND INCLUDING EXPENSE WAIVER.)

                  (DEDUCTED DAILY FROM THE SEPARATE ACCOUNT.)


Mortality and Expense Risk Fee..............................  .39% per year
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES......................  .39% per year

                              FUND ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                      (NET OF ANY WAIVER OR REIMBURSEMENT)



-------------------------------------------------------------------------------------------------------------------------
                                                HOTCHKIS &
                                   BARR           WILEY
                                ROSENBERG     INTERNATIONAL      LEVCO       NAVELLIER     OFFITBANK        OFFITBANK
                                  MARKET           VIP           EQUITY       GROWTH       HIGH YIELD      TOTAL RETURN
                               NEUTRAL FUND     PORTFOLIO         FUND       PORTFOLIO        FUND             FUND
-------------------------------------------------------------------------------------------------------------------------
 (a)    Management Fee            1.90%            .75%           .85%         .85%           .85%             .50%
-------------------------------------------------------------------------------------------------------------------------
 (b)    Other Expenses             .10%            .30%           .25%         .65%           .30%             .30%
-------------------------------------------------------------------------------------------------------------------------
 (c)    Total Annual
        Expenses                  2.00%           1.05%          1.10%         1.50%         1.15%             .80%
-------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------
                                                                       PIMCO CAPITAL*     ROYCE TOTAL
                                                      OPPENHEIMER       APPRECIATION         RETURN
                                                       MONEY FUND        PORTFOLIO         PORTFOLIO
--------------------------------------------------------------------------------------------------------
 (a)    Management Fee                                    .45%              .83%             1.00%
--------------------------------------------------------------------------------------------------------
 (b)    Other Expenses                                    .05%              .02%              .35%
--------------------------------------------------------------------------------------------------------
 (c)    Total Annual Expenses                             .50%              .85%             1.35%
--------------------------------------------------------------------------------------------------------



* PIMCO has agreed to reduce its administrative fee to the extent that total Portfolio operating expenses are .85%.


Total yearly expenses have been reduced as a result of voluntary or contractual fee waivers or expense assumptions by the investment adviser and/or administrator. If the reduction had not occurred, total yearly expenses would have been:


     - Barr Rosenberg Market Neutral Fund -- 2.00%;



     - Hotchkis & Wiley International VIP Portfolio -- 1.35%;



     - LEVCO Equity Fund -- 18.08%;


     - Navellier Growth Portfolio -- 5.0%;

     - OFFITBANK High Yield Fund -- 1.38%;

     - OFFITBANK Total Return Fund -- 5.25%;

     - Royce Total Return Portfolio -- 2.99%.

EXAMPLES
--------------------------------------------------------------------------------


                                   CONDITIONS
                           YOU WOULD PAY THE FOLLOWING
        SEPARATE              EXPENSES ON A $1,000               TIME PERIODS
        ACCOUNT           INVESTMENT ASSUMING 5% ANNUAL          ---------------------------------------
         SERIES                 RETURN ON ASSETS:                1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------
 Barr Rosenberg Market    See Text from Table             (a)     $ 24      $ 75      $128       $273
  Neutral Fund                                            (b)       24        75       128        273
--------------------------------------------------------------------------------------------------------
 Hotchkis & Wiley         SAME                            (a)       15        46        79        172
  International VIP                                       (b)       15        46        79        172
  Portfolio
--------------------------------------------------------------------------------------------------------
 LEVCO Equity             SAME                            (a)       15        47        81        178
  Fund                                                    (b)       15        47        81        178
--------------------------------------------------------------------------------------------------------
 Navellier Growth         SAME                            (a)       19        59       102        221
  Portfolio                                               (b)       19        59       102        221
--------------------------------------------------------------------------------------------------------
 OFFITBANK High Yield     SAME                            (a)       16        49        84        183
  Fund                                                    (b)       16        49        84        183
--------------------------------------------------------------------------------------------------------
 OFFITBANK Total Return   SAME                            (a)       12        38        65        144
  Fund                                                    (b)       12        38        65        144
--------------------------------------------------------------------------------------------------------
 Oppenheimer Money        SAME                            (a)        9        28        49        110
  Fund                                                    (b)        9        28        49        110
--------------------------------------------------------------------------------------------------------
 PIMCO Capital            SAME                            (a)       13        39        68        150
  Appreciation Portfolio                                  (b)       13        39        68        150
--------------------------------------------------------------------------------------------------------
 Royce Total Return       SAME                            (a)       18        55        94        205
  Portfolio                                               (b)       18        55        94        205
--------------------------------------------------------------------------------------------------------


EXPLANATION OF FEE TABLES AND EXAMPLES

1. Security First Life has determined to voluntarily reduce its mortality and expense risk charge to 0.39% per year. Without this reduction, the charge would have been 1.25% per year. This may be terminated at any time, but any change in this reduction will not affect Contracts issued prior to the change.

2. The purpose of these tables and examples is to aid you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying Funds. Premium taxes are not reflected.


3. THE EXAMPLES ARE NOT REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


--------------------------------------------------------------------------------

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


The Security First Private Client Advisor is a new variable insurance Contract being offered by Security First Life. The Series that invest in the Funds were created in 1999. Therefore, no financial information is available at this time.

--------------------------------------------------------------------------------

                     FINANCIAL AND PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

All performance numbers are     PERFORMANCE INFORMATION
based upon historical
earnings. These numbers are     From time to time, Security First Life may advertise the
not intended to indicate        performance of a Series. This performance information may
future results. Yields and      include:
average annual total returns
are determined in accordance    - the YIELD and EFFECTIVE YIELD of Series invested in the
with the computation methods      OPPENHEIMER MONEY FUND of the Separate Account
required by the Securities
and Exchange Commission (the    - AVERAGE ANNUAL TOTAL RETURNS for the other Series of the
"SEC") in the Form N-4            Separate Account.
Registration Statement.
These methods are described     YIELD is the net income generated by an investment in the
in detail in the Statement      OPPENHEIMER MONEY FUND for a specific seven-day period,
of Additional Information.      expressed as a percentage of the value of the Series'
                                Accumulation Units. Yield is an annualized figure, which
                                means that Security First Life assumes that the Series will generate the same level of net income over a one-year period and compounds that income on a semi-annual basis.
                                Because of the assumed compounding, the Oppenheimer Money
                                Fund's effective yield will be slightly higher than its
                                yield. The computation of yield reflects all recurring
                                changes under the Contract to all Owner accounts, including the mortality and expense risk charge.

                                ANNUAL RETURN measures the net income of a Series and any
                                realized or unrealized gains or losses of the underlying
                                investments in the Series, over the period stated. AVERAGE
                                ANNUAL TOTAL RETURN figures are annualized and, therefore, represent the average annual percentage change in the value of an investment in a Series over the period stated. Average annual total returns are expressed for at least one, five
                                and ten year periods (or from a Series' inception if the
                                Series has been in existence for less than ten years).
                                The computation of average annual total returns reflects all recurring charges and applicable fees under the Contract to all Owner accounts, including the mortality and expense risk charge

                                FINANCIAL INFORMATION

                                Financial Statements of the Separate Account and Security
                                First Life are contained in the Statement of Additional
                                Information. Please see the first page of this Prospectus
                                for information on how to obtain a copy of the Statement.

--------------------------------------------------------------------------------

             DESCRIPTION OF SECURITY FIRST LIFE INSURANCE COMPANY,
                   THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT,
                        THE FUNDS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

SECURITY FIRST LIFE INSURANCE COMPANY

Security First Life is a stock life insurance company founded in 1960 and organized under the laws of the State of Delaware. Its principal executive offices are located at 11365 West Olympic Boulevard, Los Angeles, California 90064. Security First Life is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in 49 states and the District of Columbia.

Security First Life is a wholly-owned subsidiary of Security First Group, Inc. ("SFG"). SFG in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York mutual life insurance company.


MetLife is one of the world's largest financial services companies and the second largest life insurance company in the United States in terms of total assets, with approximately $215.30 billion worth of total assets as of December 31, 1998. As a mutual insurance company, MetLife has no shareholders. However, MetLife announced in November 1998 its intention to convert to a stock company. The "demutualization" plan will be subject to approval by the Board of Directors, the State of New York Insurance Department and policyholders. As of May 1, 1999, MetLife does not know the complete details of the plan or when or if it will take effect.


THE GENERAL ACCOUNT

All of the assets of Security First Life, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. Security First Life has sole discretion to invest the assets of the General Account, subject to applicable law.

THE SEPARATE ACCOUNT


Security First Life established the Separate Account on May 29, 1980 in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that Security First Life offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.


The assets of the Separate Account are held in Security First Life's name on behalf of the Separate Account and legally belong to Security First Life. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of Security First Life's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including Security First Life's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to Security First Life's other business. Under state law and the terms of your Contract, the assets of the Separate Account will not be responsible for liabilities arising out of Security First Life's other business. Furthermore, Security First Life is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. HOWEVER, THE AMOUNT OF THESE VARIABLE ANNUITY PAYMENTS IS GUARANTEED ONLY TO THE EXTENT OF THE LEVEL AMOUNT CALCULATED AT THE BEGINNING OF EACH ANNUITY YEAR (See Annuity Benefits -- Level Payments Varying Annually, page
     ).

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Nine of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

THE FUNDS

Your investment choices are:


----------------------------------------------------------------------------------------------------------
 FUND                                   INVESTMENT OBJECTIVE                  INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------
 Barr Rosenberg Market  1. The Fund seeks long-term capital appreciation      Rosenberg Institutional
 Neutral Fund           while maintaining minimal exposure to general equity  Equity Management market risk. The Fund seeks a total return greater
                        than the return on 3-month United States ("U.S.")
                        Treasury Bills.
----------------------------------------------------------------------------------------------------------
 Hotchkis & Wiley       2. The Fund seeks to provide current income and       Hotchkis & Wiley, a division
 International VIP      long-term growth of income accompanied by growth of   of Merrill Lynch Asset
 Portfolio              capital. The Fund will attempt to achieve its         Management, L.P.
                        objective by investing at least 65% of its total
                        assets in equity securities in at least three
                        non-U.S. markets.
----------------------------------------------------------------------------------------------------------
 LEVCO Equity Fund      3. The Fund seeks to achieve long-term growth of      John A. Levin & Co., Inc.
                        capital through an emphasis on the preservation of
                        capital and an attempt to control volatility as
                        measured against the Standard & Poors Composite 500
                        Stock Index. The Fund pursues this objective by
                        investing its assets primarily in common stocks and
                        other securities, preferred stock, warrants, and
                        rights.
----------------------------------------------------------------------------------------------------------
 Navellier Growth       4. The Fund seeks to achieve long-term growth of      Navellier & Associates, Inc.
 Portfolio              capital primarily through investment in companies
                        with appreciation potential. The Fund invests in
                        equity securities traded in all U.S. Markets,
                        including dollar denominated foreign securities
                        traded in U.S. Markets.
----------------------------------------------------------------------------------------------------------
 OFFITBANK High Yield   5. The Fund primarily seeks high current income.      OFFITBANK
 Fund                   Capital appreciation is a secondary objective. The
                        Fund seeks to achieve its objective by investing,
                        under normal circumstances, at least 65% of its
                        total assets in U.S. corporate fixed income
                        securities (including debt securities, convertible
                        securities, and preferred stocks) which are rated
                        below investment grade or are not rated at the time
                        of investment.
----------------------------------------------------------------------------------------------------------
 OFFITBANK Total        6. The Fund seeks to maximize total return from a     OFFITBANK
 Return Fund            combination of capital appreciation and current
                        income. The Funds seek to achieve this objective by
                        investing primarily in a diversified portfolio of
                        fixed-income securities of varying maturities and by
                        giving the investment adviser discretion to deploy
                        the Fund's assets among certain segments of the
                        fixed-income market that the investment adviser
                        believes will best contribute to achievement of the
                        Fund's objectives.
----------------------------------------------------------------------------------------------------------
 Oppenheimer Money      7. The Fund seeks the maximum current income from     OppenheimerFunds, Inc.
 Fund                   investments in "money market" securities consistent
                        with low capital risk and the maintenance of
                        liquidity.
----------------------------------------------------------------------------------------------------------
 PIMCO Cap. App. Fund   8. The Fund seeks growth of capital. The Fund seeks   Cadence Capital Management
                        to achieve this objective by investing primarily in
                        common stocks of companies that have improving
                        fundamentals (such as growth of earnings and
                        dividends) and whose stock is reasonably valued by
                        the market. Stocks for the Fund are selected from a
                        universe of the approximately 1,000 largest market
                        capitalization stocks, all of which are those
                        companies with market capitalization of at least
                        $1.0 billion at the time of investment.
----------------------------------------------------------------------------------------------------------
 Royce Total Return     9. The Fund seeks an equal focus on both long-term    Royce & Associates
 Portfolio              growth of capital and current income. The Fund seeks
                        to achieve this objective through investments in a
                        diversified portfolio of dividend-paying common
                        stocks of companies selected on a value basis.
----------------------------------------------------------------------------------------------------------

While the Series and their      Each Series buys and sells shares of the corresponding
comparably named Funds may      mutual fund. These Funds invest in stocks, bonds and other
have names, investment          investments as indicated above. All dividends declared by
objectives and management       the Funds are earned by the Separate Account and reinvested.
which are identical or          Therefore, no dividends are distributed to you under the
similar to publicly             Contract. Instead, dividends generally increase the
available mutual funds,         Accumulation or Annuity Unit Value. You pay no transaction
these are not those mutual      expenses (i.e., front-end or back-end load sales charges) as
funds. The Funds most likely    a result of the Separate Account's purchase or sale of these
will not have the same          mutual fund shares. The Funds listed above are available
performance experience as       only by purchasing annuities and life insurance policies
any publicly available          offered by Security First Life or by other insurance
mutual fund.                    companies and are never sold directly to the public. The
                                shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per
                                share determined by a Fund after your payment is received by
                                Security First Life. Fund shares will be redeemed by the
                                Series to the extent necessary for Security First Life to
                                make annuity or other payments under the Contracts.

                                Each of the Funds is a portfolio or series of an open-end
                                management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the
                                Funds. There can be no guarantee that a Fund will meet its investment objectives.

The Funds are more fully        The Funds are available to other registered separate
described in the Fund           accounts offering variable annuity and variable life
prospectuses and their          products in addition to Security First Life's Separate
Statements of Additional        Account. In the future, a conflict may develop between one
Information. The                or more separate account invested in the same Fund. The
prospectuses are attached to    conflict could develop due to change in the law affecting
or accompanied by this          variable annuity products or from differences in voting
Prospectus. The Statements      instructions of owners of the different separate accounts.
of Additional Information       Security First Life monitors the Series for this type of
are available upon your         conflict and will remedy the situation if such a conflict
request.                        develops. This may include the withdrawal of amounts
                                invested in the Funds by you and other Contract Owners.

                                SUBSTITUTION OF FUND SHARES

                                Security First Life may substitute shares of another fund
                                for Fund shares directly purchased and apply future Purchase
                                Payments under the Contracts to the purchase of these
                                substituted shares if the shares of a Fund are no longer
                                available or further investment in such shares is determined to be inappropriate by Security First Life's management in view of the purposes of the Contracts. However, no
                                substitution is allowed unless the SEC approves the
                                substitution under the 1940 Act.

                                PRINCIPAL UNDERWRITER

                                Security First Financial, Inc., 11365 West Olympic
                                Boulevard, Los Angeles, California 90064, a broker-dealer
                                registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers,
                                Inc., is the principal underwriter for the Contracts.
                                Security First Financial, Inc. is a Delaware corporation and a subsidiary of SFG.

                                SERVICING AGENT

                                SFG provides Security First Life with administrative
                                services, including: office space, supplies, utilities,
                                office equipment, travel expenses and periodic reports.

CUSTODIAN

Security First Life is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by Security First Life and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of Security First Life's officers and employees.

--------------------------------------------------------------------------------

                                CONTRACT CHARGES
--------------------------------------------------------------------------------

Security First Life deducts the charges described below. Security First Life represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.

  SERVICES AND BENEFITS SECURITY FIRST LIFE PROVIDES INCLUDE:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid at your death, the Annuitant's death, or the death of the first of joint Contract owners;

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to Contract owners.

  COSTS AND EXPENSES INCURRED BY SECURITY FIRST LIFE INCLUDE:

     - losses associated with various overhead and other expenses from providing the services and benefits under the Contracts;

     - sales and marketing expenses; and

     - other costs of doing business.

  RISKS ASSUMED BY SECURITY FIRST LIFE INCLUDE:

     - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract value or the maximum of all step-up values for the Death Benefit; and

     - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.

Security First Life may also deduct a charge for taxes, if applicable.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and Security First Life may profit from these charges in the aggregate.

                              PREMIUM TAXES

                              Some states assess premium taxes on the Purchase Payments
                              you make. Generally, premium taxes range from 0% to 2.35%
                              (3.50% in Nevada), depending on the state. The Contracts
                              permit Security First Life to deduct any applicable premium taxes from the Contract Value at or after the time they are incurred. Security First Life currently does not deduct for these taxes at the time you make a Purchase Payment.
                              However, Security First Life will deduct the total amount of premium taxes, if any, from the Contract Value when you
                              elect to begin receiving Annuity payments (Annuitization).

                              SURRENDER CHARGE

                              No sales charge is deducted from any Purchase Payment.

                              MORTALITY AND EXPENSE RISK CHARGE

                              Security First Life charges a fee for bearing certain
                              mortality and expense risks under the policy. Examples of
                              these risks include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the expense charges and fees are less than actual
                              administrative and operating expenses. As compensation for assuming these risks, Security First Life will make a daily deduction from the value of the Separate Account's assets
                              equal to 1.25% per year.

                              If Security First Life has gains from the receipt of the
                              mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.

Please note that              Security First Life may voluntarily waive a portion of the
deductions are made and       mortality and expense risk charges. Any waiver may be
expenses paid out of the      terminated at any time. Until further notice, Security First
underlying Funds' assets,     Life has determined to reduce its mortality and expense risk
as well. A description of     charge to 0.39% per year. This reduction in the mortality
these fees and expenses       and expense risk charges is permanent for Contracts issued
are described in each         prior to the termination or reduction of the waiver.
Fund's prospectus.
                              FEDERAL, STATE AND LOCAL TAXES

                              Security First Life may in the future deduct charges from
                              the Contract Value for any taxes it incurs because of the
                              Contracts. However, no deductions are being made at the
                              present time.

                              FREE LOOK PERIOD

                              You may cancel your Contract within a certain time period.
                              This is known as a "free look." Your Free Look Period is the
                              10-day period (or longer in certain states) starting when
                              you receive your Contract. If you decide to cancel your
                              Contract, Security First Life must receive your request to cancel in writing at its administrative office within the
                              10-day period. If the Contract is mailed to Security First
                              Life, it will be considered to be received on the postmark date. If the Contract is sent by certified or registered
                              mail, the date of certification or registration will be
                              considered the date of its return to Security First Life.

The returned Contract will be treated as if Security First Life never issued it, and Security First Life will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Contract Value. Purchase Payments that you make to the Separate Account will be allocated to the Oppenheimer Money Fund for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Oppenheimer Money Fund will be reallocated to the Series of the Separate Account that you selected in your Contract application.

--------------------------------------------------------------------------------

                          DESCRIPTION OF THE CONTRACTS
--------------------------------------------------------------------------------

ASSIGNMENT

Your Contract provides that you may freely assign your rights under it. However, if you hold your Contract in connection with a Section 401 or 403 plan, a Roth IRA, or a traditional IRA, you cannot assign or transfer the Contract.

PURCHASE PAYMENTS

You may make a Purchase Payment at any time. Your minimum initial Purchase Payment must be $100,000. Each additional Purchase Payment must at least $25,000. You will receive a confirmation of each Purchase Payment received.

TRANSFERS

  ACCUMULATION UNITS

You may transfer Accumulation Units among the Funds at any time. Your transfer instructions must be in writing or, if permitted by Security First Life, by telephone. If Security First Life permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that Security First Life will provide. Security First Life will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. Security First Life will not be liable for following instructions it reasonably believes to be genuine.

Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

  ANNUITY UNITS

You may transfer Annuity Units among the Series at any time without charge. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

  MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series, except as permitted under a reallocation election or dollar cost averaging program. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly, quarterly, semi-annual or annual basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may participate in this program at no charge if your Contract Value is $25,000 or more. Under the program, your Accumulation Units from the Series invested in the Oppenheimer Money Fund will be periodically transferred to other Series that you select. The program allows you to invest in non-money market Series over any time period that you choose instead of investing in these other Series all at once.

You choose whether the transfer will be made monthly, quarterly, semi-annually or annually. The minimum transfer amount is $100. You may terminate the program at any time by sending a written notice to Security First Life. (Security First Life reserves the right to limit the number of Series to which transfers can be made.)

REALLOCATION ELECTION

If your Contract Value is $25,000 or more, you may elect at no additional charge to systematically reallocate values invested in Accumulation Units among the Series in order to achieve an allocation ratio that you establish. Your request must be made in writing on a form provided by Security First Life. (The reallocation election is not available under the dollar cost averaging program.)

Transfers will occur quarterly. All transfers will be made on the third business day of the month in which the annual or quarterly anniversary of your Contract occurs. You may change the allocation ratios once each Contract Year. Any transfer among Series outside of the election will cause the election to terminate.

MODIFICATION OF THE CONTRACTS

Security First Life must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

Security First Life is legally bound under the Contract to maintain these Annuity purchase rates. Security First Life must also abide by the Contract's provisions concerning:

     - death benefits

     - deductions from Purchase Payments

     - deductions from the Separate Account for mortality and expense risk fees

     - guaranteed rates with respect to fixed benefits

Security First Life may change such provisions without your consent to the extent permitted by the Contract, but only:

     - with respect to any Purchase Payments received as a tax free exchange under the Code after the effective date of the change;

     - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Contract Year exceed the first year's Purchase Payments; or

     - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

       Security First Life Insurance Company
       P.O. Box 92193
       Los Angeles, California 90009
       1 (800) 284-4536

--------------------------------------------------------------------------------

                              ACCUMULATION PERIOD
--------------------------------------------------------------------------------

The NET INVESTMENT FACTOR is    CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT
an index of the percentage
change (adjusted for            Security First Life will credit Accumulation Units to a
distributions by the Fund       Series upon receipt of your Purchase Payment or transfer.
and the deduction of the        Security First Life determines the number of Accumulation
mortality and expense risk      Units to be credited to a Series by dividing the net amount
fee) in the net asset value     allocated to a Series out of your Purchase Payment by the
of the Fund in which a          value of an Accumulation Unit in the Series next computed
Series is invested, since       following receipt of the Purchase Payment or transfer.
the preceding Valuation
Date. The net investment        SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES
factor may be greater or
less than 1 depending upon      The current value of Accumulation Units of a particular
the Fund's investment           which the Series invests its assets. The value of
performance                     Accumulation Units is determined each business day at the
                                close of trading on the New York Stock Exchange (currently
                                4:00 p.m. Eastern time). The value is calculated by
                                multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net
                                investment factor for the period since that day. You bear
                                the risk that the aggregate current value invested in the
                                Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

                                SURRENDER FROM THE SEPARATE ACCOUNT

                                You may surrender all or a portion of the Contract Value of your Contract at any time prior to the Annuity Date. A
                                surrender may result in adverse federal income tax
                                consequences to you including current taxation on the
                                distribution and a penalty tax on the early withdrawal.
                                These consequences are discussed in more detail under
                                "Federal Tax Considerations" on page      . You should
                                consult your tax adviser before making a withdrawal.

                                The Contract Value of your interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to
                                your Contract by the current value of an Accumulation Unit in the Series. Security First Life will determine the value of the number of Accumulation Units withdrawn at the next
                                computed Accumulation Unit value.

                                If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender
                                among the Series. You may not make a partial surrender if a withdrawal would cause your interest in any Series to have an after surrender value of less than $500.
                                However, if you are withdrawing the entire amount allocated to a Series this restriction does not apply.

                                PAYMENT OF SURRENDER AMOUNT

                                Payment of any amount surrendered from a Series will be made to you within seven days of the date that Security First
                                Life receives your written request.
                                Security First Life may suspend surrenders when:

                                - The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or
                                  holidays.

     - The SEC permits the suspension of withdrawals.

     - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

     - all transactions for the period being reported

     - the number of Accumulation Units that are credited to your Contract in each Series

     - the current Accumulation Unit value for each Series

     - your Contract Value as of the end of the reporting period

Security First Life is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise Security First Life of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

--------------------------------------------------------------------------------

                                ANNUITY BENEFITS
--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYMENTS

Your interest in the Series may be applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

  ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of an Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

                                ELECTION OF ANNUITY DATE AND FORM OF ANNUITY
                                You choose the Annuity Date and the form of Annuity payment.
                                ELECTION OF ANNUITY DATE
                                If you do not choose an Annuity Date at least thirty-one
                                days before Annuitization, your Normal Annuity Date
                                automatically will be the later of:
                                - the Contract anniversary nearest to the Annuitant's 100th birthday, or
                                - the 10th anniversary of the Contract Date.
                                You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity
                                Date.
                                Please note that the Qualified Contracts may require a
                                different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.
There are three people who      FORM OF ANNUITY
are involved in payments
under your Annuity:             Currently, Security First Life provides you with five forms of Annuity payments. Each Annuity payment option, except
- you, the Owner                Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.
- the Annuitant
                                OPTION 1 -- LIFE ANNUITY
- the Beneficiary
                                You receive Annuity payments monthly during the lifetime of
The Owner and the Annuitant     the Annuitant. These payments stop with the last payment due
may be the same person.         before the death of the Annuitant. Because Security First
                                Life does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of
                                monthly payments involving a life contingency.
                                OPTION 2 -- LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY
                                PAYMENTS CERTAIN
                                You receive a guaranteed minimum number of monthly Annuity payments during the lifetime of the Annuitant. In addition,
                                Security First Life guarantees that you, (or your
                                Beneficiary, if you are the Annuitant) will receive monthly payments for the remainder of the period certain, if the
                                Annuitant dies during that period.
                                OPTION 3 -- INSTALLMENT REFUND LIFE ANNUITY
                                An Annuity payable monthly during the lifetime of an
                                individual. You receive a guaranteed minimum number of
                                monthly payments which are equal to the amount of your
                                Contract Value allocated to this option divided by the first monthly payment. If you die before receiving the minimum
                                number of payments, the remaining payments will be made to your Beneficiary.
                                OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY
                                You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and during the
                                lifetime of the survivor of the two of you. Security First
                                Life stops making payments with the last payment before the death of the last surviving payee. Security First Life does not guarantee a minimum number of payments under this
                                arrangement. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and Security First Life
                                does not pay death proceeds because of the death of the
                                other payee.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

Security First Life makes Annuity payments monthly to you or another properly-designated payee, or to the Beneficiary at your or another payee's death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by Security First Life that will not be less than 3.50% per year.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes to an optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:

- the mortality table specified in the Contract

- the age and where permitted the sex of the Annuitant

- the type of Annuity payment option selected, and

- the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

- the number of years in the payment period, and

- the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of Security First Life.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and Security First Life have agreed to a different arrangement.

Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, Security First Life has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, Security First Life will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, Security First Life transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard Assumed Investment Return of 4.25% or the Assumed Investment Return that you selected. As a result, Security First Life will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, Security First Life will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

[This is how Security First Life calculates the Annuity Unit Value for each
Series:

     - First, Security First Life determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous valuation date to the current valuation date.

     - Next, it subtracts the daily equivalent of your mortality and expense risk charges for each day since the last day the Annuity Unit Value was calculated.

     - Then, it divides the result by the weekly equivalent of your Assumed Investment Return.

     - FINALLY, THE PREVIOUS ANNUITY UNIT VALUE IS MULTIPLIED BY THIS RESULT.]

--------------------------------------------------------------------------------

                                 DEATH BENEFITS
--------------------------------------------------------------------------------

If you own a Contract with      DEATH BEFORE THE ANNUITY DATE
another person or persons,
the death of either you or      If you chose another person other than yourself as the
your co-owner will              Annuitant under your contract and the Annuitant dies, you
constitute the death of the     become the Annuitant. If you die before the Annuity Date,
Owner for Contract purposes.    whether or not you are the Annuitant, your Beneficiary(ies)
                                will receive a death benefit that is the greatest of:

                                - the total of all Purchase Payments less any partial
                                  withdrawals, including amounts already applied to produce
                                  Annuity payments; or

                                - the Contract Value of settlement
                                  if you (or any co-owners) is age 76 or older on the Contract
                                  Date, the death benefit will equal the Contract Value at
                                  settlement.

                                Your Beneficiary(ies) receive the death benefit as either:
                                (1) A lump sum that must be made within five (5) years of
                                your death.

                                     or

                                (2) Annuity income under Annuity Income Options One, Two or
                                Five.

                                If your Beneficiary(ies) chooses one of the Annuity income options:

                                - Payments must begin within one year of your death
                                 (However, under a Qualified Contract your spouse may delay commencement of payments up to the date that you would
                                  have reached 70 1/2.)

                                - The guaranteed period under Option Two or the designated period under Option Five may not be longer than the
                                  Beneficiary's life expectancy under applicable tables
                                  specified by the Internal Revenue Service.

                                - The Contract Value on the date of the first Annuity
                                  payment will be used to determine the amount of the death
                                  benefit.

                                If your spouse is your sole Beneficiary, he or she may
                                choose to succeed to your rights as Owner rather than to
                                take the death benefit. If you have more than one
                                Beneficiary living at the time of your death, each will
                                share the proceeds of the death benefit equally unless you elect otherwise.

                                If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary
                                shall have the right to assign or transfer any future
                                payments under the Options, except as provided in the
                                election or by law.

                                You will also be considered to have outlived your Beneficiary(ies) in the following situations:

                                - Your Beneficiary(ies) and you die at the same time.

                                - Your Beneficiary(ies) dies within 15 days of your death
                                  and proof of your death is received by Security First Life before the date due.

                                Proof of death includes a certified death certificate, or
                                attending physician's statement, a decree of a court of
                                competent jurisdiction as to the finding of death, or other documents that Security First Life agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

     - have all the remaining rights and powers under the Contract, and

     - be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by Security First Life. This value is calculated on the next day of payment following receipt of due proof of death.

--------------------------------------------------------------------------------

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------


A QUALIFIED CONTRACT is a       The following general discussion of the federal income tax
Contract that is purchased      consequences under this Contract is not intended to cover
under certain types of          all situations, and is not meant to provide tax advice.
tax-advantaged retirement       Because of the complexity of the law and the fact that the
plans.                          tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation.
For purposes of this            Additional tax information is included in the SAI. (Neither
Prospectus, qualified plans     this Prospectus nor the SAI addresses state, local or
include:                        foreign tax matters.)
- SECTION 401 PLANS (pension    GENERAL TAXATION OF ANNUITIES
  and profit-sharing plans,
  including plans for the       Congress has recognized the value of saving for retirement
  self-employed)                by providing certain tax benefits, in the form of tax
                                deferral, for money put into an annuity. The Internal
- SECTION 403(b) PLANS          Revenue Code (the "Code") governs how this money is
  (tax-deferred annuities)      ultimately taxed. There are different rules for qualified
                                and Non-qualified Contracts and depending on how the money
- SECTION 457 PLANS             is distributed, as briefly described below.
  (deferred compensation
  plans)                        You generally will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a
- TRADITIONAL INDIVIDUAL        withdrawal or as an Annuity payment. This concept is known
  RETIREMENT ACCOUNTS AND       as tax deferral. In addition, Security First Life will not
  ANNUITIES ("IRAS")            be taxed on the investment income and capital gains of the
                                Separate Account.
- ROTH IRAS
                                NON-QUALIFIED CONTRACTS
Please note that the terms
of your particular plan, IRA    If you are the owner of a Non-qualified Contract, you do not
or Roth IRA may limit your      receive any tax benefit (deduction or deferral of income) on
rights otherwise available      Purchase Payments (for example, there is no deduction
under the Contract.             available for Purchase Payments), but you will not be taxed on increases in the value of your Contract until a
A NON-QUALIFIED CONTRACT is     distribution occurs -- either as a withdrawal (that is, a
a Contract that is purchased    distribution made prior to Annuitization) or as Annuity
on an individual basis with     payments.
after-tax dollars and not
under one of the programs       Any direct or indirect borrowing against the value of the
listed above in the             Contract or pledging of the Contract as security for a loan
description of a Qualified      will be treated as a cash distribution under the tax law. A
Contract.                       lump sum taken in lieu of remaining Annuity payments will be treated as a withdrawal for tax purposes.
                                If a Non-qualified Contract is owned by someone other than an individual (for example, by a corporation), the Contract will generally not be treated as an annuity for tax
                                purposes. For these entities, any increases in the value of the Contract attributable to Purchase Payments made after
                                February 28, 1986 are includible in the Owner's annual
                                income.


Earnings are the income that    WITHDRAWALS
your Contract generates.
                                If you make a partial withdrawal, for tax purposes, the
There is income in the          amount withdrawn will generally be treated as first coming
Contract to the extent the      from earnings and then from your Purchase Payments. These
Contract Value exceeds your     withdrawn earnings are includible in your gross income and
investment in the Contract.     are taxed at ordinary income rates.
The investment in the
Contract equals the total       ANNUITY DISTRIBUTIONS
Purchase Payments you paid      When you receive an Annuity payment, part of each payment is
less any amount received        considered a return of your Purchase Payments and will not
previously which was            be taxed. The remaining portion of the Annuity payment (that
excludable from gross           is, any earnings) is included in your gross income and will
income.                         be considered ordinary income for tax purposes.
                                How the Annuity payment is divided between taxable and
                                non-taxable portions depends upon the period over which the
                                Annuity payments are expected to be made. Annuity payments received after you have received all of your premium
                                payments are fully includible in income.
                                EARLY SURRENDER PENALTY
                                The Code also provides that income distributed as an Annuity or lump sum withdrawal from a Non-qualified Contract may be subject to a penalty. The amount of the penalty is equal to
                                10% percent of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include
                                any amounts:
                                - paid on or after the date you reach age 59 1/2;
                                - paid to your beneficiary(ies) after you die;
                                - paid if you become totally disabled (as that term is
                                defined in the Code);
                                - paid in a series of substantially equal payments made
                                annually (or more frequently) under a life or joint life
                                  expectancy Annuity;
                                - paid under an immediate Annuity;
                                - which come from Purchase Payments made prior to August 14,
                                1982.
                                (Other exceptions to the penalty may be available, and if
                                you are not yet age 59 1/2, you should consult your tax
                                advisor to determine whether you have met all of the
                                requirements for any particular exception.)
                                The penalty also will be imposed if you elect to receive
                                payments in substantially equal installments as a life or
                                life expectancy annuity prior to age 59 1/2 and then change the method of distribution before you reach the age of
                                59 1/2. You will be assessed the penalty even after age
                                59 1/2 if payments have not continued for five years.
                                If you are issued multiple annuity contracts within a
                                calendar year by one company or its affiliates, the tax law may treat these contracts as one annuity contract for
                                purposes of determining your tax on any distribution. This treatment may result in adverse tax consequences for you.
                                QUALIFIED CONTRACTS
                                The full amount of all distributions received from a Section
                                401, 403(b), 457 plan or IRA (except for a return of
                                non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary
                                income rates unless the distribution is transferred to an
                                eligible

rollover account or Contract. In certain cases, distributions received from a Roth IRA are also included in gross income.


Generally, distributions are included in your income in the year in which they are paid. However, in the case of a Section 457 plan, a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.


  MANDATORY MINIMUM DISTRIBUTIONS


If you are a participant in a Section 401, 403(b), 457 plan or traditional IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70 1/2 (or, in some cases, the year you retire, if later).



In addition, distributions under Section 401, 403(b) and 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.



If you are the owner of a Roth IRA, distributions are not required during your lifetime.



  EARLY SURRENDER PENALTY



If you receive a taxable distribution from a Section 401 plan, Section 403(b) plan or IRA under your Contract before you reach age 59 1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax.



As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received:



                                                                            TYPE OF PLAN
-----------------------------------------------------------------------------------------------------------
                                                               401            403(B)*            IRA
-----------------------------------------------------------------------------------------------------------
  After you die                                                 X                X                X
 (paid to your Beneficiary(ies))
-----------------------------------------------------------------------------------------------------------
 After you become totally disabled
 (as defined in the Code)                                       X                X                X
-----------------------------------------------------------------------------------------------------------
 If you separate from service after you reach age 55            X                X
-----------------------------------------------------------------------------------------------------------
 In a series of substantially equal payments made               X                X                X
 annually (or more frequently) under a life or joint          (after
 life expectancy Annuity                                    separation
                                                          from service)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 Pursuant to a domestic relations order                         X                X
-----------------------------------------------------------------------------------------------------------



(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)



The penalty also will be imposed if you elect to receive payments in substantially equal installments as a life or joint life expectancy Annuity prior to age 59 1/2 and then change the method of distribution before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for five years.

Distributions before age 59 1/2 generally are not permitted under Section 457 plans. You may not receive distributions until you reach the age of 70 1/2 unless you separate from service or are faced with an unforeseeable emergency. Distributions from Section 457 plans are not subject to the penalty tax for early withdrawals.



  ROLLOVERS OF PLAN CONVERSIONS



You may roll over distributions (other than certain distributions, such as required distributions) from one plan or arrangement to another plan or arrangement without incurring any Federal income tax under some circumstances. These circumstances are as follows:



--------------------------------------------------------------------------------------------
DISTRIBUTION FROM:                MAY BE ROLLED INTO:
--------------------------------------------------------------------------------------------
  - Section 401 plan              Another Section 401 plan;
                                  or
                                  an IRA
--------------------------------------------------------------------------------------------
  - Section 403(b) plan           Another Section 403(b) plan;
                                  or
                                  an IRA
--------------------------------------------------------------------------------------------
  - IRA                           Another IRA;
                                  a Roth IRA (under certain conditions); or
                                  a Section 401 or 403(b) plan if the IRA contains only
                                    permissible rollover amounts
--------------------------------------------------------------------------------------------


  DEDUCTIONS FOR PLAN CONTRIBUTIONS


You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.


WITHHOLDING

  MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"


If you are participating in a Section 401 retirement plan or a Section 403(b) plan, Security First Life is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.



Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:



     - paid over your life or the joint life expectancy of you and your Beneficiary(ies);



     - paid over a period of 10 years or more;



     - necessary to satisfy the minimum distribution requirements; or



     - certain contributions from Section 401 and Section 403(b) plans paid as hardship distributions.



The requirements discussed below under "Other tax withholding" will apply to any distribution that is not an eligible rollover distribution.



You may not elect out of the 20% withholding requirement. However, Security First Life is not required to withhold the money if an eligible rollover distribution is rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

  OTHER TAX WITHHOLDING



Different withholding rules apply to taxable withdrawals such as Annuity payments and partial withdrawals that are not eligible rollover distributions.



The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You also may revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. Security First Life will notify you at least annually of your right to revoke or reinstate tax withholding.



  TAXPAYER IDENTIFICATION NUMBER ("TIN")



You are required by law to provide Security First Life (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.


--------------------------------------------------------------------------------

                                 VOTING RIGHTS
--------------------------------------------------------------------------------

As the owner of the Separate Account, Security First Life is the legal owner of the shares of the funding options. Based upon Security First Life's current view of applicable law, you have voting interests under your Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Contract.

Security First Life will vote all shares of the underlying Funds as directed by you and other Contract Owners who have voting interests in the Funds. Security First Life will send you and other Contract Owners, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When Security First Life receives these instructions, it will vote all of the shares in proportion to the instructions. If Security First Life does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners. If Security First Life determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

Security First Life is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless Security First Life has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which Security First Life may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Contract Value allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

--------------------------------------------------------------------------------

                                YEAR 2000 ISSUE
--------------------------------------------------------------------------------

Security First Life and its service providers, including the underlying Fund options, depend on the smooth operation of their computer systems. Many computer and software systems in use today cannot recognize the Year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on Security First Life and the Separate Account, including the calculation of your interest in the Series, on the Funds' handling of securities trades, pricing and account services, as well as on the companies in which the Funds will invest. Security First Life is monitoring the efforts of the service providers to prepare their systems for the Year 2000 and expects that each Series service provider will be adapted before that date. There can be no guarantee, however, that Security First Life or its service providers will be successful or that the steps taken by Security First Life will be sufficient to avoid any adverse impact on the Separate Account and each of its Series.

--------------------------------------------------------------------------------

                               LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no present or pending material legal proceedings affecting the Separate Account. Security First Life, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.

--------------------------------------------------------------------------------

                             ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

You may contact Security First Life at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 1999, which provides more detailed information about the contracts, may also be obtained. The table of contents for
the Statement of Additional Information is attached at page   .

A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, Security First Life and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

                                                      '33 Act File No. 33-7094












                                  STATEMENT OF

                             ADDITIONAL INFORMATION



                     SECURITY FIRST LIFE SEPARATE ACCOUNT A



           ----------------------------------------------------------

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

           ----------------------------------------------------------



                      SECURITY FIRST LIFE INSURANCE COMPANY


                                   MAY 1, 1999







This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 1999, may be obtained without charge by writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1 (800) 284-4536.








SF 135 - R2C

                                TABLE OF CONTENTS



                                                                     Page
                                                                     ----
The Insurance Company                                                  3

The Separate Account                                                   3

Net Investment Factor                                                  3

Annuity Payments                                                       3

Additional Federal Income Tax Information                              5

Obtaining Tax Advice                                                   6

Underwriters, Distribution of the Contracts                            6

Calculation of Performance Data                                        6

Voting Rights                                                          8

Safekeeping of Securities                                              8

Servicing Agent                                                        8

Independent Auditors                                                   8

Legal Matters                                                          8

State Regulation of Security First Life                                9

Financial Statements                                                   9

THE INSURANCE COMPANY


Security First Life Insurance Company ("Security First Life") is a wholly owned subsidiary of Security First Group, Inc. ("SFG"). SFG, the parent of Security First Life, is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York mutual life insurance company. MetLife, with assets of $215.3 billion at December 31, 1998, is the second largest life insurance company in the United States in terms of total assets. As a mutual life insurance company, MetLife has no shareholders. However, MetLife announced in November 1998 its intention to convert to a stock company. The "demutualization" plan will be subject to approval of the board of Directors, the state of New York Insurance Department and policyholders. As of May 1, 1999, MetLife does not know the complete details of the plan or when or if it will take place.


THE SEPARATE ACCOUNT


The Security First Life Separate Account A ("Separate Account") presently funds the Contracts described in this Prospectus and individual and group variable annuity contracts on Forms SF135R2V, SF135R2C, SF 224FL, SF 226R1, SF 230, SF 234, SF 236FL and SF 1700. These variable annuity contracts are described in other prospectuses. The individual combination fixed and variable annuity contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described group variable annuity contracts.

Amounts allocated to the Separate Account under the Contracts are invested in the securities of twelve Funds: (i) the Money Market Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Fidelity Investments Variable Insurance Products Fund; (ii) the Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio of the Fidelity Investments Variable Insurance Products Fund II; (iii) the U.S. Government Income Series, the Equity Series, the Bond Series and the T. Rowe Price Growth and Income Series of the Security First Trust; and (iv) the Small Capitalization Portfolio of The Alger American Fund. The Separate Account is divided into a number of Series of Accumulation and Annuity Units, twelve of which are offered under the Contracts: Series FM (Money Market Portfolio), Series FE (Equity-Income Portfolio), Series FG (Growth Portfolio), Series FO (Overseas Portfolio), Series FA (Asset Manager Portfolio), Series FC (Contrafund Portfolio), Series FI (Index 500 Portfolio), Series SU (U.S. Government Income Series), Series SV (Equity Series), Series B (Bond Series), Series G (T. Rowe Price Growth and Income Series) and Series AS (Small Capitalization Portfolio).


NET INVESTMENT FACTOR


The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for mortality and expense risks (.003836%) for each calendar day between the preceding Business Day and the end of the current Business Day.


ANNUITY PAYMENTS

Basis of Variable Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Security First Life's Modified Select Annuity Mortality Table, projected to the year 2000 on Projection Scale C, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:



         CALENDAR YEAR OF BIRTH          ADJUSTED AGE IS
         ----------------------          ---------------
               Before 1916                  Actual Age
               1916 - 1935              Actual Age Minus 1
               1936 - 1955              Actual Age Minus 2
               1956 - 1975              Actual Age Minus 3
               1976 - 1995              Actual Age Minus 4

Determination of Amount of Monthly Variable Annuity Payments For First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, Security First Life will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the

Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be Security First Life's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

Annuity Unit Value

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

ADDITIONAL FEDERAL INCOME TAX INFORMATION

Security First Life is required to withhold federal income tax on Contract distributions (such as Annuity Payments, lump sum distributions or partial surrenders). However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by Security First Life will be applied only against the taxable portion of Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in the case of a 401 plan or to another eligible contract in the case of a 403(b) plan in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number. If the payee elects not to have federal income tax withheld on an Annuity Payment or a nonperiodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

OBTAINING TAX ADVICE

It should be recognized that the federal income tax information in the prospectus and this Statement of Additional Information is not exhaustive and is for information purposes only. The discussions do not purport to cover all situations involving the purchase of an annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by Security First Life. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 49 states and the District of Columbia. No direct underwriting commissions are paid to Security First Financial, Inc.

CALCULATION OF PERFORMANCE DATA


a. Money Market Portfolio. The yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1998 was 3.6%. This yield was computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one

Accumulation Unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting yield figure carried to a least the nearest hundredth of one percent.


The effective yield of the Money Market Portfolio of the Separate Account for the seven day period ended December 31, 1998 was 3.67%. This effective yield was computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Series at the beginning of the period, subtracting a hypothetical charge reflecting deductions from account values, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

     EFFECTIVE YIELD = (BASE PERIOD RETURN + 1)/\(365/7) - 1.

 b. Other Series. The average annual total return as of December 31, 1998 of the other Series in the Separate Account are as follows:




                             Average Annual Total Returns
                             ----------------------------
                                    1 year   3 years  5 years  10 years  Inception
                                    ------   -------  -------  --------  ---------
                                                                         to Date
                                                                         -------
 Growth Portfolio                   37.58%    23.84%   20.18%     N/A     19.41%

 Overseas Portfolio                 11.15%    11.02%    8.29%     N/A      9.53%

 Asset Manager Portfolio            13.46%    15.21%   10.38%     N/A     11.33%

 Index 500 Portfolio                26.56%    26.21%   22.15%     N/A     21.30%

 Bond Series                         6.01%     5.03%    4.96%    6.37%     6.22%

 T. Rowe Price Growth and            8.62%    17.89%   16.62%   13.36%    11.80%
 Income Series

 Equity-Income Portfolio            10.08%    16.25%     N/A      N/A     19.11%

 Contrafund Portfolio               28.18%    23.46%     N/A      N/A     26.12%

 U.S. Govt. Income Series            5.99%     4.60%     N/A      N/A      6.01%

 Small Capitalization               13.94%     8.81%     N/A      N/A     15.21%
 Portfolio



Average annual total return was computed by finding the average annual compounded rates of return over the 1, 3, 5, and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                             P(1+T)(n) = ERV

Where:

     P     =     a hypothetical initial payment of $1,000
     T     =     average annual total return
     n     =     number of years
     ERV   =     ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof).

The computation of average annual total returns does take into consideration recurring charges and any non-recurring charges applicable to a Contract which is surrendered in full at the end of the stated holding period.


The Bond Series was reimbursed for excess expenses from inception to July 1985, and repaid Security First for such reimbursements from August 1985 to July 1993. Likewise, certain expenses of U.S. Government Income Series and Index 500 Portfolio have been reimbursed by their investment advisers. Reimbursement of expenses to a series increases average annual total returns, and repayment of such reimbursements reduces these returns.


VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct Security First Life with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by Security First Life. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

An administrative services agreement has been entered into between Security First Life and SFG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. SFG performs substantially all of the recordkeeping and administrative services for the Separate Account. Security First Life has not paid fees to SFG for these services.

INDEPENDENT AUDITORS


The consolidated financial statements and the related financial statement schedules of Security First Life Insurance Company and subsidiary at December 31, 1998 and the financial statements and the related financial statement schedules of Security First Life Separate Account A at December 31, 1998 included elsewhere in the registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The consolidated financial statements and related financial statement schedules of Security First Life Insurance Company and subsidiary at December 31, 1997 and 1996 and the statements of changes in net assets of Security First Life Separate Account A for the year ended December 31, 1997 included elsewhere in the registration statement have been audited by Ernst & Young LLP, independent auditors, as stated in their reports appearing elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036. Prior to January 31, 1998, such legal matters were passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Suite 1003, Washington, D.C. 20006.




REGULATION OF SECURITY FIRST LIFE


Security First Life is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1993. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.


In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.

FINANCIAL STATEMENTS

The financial statements of Security First Life contained herein should be considered only for the purposes the of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity Contracts and as custodian as described elsewhere herein and in the Prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                                                        '33 Act File No. 33-7094



                                  STATEMENT OF

                             ADDITIONAL INFORMATION



                     SECURITY FIRST LIFE SEPARATE ACCOUNT A



           ----------------------------------------------------------

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

           ----------------------------------------------------------



                      SECURITY FIRST LIFE INSURANCE COMPANY


                                   MAY 1, 1999





This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus. A copy of the prospectus, dated May 1, 1999, may be obtained without charge by writing to Security First Life Insurance Company, P.O. Box 92193, Los Angeles, California 90009 or by telephoning 1 (800) 284-4536.


SF 135 - R2V

                                TABLE OF CONTENTS



                                                                              Page
                                                                              ----
The Insurance Company                                                          3

The Separate Account                                                           3

Net Investment Factor                                                          3

Annuity Payments                                                               3

Additional Federal Income Tax Information                                      5

Obtaining Tax Advice                                                           6

Underwriters, Distribution of the Contracts                                    6

Calculation of Performance Data                                                6

Voting Rights                                                                  8

Safekeeping of Securities                                                      8

Servicing Agent                                                                8

Independent Auditors                                                           8

Legal Matters                                                                  8

State Regulation of Security First Life                                        9

Financial Statements                                                           9

THE INSURANCE COMPANY


Security First Life Insurance Company ("Security First Life") is a wholly owned subsidiary of Security First Group, Inc. ("SFG"). SFG, the parent of Security First Life, is a wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), a New York mutual life insurance company. MetLife, with assets of $215.3 billion at December 31, 1998, is the second largest life insurance company in the United States in terms of total assets. As a mutual life insurance company, MetLife has no shareholders. However, MetLife announced in November 1998 its intention to convert to a stock company. The "demutualization" plan will be subject to approval of the board of Directors, the state of New York Insurance Department and policyholders. As of May 1, 1999, MetLife does not know the complete details of the plan or when or if it will take place.


THE SEPARATE ACCOUNT


The Security First Life Separate Account A ("Separate Account") presently funds the Contracts described in this Prospectus and individual and group variable annuity contracts on Forms SF135R2V, SF135 R2C, SF 224FL, SF 226R1, SF 230,
SF 234, SF 236FL and SF1700. These variable annuity contracts are described in other prospectuses. The individual combination fixed and variable annuity contracts ("Contracts") described in this Statement of Additional Information and related prospectuses are distinct contracts from the above described group variable annuity contracts.

Amounts allocated to the Separate Account under the Contracts are invested in the securities of nine Funds: (i) the Barr Rosenberg Market Neutral Fund of the Barr Rosenberg Series Trust; (ii) the International VIP Portfolio for the Hotchkis & Wiley Variable Trust; (iii) the LEVCO Equity Fund of the LEVCO Series Trust; (iv) the Growth Portfolio of the Navellier Variable Insurance Series; (v) the High Yield Fund and Total Return Fund of the Offitbank Variable Insurance Fund, Inc.; (vi) the Oppenheimer Money Fund of the Oppenheimer Variable Account Funds; (vii) the Capital Appreciation Portfolio of the PIMCO Variable Insurance Trust; and (viii) the Royce Total Return Portfolio of the Royce Capital Fund.


NET INVESTMENT FACTOR


The Separate Account net investment factor is an index of the percentage change (adjusted for distributions by the Fund and the deduction of the actuarial risk fee) in the net asset value of each Fund in which the Series in invested, since the preceding Business Day. The Separate Account net investment factor for each Series of Accumulation Units is determined for any Business Day by dividing (i) the net asset value of a share of the Fund which is represented by such Series at the close of business on such day, plus the per share amount of any distributions made by such Fund on such day by (ii) the net asset value of a share of such Fund determined as of the close of business on the preceding Business Day and then subtracting from the result the daily factors for administration fees, mortality and expense risks (.003425%) for each calendar day between the preceding Business Day and the end of the current Business Day.


ANNUITY PAYMENTS

Basis of Variable Benefits

The Variable Annuity benefits rates used in determining Annuity Payments under the Contracts are based on actuarial assumptions, reflected in tables in the Contracts, as to the expected mortality and adjusted age and the form of Annuity selected. The mortality basis for these tables is Security First Life's Modified Select Annuity Mortality Table, projected to the year 2000 on Projection Scale C, with interest at 4.25% for all functions involving life contingencies and the portion of any period certain beyond 10 years, and 3.25% for the first 10 years of any certain period. Adjusted age in those tables means actual age to the nearest birthday at the time the first payment is due, adjusted according to the following table:

         CALENDAR YEAR OF BIRTH          ADJUSTED AGE IS
         ----------------------          ---------------
               Before 1916                  Actual Age
               1916 - 1935              Actual Age Minus 1
               1936 - 1955              Actual Age Minus 2
               1956 - 1975              Actual Age Minus 3
               1976 - 1995              Actual Age Minus 4


Determination of Amount of Monthly Variable Annuity Payments For First Year

The Separate Account value used to establish the monthly Variable Annuity Payment for the first year consists of the value of Accumulation Units of each Series of the Separate Account credited to a Contract Owner on the last day of the second calendar week before the Annuity Date. The Contracts contain tables showing monthly payment factors and Annuity premium rates per $1,000 of Separate Account value to be applied under Options 1 through 4.

At the beginning of the first payment year an amount is transferred from the Separate Account to the General Account and level monthly Annuity Payments for the year are made out of the General Account for that year. That amount to be transferred is determined by multiplying the Annuity premium rate per $1,000 set forth in Contract tables by the number of thousands of dollars of Separate Account value credited to a Contract Owner. The level monthly payment for the first payment year is then determined by multiplying the amount transferred (the Annuity premium) by the monthly payment factor in the same table. In the event the Contract involved has Separate Account Accumulation Units in more than one Series, the total monthly Annuity Payment for the first year is the sum of the monthly Annuity Payments, determined in the same manner as above, for each Series.

At the time the first year's monthly payments are determined, a number of Annuity Units for each Separate Account Series is also established for the Annuitant by dividing the monthly payment derived from that Series for the first year by the Separate Account Annuity Unit values for the Series on the last Business Day of the second calendar week before the first Annuity Payment is due. The number of Annuity Units remains fixed during the Annuity period unless Annuity Units are converted to another Series.

Determination of Amount of Monthly Variable Annuity Payments for Second and Subsequent Years

As of each anniversary of the Annuity Date, Security First Life will determine the amount of the monthly Variable Annuity Payments for the year then beginning. Separate determinations will be made for each Separate Account Payments for the year then beginning. Separate determinations will be made for each Separate Account Series in which the Annuitant has Annuity Units, with the total Annuity Payment being the sum of the payments derived from the Series. The amount of monthly payments for any Separate Account Series for any year after the first will be determined by multiplying the number of Annuity Units for that Series by the Annuity Unit value for that Series for the Valuation Period in which the first payment for the year is due. It will be Security First Life's practice to mail Variable Annuity Payments no later than seven days after the last day of the Valuation Period upon which they are based or the monthly anniversary thereof.

The objective of a Variable Annuity contract is to provide level payments during periods when the economy is relatively stable and to reflect as increased payments only the excess of investment results flowing from inflation or an increase in productivity. The achievement of this objective will depend in part upon the validity of the assumption that the net investment return of the Separate Account equals the Assumed Investment Return during periods of stable prices. Subsequent years' payments will be smaller than, equal to or greater than the first year's payments depending on whether the actual net investment return for the Separate Account is smaller than equal to or greater than the Assumed Investment Return.

Annuity Unit Value

The initial value of an Annuity Unit is $5 for each Series for the first Valuation Period as of which the first Variable Annuity Payment from such Series is made. The value of an Annuity Unit for each Series on any later date is determined by multiplying the value of an Annuity Unit at the end of the preceding Valuation Period by the "Annuity change factor" for the second preceding Valuation Period. The Annuity change factor is an adjusted measurement of the investment performance of the Fund since the end of the preceding Valuation Period. The Annuity change factor is determined by dividing the value of an Accumulation Unit at the end of the Valuation Period by the value of an Accumulation Unit at the end of the preceding Valuation Period and multiplying the result by a neutralization factor.

Variable Annuity Payments for each year after the first reflect variations in the investment performance of the Separate Account above and below an Assumed Investment Return. This assumed investment rate is included for purposes of actuarial computations and does not relate to the actual investment performance of the underlying Fund. Therefore, the Assumed Investment Return must be "neutralized" in computing the Annuity change factor. For weekly Valuation Periods and a 4.25% Assumed Investment Return, the neutralization factor is 0.9991999.

ADDITIONAL FEDERAL INCOME TAX INFORMATION

Security First Life is required to withhold federal income tax on Contract distributions (such as Annuity Payments, lump sum distributions or partial surrenders). However, recipients of Contract distributions are allowed to make an election not to have federal income tax withheld. After such election is made with respect to Annuity Payments, an Annuitant may revoke the election at any time, and thereafter commence withholding. In such a case, Security First Life will notify the payee at least annually of his or her right to change such election.

The withholding rate followed by Security First Life will be applied only against the taxable portion of Contract distributions. Federal tax will be withheld from Annuity Payments pursuant to the recipient's withholding certificate. If no withholding certificate is filed with Security First Life, federal tax will be withheld from Annuity Payments on the basis that the payee is married with three withholding exemptions. Federal tax on the taxable portion of a partial or total surrender (i.e., non-periodic distribution) generally will be withheld at a flat 10% rate. In the case of a plan qualified under Sections 401(a) or 403(a) of the Code, if the balance to the credit of a participant in a plan is distributed within one taxable year to the recipient ("total distribution"), the amount of withholding will approximate the federal income tax on a lump sum distribution. If a total distribution is made from such a plan or a tax-sheltered annuity on account of the participant's death, the amount of withholding will reflect the exclusion from federal income tax for employer-provided death benefits.

Security First Life is required to withhold 20% of certain taxable amounts constituting "eligible rollover distributions" to participants (including lump sum distributions) in retirement plans under Code Section 401 and tax deferred annuities under Code Section 403(b). This withholding requirement does not apply to distributions from such plans and annuities in the form of a life and life expectancy annuity (individual or joint), an annuity with a designated period of 10 years or more, or any distribution required by the minimum distribution requirements of Code Section 401(a)(9). Withholding on these latter types of distribution will continue to be made under the rules described in the prior paragraph. A participant cannot elect out of the 20% withholding requirement. However, if an eligible rollover distribution is rolled over into an eligible retirement plan or IRA in the case of a 401 plan or to another eligible contract in the case of a 403(b) plan in a direct trustee-to-trustee transfer, no withholding will be required.

Payees are required by law to provide Security First Life (as payor) with their correct taxpayer identification number ("TIN"). If the payee is an individual, the TIN is the same as his or her social security number. If the payee elects not to have federal income tax withheld on an Annuity Payment or a nonperiodic distribution and a correct TIN has not been provided, such election is ineffective, and such payment will be subject to withholding as noted above.

OBTAINING TAX ADVICE

It should be recognized that the federal income tax information in the prospectus and this Statement of Additional Information is not exhaustive and is for information purposes only. The discussions do not purport to cover all situations involving the purchase of an annuity or the election of an option under the Contract. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local tax results may also vary. For these reasons a qualified tax adviser should be consulted.

UNDERWRITERS, DISTRIBUTION OF THE CONTRACTS

The Contracts will be sold as a continuous offering by individuals who are appropriately licensed as insurance agents of Security First Life for the sale of life insurance and Variable Annuity Contracts in the state where the sale is made. In addition, these individuals will be registered representatives of the principal underwriter, Security First Financial, Inc., or of other broker-dealers registered under the Securities Exchange Act of 1934 whose registered representatives are authorized by applicable law to sell Variable Annuity Contracts issued by Security First Life. Commissions on sales of contracts range from 0% to 8.5%. Agents are paid from the General Account of Security First Life. Such commissions bear no direct relationship to any of the charges under the Contracts. It is expected that the Contracts will be sold in 49 states and the District of Columbia. No direct underwriting commissions are paid to Security First Financial, Inc.

VOTING RIGHTS

Unless otherwise restricted by the plan under which a Contract is issued each Owner will have the right to instruct Security First Life with respect to voting the Fund Shares which are the assets underlying the Owner's interest in the Separate Account, at all regular and special shareholders meetings. An Annuitant's voting power with respect to Fund shares held by the Separate Account declines during the time the Annuitant is receiving a Variable Annuity based on the investment performance of the Separate Account, because amounts attributable to the Annuitant's interest are being transferred annually to the General Account to provide the variable payments.

SAFEKEEPING OF SECURITIES

Custody of all assets of the Separate Account are held by Security First Life. The assets of each Separate Account Series will be kept physically segregated by Security First Life and held separate from the assets of any other firm, person, or corporation. Additional protection for the assets of the Separate Account is afforded by fidelity bonds covering all of Security First Life's officers and employees.

SERVICING AGENT

An administrative services agreement has been entered into between Security First Life and SFG under which the latter has agreed to perform certain of the administrative services relating to the Contracts and for the Separate Account. SFG performs substantially all of the recordkeeping and administrative services for the Separate Account. Security First Life has not paid fees to SFG for these services.

INDEPENDENT AUDITORS


The consolidated financial statements and the related financial statement schedules of Security First Life Insurance Company and subsidiary at December 31, 1998 and the financial statements and the related financial statement schedules of Security First Life Separate Account A at December 31, 1998 included elsewhere in the registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The consolidated financial statements and the related financial statement schedules of Security First Life Insurance Company and subsidiary at December 31, 1997 and 1996 and the statements of changes in net assets of Security First Life Separate Account A for the year ended December 31, 1997 included elsewhere in the registration statement have been audited by Ernst & Young LLP, independent auditors, as stated in their reports appearing elsewhere in the registration statement, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.



LEGAL MATTERS

Legal matters concerning federal securities laws applicable to the issue and sale of the Contracts have been passed upon by Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington D.C. 20036. Prior to January 31, 1998, such legal matters were passed upon by Routier and Johnson, P.C., 1700 K Street, N.W., Suite 1003, Washington, D.C. 20006.


REGULATION OF SECURITY FIRST LIFE

Security First Life is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Delaware Commissioner of Insurance. An annual statement, in a prescribed form, is filed with the Commissioner on or before March 1 each year covering the operations of Security First Life for the preceding year and its financial condition on December 31 of such year. Security First Life's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is usually conducted by the National Association of Insurance Commissioners at least once in every three years. Security First Life was last examined as of December 31, 1993. While Delaware insurance law prescribes permissible investments for Security First Life, it does not prescribe permissible investments for the Separate Account, nor does it involve supervision of the investment management or policy of Security First Life.

In addition, Security First Life is subject to the insurance laws and regulations of other jurisdictions in which it is licensed to operate. State insurance laws generally provide regulations for the licensing of insurers and their agents, govern the financial affairs of insurers, require approval of policy forms, impose reserve requirements and require filing of an annual statement. Generally, the insurance departments of these other jurisdictions apply the laws of Delaware in determining permissible investments for Security First Life.

FINANCIAL STATEMENTS

The financial statements of Security First Life contained herein should be considered only for the purposes the of informing investors as to its ability to carry out the contractual obligations as depositor under the Annuity Contracts and as custodian as described elsewhere herein and in the Prospectus. The financial statements of the Separate Account are also included in this Statement of Additional Information.

                                    SECURITY FIRST LIFE INSURANCE
                                    COMPANY AND SUBSIDIARY

                                    (A WHOLLY OWNED SUBSIDIARY OF
                                    METROPOLITAN LIFE INSURANCE COMPANY)

                                    CONSOLIDATED FINANCIAL STATEMENTS AS OF
                                    DECEMBER 31, 1998 AND 1997 AND FOR
                                    THE YEARS ENDED DECEMBER 31, 1998,
                                    1997 AND 1996 AND INDEPENDENT
                                    AUDITORS' REPORTS

                       [DELOITTE & TOUCHE LLP LETTERHEAD]




                         Report of Independent Auditors




Board of Directors
Security First Life Insurance Company


We have audited the accompanying consolidated balance sheet of Security First Life Insurance Company and subsidiary (the Company) as of December 31, 1998, and the related consolidated statements of income, stockholder's equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. The consolidated financial statements of the Company for the years ended December 31, 1997 and 1996, were audited by other auditors whose report, dated February 11, 1998, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security First Life Insurance Company and subsidiary at December 31, 1998, and the consolidated results of their operations and their cash flows for the year then ended in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP
-------------------------


February 10, 1999

                        [ERNST & YOUNG, LLP LETTERHEAD]

                         REPORT OF INDEPENDENT AUDITORS


Board of Directors
Security First Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security First Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security First Life Insurance Company and subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.


                                       /s/ Ernst & Young, LLP


February 11, 1998

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

CONSOLIDATED BALANCE SHEETS


                                                   December 31,
                                              1998              1997
                                           ----------        ----------
                                                  (In thousands)
ASSETS

INVESTMENTS
   Fixed maturities                        $2,092,183        $2,353,087
   Mortgage loans                             165,167
   Policy loans                                28,715            24,209
   Short-term investments                      50,520            22,385
   Other investments                            1,152             1,089
                                           ----------        ----------
                                            2,337,737         2,400,770

CASH AND CASH EQUIVALENTS                      36,931            11,044

ACCRUED INVESTMENT INCOME                      36,486            33,730

DEFERRED POLICY ACQUISITION COSTS             104,658            96,297

OTHER ASSETS
   Assets held in separate accounts         1,492,885         1,022,850
   Property under capital lease                 8,940             9,496
   Other                                        1,657             1,329
                                           ----------       -----------
                                            1,503,482         1,033,675
                                           ----------       -----------

                                           $4,019,294        $3,575,516
                                           ==========        ==========



              The accompanying notes are an integral part of these
                       consolidated financial statements.

                                                                   December 31,
                                                              1998              1997
                                                           -----------       ----------
                                                                  (In thousands)
LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES
   Policyholder liabilities                                $2,202,198        $2,243,441
   Liabilities related to separate accounts                 1,492,885         1,022,850
   Obligation under capital lease                              15,130            15,443
   Notes payable to parent                                     35,000            35,000
   Federal income taxes                                        38,800            44,998
   Other                                                        7,499                60
                                                           ----------        ----------
                                                            3,791,512         3,361,792

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY
   Preferred stock, $1 par value
      Authorized, issued and outstanding -- 200,000 shares        200               200
   Common stock, $200 par value
      Authorized -- 15,000 shares
      Issued and outstanding -- 11,000 shares                   2,200             2,200
   Additional paid-in capital                                  48,147            48,147
   Retained earnings                                          149,305           128,347
   Accumulated other comprehensive income                      27,930            34,830
                                                           ----------        ----------
                                                              227,782           213,724
                                                           ----------        ----------

                                                           $4,019,294        $3,575,516
                                                           ==========        ==========

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

CONSOLIDATED STATEMENTS OF INCOME


                                                         Year Ended December 31,
                                                     1998         1997         1996
                                                   --------     --------     --------
                                                             (In thousands)
REVENUES
   Net investment income                           $165,749     $171,066     $164,115
   Annuity product income                            22,125       19,533       10,006
   Net realized investment gains (losses)            25,010        2,708       (2,179)
   Gain on sale of subsidiary                                                   3,879
   Other                                                             187          709
                                                   --------     --------     --------
                              TOTAL REVENUES        212,884      193,494      176,530

BENEFITS AND EXPENSES
   Interest credited to policyholders               112,834      112,832      106,347
   Benefits in excess of policyholder liabilities     4,876        1,953        4,960
   Amortization of deferred policy acquisition
      costs                                          35,609       20,080       13,542
   Operating expenses                                29,116       26,434       25,721
                                                   ---------    --------     --------
                 TOTAL BENEFITS AND EXPENSES        182,435      161,299      150,570
                                                   ---------    --------     --------

            INCOME BEFORE INCOME TAX EXPENSE         30,449       32,195       25,960

Income tax expense (benefit)
   Current                                           12,584        7,580        3,596
   Deferred                                          (3,093)       3,308        5,885
                                                   --------     --------     --------
                                                      9,491       10,888        9,481
                                                   ---------    --------     --------

                                  NET INCOME       $ 20,958     $ 21,307     $ 16,479
                                                   ========     ========     ========



              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                                Accumulated
                                                           Additional                              Other          Total
                                        Preferred  Common   Paid-in    Comprehensive  Retained  Comprehensive  Stockholder's
                                          Stock     Stock   Capital    Income (Loss)  Earnings  Income (Loss)     Equity
                                        ---------  ------  ----------  -------------  --------  -------------  -------------
                                                                            (In thousands)
Balance at January 1, 1996                $200     $2,200  $48,147                   $ 90,561    $ 38,972        $180,080

Comprehensive income (loss):
  Net income                                                             $ 16,479      16,479                      16,479
  Other comprehensive income (loss):
    Unrealized investment gains, net of
    related adjustments and income taxes                                  (22,023)                (22,023)        (22,023)
                                                                         --------
                                                                         $ (5,544)
                                          ----    ------   -------       ========    --------    --------        --------
Balance at December 31, 1996               200     2,200    48,147                    107,040      16,949         174,536

Comprehensive income:
  Net income                                                             $ 21,307      21,307                      21,307
  Other comprehensive income:
    Unrealized investment gains, net of
    related adjustments and income taxes                                   17,881                  17,881          17,881
                                                                         --------
                                                                         $ 39,188
                                          ----    ------   -------       ========    --------    --------        --------
Balance at December 31, 1997               200     2,200    48,147                    128,347      34,830         213,724

Comprehensive income (loss):
  Net income                                                             $ 20,958      20,958                      20,958
  Other comprehensive income (loss):
    Unrealized investment gains, net of
    related adjustments and income taxes                                   (6,900)                 (6,900)         (6,900)
                                                                         --------
                                                                         $ 14,058
                                          ----    ------   -------       ========    --------    --------         --------
Balance at December 31, 1998              $200    $2,200   $48,147                   $149,305    $ 27,930         $227,782
                                          ====    ======   =======                   ========    ========         ========



              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                             Year Ended December 31,
                                                         1998          1997         1996
                                                      ----------    ----------   -----------
                                                                  (In thousands)
OPERATING ACTIVITIES
  Net income                                          $   20,958    $   21,307   $    16,479
  Adjustments to reconcile net income to net cash
    provided by operations:
      Net realized investment losses (gains)             (25,010)       (2,708)        2,179
      Depreciation and amortization                          175           876         1,772
      Accretion of discount and amortization of
        premium on investments                              (155)          906         1,988
      Gain on sale of subsidiary                                                      (3,879)
      Changes in operating assets and liabilities:
           Accrued investment income                      (2,756)         (933)       (2,338)
           Deferred policy acquisition costs               2,814       (21,891)      (24,655)
           Other assets                                     (592)       25,156       (19,008)
           Other liabilities                               4,888        (3,718)        9,889
                                                      ----------    ----------   -----------
                           NET CASH PROVIDED BY
                 (USED IN) OPERATING ACTIVITIES              322        18,995       (17,573)

INVESTING ACTIVITIES
  Fixed maturity securities
    Purchases                                           (675,821)     (695,092)   (1,065,166)
    Sales and maturities                                 940,671       652,723       934,171
  Net sale (purchase) of other investments                    79         1,959          (314)
  Net sale (purchase) of short-term investments          (28,135)        2,222       (17,583)
  Issuance (repayment) of mortgage loans                (165,167)          945
  Issuance of policy loans, net                           (4,506)       (2,776)       (3,580)
  Purchase of equipment                                                   (440)         (320)
                                                      ----------    ----------   -----------
                           NET CASH PROVIDED BY
                 (USED IN) INVESTING ACTIVITIES           67,121       (40,459)     (152,792)

FINANCING ACTIVITIES
  Receipts credited to policyholder accounts             689,536       729,696       693,095
  Amounts returned to policyholders                     (730,779)     (708,383)     (518,002)
  Repayment of note payable                                                           (1,000)
  Reduction of capital lease obligation                     (313)         (277)         (246)
                                                      ----------    ----------   -----------
                           NET CASH PROVIDED BY
                 (USED IN) FINANCING ACTIVITIES          (41,556)       21,036       173,847
                                                      ----------    ----------   -----------

                         INCREASE (DECREASE) IN
                      CASH AND CASH EQUIVALENTS           25,887          (428)        3,482

Cash and cash equivalents at beginning of year            11,044        11,472         7,990
                                                      ----------    ----------   -----------

                                  CASH AND CASH
                     EQUIVALENTS AT END OF YEAR       $  36,931     $   11,044   $    11,472
                                                      =========     ==========   ===========



              The accompanying notes are an integral part of these
                       consolidated financial statements.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 1998 AND 1997



NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION -- Security First Life Insurance Company (Security First
Life) and subsidiary (collectively, the Company) is a wholly-owned subsidiary of Security First Group, Inc. (SFG). Effective October 31, 1997, SFG became a wholly-owned subsidiary of Metropolitan Life Insurance Company. Prior to that date, SFG was a wholly-owned subsidiary of London Insurance Group, Inc. The Company sells a broad range of fixed and variable annuity contracts.

The Company's consolidated financial statements are prepared in conformity with generally accepted accounting principles (GAAP) which differ in some respects from statutory accounting practices prescribed or permitted by regulatory authorities (statutory basis) and include the accounts of its wholly-owned subsidiary, Security First Life Insurance Company of Arizona (SFL-Arizona). Prior to December 31, 1996, the financial statements also included the accounts of Fidelity Standard Life Insurance Company (Fidelity Standard Life), which was sold as of that date. (See Note 8.) All significant intercompany transactions and accounts are eliminated in consolidation.

INVESTMENTS -- Investments are reported on the following bases:

     Fixed Maturities -- at fair value, which differs from the amortized cost of such investments. Unrealized gains and losses on these investments (net of related adjustments for deferred policy acquisition costs and applicable deferred income taxes) are credited or charged to stockholder's equity and, accordingly, have no effect on net income.

     For those fixed maturities which are mortgage-backed, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. Such adjustment is included in net investment income.

     The Company classifies its fixed maturities as available-for-sale. The Company does not maintain a trading portfolio.

     Mortgage loans -- at amortized cost, net of valuation allowances, if any, which approximates fair value.

     Policy loans -- at unpaid balances, which approximate fair value.

     Short-term investments -- at cost, which approximates fair value.

     Other investments -- at fair value.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Realized gains and losses on disposal of investments are determined on a specific identification basis.

CASH AND CASH EQUIVALENTS -- Cash equivalents consist of investments in money market funds. The carrying amount of cash equivalents approximates fair value.

DEFERRED POLICY ACQUISITION COSTS -- Deferred policy acquisition costs consist of commissions and other costs of acquiring annuities that vary with and are primarily related to the acquisition of such business. Deferred policy acquisition costs are being amortized in proportion to the present value of estimated future gross margins which includes the impact of realized investment gains and losses.

POLICYHOLDER LIABILITIES -- Policyholder liabilities for two-tier annuities are the lower tier account values. Policyholder liabilities for the Company's single-tier fixed annuity products are the account values. The fair value of policyholder liabilities is estimated assuming all policyholders surrender their policies. The carrying amounts and estimated fair values are as follows (in thousands):

                                            Carrying Amount      Estimated Fair Value
                                            ---------------      --------------------
    December 31, 1998                         $2,202,198             $2,141,415
    December 31, 1997                          2,243,441              2,172,159

NOTES PAYABLE -- Notes payable are carried at their unpaid balances which approximate fair value because the interest rates on these notes approximate market rates.

INCOME TAXES -- Through October 30, 1997, the Company filed consolidated federal income tax returns with SFG. After that date, the Company's return is not consolidated with SFG. Income taxes for all periods are provided on the basis as if the Company filed separately.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Such differences are related principally to the deferral of policy acquisition costs, the valuation of fixed maturities and the provision for policyholder liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

SEPARATE ACCOUNTS -- The assets held in separate accounts represent funds that are separately administered by the Company pursuant to variable annuity contracts. The liabilities related to separate accounts consist of policyholder liabilities for variable annuities. The separate account assets and liabilities are reported at fair value. The Company receives a fee for administrative services provided to the separate accounts. Investment risks associated with fair value changes are borne by the contract holders.

ANNUITY REVENUES AND BENEFITS -- Annuity product income represents fees earned from policyholders of annuity contracts, including surrender charges, annuitization charges and administration fees. Benefits in excess of policyholder liabilities consists of the difference between the policyholder account values annuitized during the period and the related policyholder liability balances.

ESTIMATES -- Certain amounts reported in the accompanying consolidated financial statements are based on management's best estimates and judgments. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS -- Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. 130 Reporting Comprehensive Income (SFAS 130). SFAS 130 establishes standards for reporting and displaying comprehensive income and its components in a financial statement that is displayed with the same prominence as other financial statements. Adoption of SFAS 130 had no effect on the Company's consolidated financial condition or results of operations.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 requires, among other things, that all derivatives be recognized in the consolidated balance sheets as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based upon the hedge relationship, if such a relationship exists. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133 are required to be reported in operations. The Company is required to adopt SFAS 133 as of January 1, 2000. The Company does not anticipate any impact on its consolidated financial condition or results of operations from the adoption of SFAS 133.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 2 -- STATUTORY CAPITAL AND RESTRICTIONS

Security First Life is required to file annual statements with various state insurance regulatory authorities on a statutory basis. Prior to December 31, 1998, SFL-Arizona was also subject to this requirement.

The statutory-basis capital and surplus at December 31, 1998, 1997 and 1996, and statutory-basis net income for those years are as follows (in thousands):

                                                           Capital             Net
                                                         and Surplus         Income
                                                         -----------         ------
    December 31, 1998
    -----------------
    Security First Life Insurance Company                  $128,508         $ 7,662

    December 31, 1997
    -----------------
    Security First Life Insurance Company                  $117,623         $12,917
    Security First Life Insurance Company of Arizona         14,107             257

    December 31, 1996
    -----------------
    Security First Life Insurance Company                  $107,501         $13,449
    Security First Life Insurance Company of Arizona         13,823           1,187

Security First Life is incorporated and domiciled in Delaware. The payment of dividends is subject to statutory limitations which are based on statutory-basis net income and surplus levels. At December 31, 1998, the maximum amount of dividends Security First Life could pay SFG without prior approval from state insurance regulatory authorities is $12,612,000.


NOTE 3 -- INVESTMENTS

Unrealized investment gains reported in the accompanying financial statements are as follows (in thousands):

                                                                 December 31
                                                             1998          1997
                                                           --------      --------
    Unrealized investment gains                            $ 84,001      $105,251
    Less: Adjustment for deferred policy
            acquisition costs                                41,491        52,500
          Deferred income taxes                              14,580        17,921
                                                           --------      --------
                   Net unrealized investment gains         $ 27,930      $ 34,830
                                                           ========      ========

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 3 -- INVESTMENTS (continued)

Net realized investment gains (losses) reported in the accompanying financial statements are as follows (in thousands):

                                                 1998           1997           1996
                                               --------       --------       --------
  Fixed maturities
    Gross gains                                $ 30,982       $  8,338      $  8,923
    Gross losses                                 (6,046)        (5,691)       (8,075)
                                               --------       --------      --------
                                                 24,936          2,647           848
  Other investments
    Gross gains                                     133            197
    Gross losses                                    (59)          (136)       (3,027)
                                               --------       --------      --------
                                                     74             61        (3,027)
                                               --------       --------      --------

 Net realized investment gains (losses)        $ 25,010       $  2,708      $ (2,179)
                                               ========       ========      ========


Proceeds from sales of fixed maturities are $940,671,000, $648,338,000 and $911,529,000 in 1998, 1997 and 1996, respectively.

The amortized cost and fair value of fixed maturities as of December 31, 1998 and 1997 are summarized as follows (in thousands):

                                                 Gross        Gross
                                    Amortized  Unrealized   Unrealized        Fair
                                      Cost       Gains        Losses          Value
                                   ----------  ----------   ----------     ----------
December 31, 1998
-----------------
U.S. Treasury securities and
  obligations of U.S. Government
  corporations and agencies        $   68,487    $  4,499    $   (330)     $   72,656
Debt securities issued by foreign
  governments                          34,740       1,436      (1,188)         34,988
Corporate securities                1,266,178      68,987     (11,737)      1,323,428
Mortgage-backed securities            638,873      23,056        (818)        661,111
                                   ----------    -------     --------      ----------
                                   $2,008,278    $ 97,978    $(14,073)     $2,092,183
                                   ==========    ========    ========      ==========
December 31, 1997
-----------------
U.S. Treasury securities and
  obligations of U.S. Government
  corporations and agencies        $   93,546   $  9,275    $    (22)     $  102,799
Debt securities issued by foreign
  governments                          31,110      2,997                      34,107
Corporate securities                1,297,937     67,350        (564)      1,364,723
Mortgage-backed securities            825,284     27,484      (1,310)        851,458
                                   ----------   --------    --------      ----------
                                   $2,247,877   $107,106    $ (1,896)     $2,353,087
                                   ==========   ========    ========      ==========

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 3 -- INVESTMENTS (continued)

The amortized cost and fair value of fixed maturities by contractual maturity at December 31, 1998, are summarized below. Actual maturities will differ from contractual maturities because certain borrowers have the right to call or prepay obligations.

                                             Amortized                Fair
                                               Cost                   Value
                                             ---------               -------
                                                      (In thousands)
Due in one year or less                     $   32,695            $   33,230
Due after one year through five years          378,576               390,934
Due after five years through ten years         559,646               576,041
Due after ten years                            398,488               430,867
Mortgage-backed securities                     638,873               661,111
                                            ----------            ----------
                                            $2,008,278            $2,092,183
                                            ==========            ==========

The Company has recorded valuation reserves for impairment in the value of investments of $5,000,000 at both December 31, 1998 and 1997.

Concentrations of credit risk with respect to fixed maturities are limited due to the large number of issues owned and their dispersion across many different industries and geographic areas. Accordingly, at December 31, 1998, the Company had no significant concentration of credit risk.

The fair values for fixed maturities are primarily based on values obtained from independent pricing services.

Mortgage loans are collateralized by properties located throughout the United States. At December 31, 1998, approximately 17% and 16% of the mortgages were collateralized by properties located in New York and California, respectively. All of the mortgage loans at December 31, 1998, are in good standing, and the Company was not holding any valuation allowances related to such loans. Mortgage loans outstanding at December 31, 1998, are summarized as follows (in thousands):

               Commercial           $145,525         88%
               Agricultural           19,642         12%
                                    --------        ---
                                    $165,167        100%
                                    ========        ===

The carrying amount of policy loans approximates fair value because the interest rates on these loans approximate market rates.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 3 -- INVESTMENTS (continued)

On February 5, 1998, the Company entered into an interest-rate swap agreement with a large broker/dealer for the purpose of minimizing exposures to fluctuations in interest rates in its policyholder liabilities. An interest-rate swap is an agreement in which two parties agree to exchange, at specific intervals, interest payment streams calculated on an agreed-upon notional principal amount with at least one stream based on a specific floating-rate index. Under the interest-rate swap agreement, the broker/dealer agrees to pay the Company, on a quarterly basis, an amount by which the 30-day Treasury Constant Maturity Rate exceeds the interest-rate cap of 7.9% applied to the notional amount of $250,000,000. The 30-day Treasury Constant Maturity rate was 4.54% as of December 31, 1998; hence, the fair value of the interest-rate swap as of December 31, 1998 approximated zero. The interest-rate swap agreement expires February 9, 2001.

Any income or expense from the interest-rate swap is recorded on an accrual basis as an adjustment to the yield of the related interest-bearing liabilities in the periods covered by the contract.

The Company is exposed to a potential loss in the event of non-performance by the broker/dealer, although such non-performance is not anticipated.

The Company places its temporary cash investments with high-credit quality financial institutions and, by corporate policy, limits the amount of credit exposure to any one financial institution.

At December 31, 1998, investment securities having an amortized cost of $6,037,000 were on deposit with various states in accordance with state insurance department requirements.

Investment income by major category of investment is summarized as follows (in thousands):

                                              1998           1997          1996
                                            ---------     ---------     ---------
    Fixed maturities                        $ 162,836     $ 173,015     $ 165,997
    Mortgage loans                              3,288
    Policy loans                                1,294         1,325         1,283
    Short-term investments                      3,795         1,897         1,718
    Other investments                             443           858           553
    Cash and cash equivalents                                   269           486
                                            ---------     ---------     ---------
                                              171,656       177,364       170,037
    Investment expenses                        (5,907)       (6,298)       (5,922)
                                            ---------     ---------     ---------
                   Net investment income    $ 165,749     $ 171,066     $ 164,115
                                            =========     =========     =========


The Company has no significant amounts of non-income producing investments.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 4 -- NOTES PAYABLE

Notes payable consist of the following as of December 31, 1998 and 1997 (in thousands):


    5% Surplus note due to SFG, interest payable monthly,
    principal payable upon regulatory approval                  $25,000

    8% Surplus note due to SFG, interest payable monthly,
    principal payable upon regulatory approval                   10,000
                                                                -------
                                                                $35,000
                                                                =======


There are no principal payments due on the notes payable during the next five years.

Interest paid by the Company totaled $2,150,000 in 1998, $2,083,000 in 1997 and $2,133,000 in 1996.


NOTE 5 -- INCOME TAXES

The liability for federal income taxes includes deferred taxes of $36,772,000 and $43,154,000 at December 31, 1998 and 1997, respectively. Significant components of these deferred taxes are as follows (in thousands):

                                                            1998           1997
                                                          --------       --------
Deferred tax liabilities:
    Deferred policy acquisition costs                     $ 48,952       $ 30,459
    Fixed maturities                                        16,788         37,922
    Other assets                                             3,441          3,532
                                                          --------       --------
                 Total deferred tax liabilities             69,181         71,913

Deferred tax assets:
    Policyholder liabilities                                10,095         11,787
    Liabilities for separate accounts                       16,778         11,445
    Other liabilities                                        5,296          5,251
    Other, net                                                 240            276
                                                          --------       --------
                      Total deferred tax assets             32,409         28,759
                                                          --------       --------
                   Net deferred tax liabilities           $ 36,772       $ 43,154
                                                          ========       ========

Income taxes paid by the Company were $12,401,000 in 1998, $6,480,000 in 1997 and $1,972,000 in 1996.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 5 -- INCOME TAXES (continued)

The following is a reconciliation of the federal income tax at the statutory rate of 35% with the income tax provision as shown in the accompanying financial statements (in thousands):

                                                         1998               1997
                                                       --------           --------
    Federal income tax at 35%                          $ 10,657           $ 11,268
    Dividends received deduction                           (905)              (356)
    True up of prior year taxes                            (261)               298
    Other                                                                     (322)
                                                       --------           --------
               Provision for income tax expense        $  9,491           $ 10,888
                                                       ========           ========


NOTE 6 -- CAPITAL LEASE

Security First Life has a lease for office space that expires in 2014. This lease is treated as a capital lease for financial reporting purposes.

The Company subleases space on an annual basis to SFG to use as its home office. Related income offset against the lease costs was $1,660,000, $1,650,000 and $1,656,000 for the years ended December 31, 1998, 1997 and 1996, respectively. Future payments under the lease are as follows (in thousands):

         1999                                               $  2,166
         2000                                                  2,166
         2001                                                  2,166
         2002                                                  2,166
         2003                                                  2,166
         Thereafter                                           22,553
                                                            --------
                      Total minimum rental payments           33,383
                       Amount representing interest           18,253
                                                            --------
           Present value of minimum rental payments         $ 15,130
                                                            ========

The property under capital lease is net of accumulated amortization of $8,481,000 in 1998 and $7,901,000 in 1997. Lease amortization expense was $580,000 in 1998, 1997 and 1996.

SECURITY FIRST LIFE INSURANCE COMPANY AND SUBSIDIARY

NOTE 7 -- RELATED PARTY TRANSACTIONS

The Company has marketing and administrative agreements with SFG under which SFG provides all of the Company's marketing and policyholder administration services. Amounts incurred under these agreements were $51,658,000, $58,199,000, and $52,102,000 for 1998, 1997 and 1996, respectively. A substantial portion of these amounts are commissions and are deferred as policy acquisition costs.

The Company has management agreements with SFG under which the latter provides certain personnel, administrative services and office space. Amounts incurred under these agreements were $3,883,000 in 1998 and 1997 and $4,308,000 in 1996.

The Company has investment advisory agreements with Security First Investment Management Corporation, a subsidiary of SFG. Fees of $5,772,000, $5,711,000 and $5,360,000 were paid in 1998, 1997 and 1996, respectively, pursuant to these agreements.


NOTE 8 -- OTHER SIGNIFICANT EVENTS

Effective December 31, 1996, the Company sold all of the common stock of its former subsidiary, Fidelity Standard Life. As a result of this transaction, the Company recognized a gain in 1996 of $3,879,000.

Prior to the sale of Fidelity Standard Life, the Company assumed all of the policyholder liabilities through several reinsurance agreements. No gain or loss was recognized on this transaction.


NOTE 9 -- IMPACT OF YEAR 2000 (unaudited)

The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the Year 2000 issue and has developed and implemented a plan to resolve the issue. The Company currently believes that, with modifications to existing software and converting to new software and hardware, the Year 2000 issue will not pose significant operational problems for the Company's computer systems. However, if such modifications and conversions are not completed on a timely basis, the Year 2000 issue may have a material impact on the operations of the Company. Furthermore, even if the Company completes such modifications and conversions on a timely basis, there can be no assurance that the failure by vendors or other third parties to solve the Year 2000 issue will not have a material impact on the operations of the Company.

                              SECURITY FIRST LIFE SEPARATE
                              ACCOUNT A



                              STATEMENTS OF ADDITIONAL INFORMATION AS OF
                              DECEMBER 31, 1998 AND FOR THE YEARS ENDED
                              DECEMBER 31, 1998 AND 1997 AND
                              INDEPENDENT AUDITORS' REPORTS

[DELOITTE & TOUCHE LLP LETTERHEAD]



INDEPENDENT AUDITORS' REPORT

Board of Directors
Security First Life Insurance Company

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Security First Life Separate Account A ("Separate Account") Series B, G, T, P, I, FA, FG, FI, FO, FM, SU, SV, AS, SI, FC, FE, NG, NP and JW, as of December 31, 1998 and the related statements of operations for the year then ended (as to Series NG, NP and JW, for the period from commencement of operations through December 31, 1998) and statements of changes in net assets for the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the Separate Account Series for the year ended December 31, 1997 were audited by other auditors whose report, dated April 17, 1998, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Series constituting the Security First Life Separate Account A as of December 31, 1998 and the results of their operations for the year then ended (as to Series NG, NP and JW, for the period from commencement of operations through December 31,
1998) and the changes in their net assets for the year or period then ended, in conformity with generally accepted accounting principles.



/s/ DELOITTE & TOUCHE LLP


April 15, 1999

                         [ERNST & YOUNG LLP LETTERHEAD]


                         Report of Independent Auditors




To the Board of Directors
Security First Life Insurance Company
 and Contract Owners
Security First Life Separate Account A

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Security First Life Separate Account A (comprised of Series B, G, T, P, I, FA, FG, FI, FO, FM, SU, SV, AS, SI, FC and
FE) as of December 31, 1997, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the respective mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Security First Life Separate Account A (comprised of the above referenced Series) at December 31, 1997, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                               /s/ ERNST & YOUNG, LLP


Los Angeles, California
April 17, 1998

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1998


                                                          Series B        Series G        Series T        Series P        Series I
                                                        ------------    ------------    ------------    ------------    ------------
ASSETS

Investments

    Security First Trust Bond Series (5,767,337
      shares at net asset value of $4.03 per share;
      cost $23,040,859)                                 $ 23,261,494

    Security First Trust T. Rowe Price Growth and
      Income Series (19,611,017 shares at net asset
      value of $15.81 per share; cost $277,296,637)                     $310,102,373

    T. Rowe Price Growth Stock Fund, Inc.
      (3,271,789 shares at net asset value of $32.07
      per share; cost $84,761,937)                                                      $104,926,269

    T. Rowe Price Prime Reserve Fund, Inc.
      (806,242 shares at net asset value of $1.00
      per share; cost $806,242)                                                                         $    806,242

    T. Rowe Price International Stock Fund, Inc.
      (1,173,570 shares at net asset value of $14.99
      per share; cost $16,094,210)                                                                                      $ 17,591,819

    Receivable from Security First Life Insurance
      Company for purchases                                   46,757         252,199          58,700                          20,238
    Other assets                                                              30,982          13,753                             753
                                                        ------------    ------------    ------------    ------------    ------------

                            TOTAL ASSETS                  23,308,251     310,385,554     104,998,722         806,242      17,612,810

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1998


LIABILITIES                                             Series B        Series G        Series T        Series P        Series I
                                                      ------------    ------------    ------------    ------------    ------------
    Payable to Security First Life Insurance
     Company for mortality and expense risk           $     23,598    $    301,526    $     75,787    $        663    $     12,917

    Payable to Security First Life Insurance
     Company for redemptions                                 4,384         101,296           7,589             127              65

    Payable to Mutual Funds                                 46,136         192,547
                                                      ------------    ------------    ------------    ------------    ------------
                                 TOTAL LIABILITIES          74,118         595,369          83,376             790          12,982

NET ASSETS

    Cost to Investors
     Series B Accumulation Units                        23,013,498
     Series G Accumulation Units                                       276,984,449
     Series T Accumulation Units                                                        84,751,014
     Series P Accumulation Units                                                                           805,452
     Series I Accumulation Units                                                                                        16,102,219

    Accumulated undistributed income
     Net unrealized appreciation                           220,635      32,805,736      20,164,332                       1,497,609
                                                      ------------    ------------    ------------    ------------    ------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL     $ 23,234,133    $309,790,185    $104,915,346    $    805,452    $ 17,599,828
                                                      ============    ============    ============    ============    ============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1998



                                                    Series B          Series G         Series T        Series P        Series I
                                                   ------------     ------------     ------------    ------------    ------------
INVESTMENT INCOME

   Dividends                                       $  1,169,497     $ 23,342,098     $ 12,864,453    $     52,915    $    647,378

   Other investment income (expense)                     (1,116)        (416,478)          53,270             426           7,771
                                                   ------------     ------------     ------------    ------------    ------------

                                                      1,168,381       22,925,620       12,917,723          53,341         655,149

EXPENSES

   Charges for mortality and expense risk               209,011        3,191,451          808,538           9,455         150,790
                                                   ------------     ------------     ------------    ------------    ------------

                          NET INVESTMENT INCOME         959,370       19,734,169       12,109,185          43,886         504,359

INVESTMENT GAINS (LOSSES)

   Realized investment gains (losses)                   (19,304)       7,584,807        3,061,047                         843,474

   Change in unrealized appreciation
     (depreciation) on investments
     during the year                                     84,731       (4,879,643)       6,257,690                         990,607
                                                   ------------     ------------     ------------                    ------------

                           NET INVESTMENT GAINS          65,427        2,705,164        9,318,737                       1,834,081
                                                   ------------     ------------     ------------    ------------    ------------

          INCREASE IN NET ASSETS RESULTING FROM
                                     OPERATIONS    $  1,024,797     $ 22,439,333     $ 21,427,922    $     43,886    $  2,338,440
                                                   ============     ============     ============    ============    ============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1998



                                                        Series B        Series G        Series T       Series P         Series I
                                                      -------------   -------------   -------------  -------------   -------------
Operations

    Net investment income                             $     959,370   $  19,734,169   $  12,109,185  $      43,886   $     504,359

    Realized investment gains (losses)                      (19,304)      7,584,807       3,061,047                        843,474

    Change in unrealized appreciation (depreciation)
      on investments during the year                         84,731      (4,879,643)      6,257,690                        990,607
                                                      -------------   -------------   -------------  -------------   -------------

            Increase in net assets resulting from
               operations                                 1,024,797      22,439,333      21,427,922         43,886       2,338,440

Increase (decrease) in net assets resulting from
  capital unit transactions                               9,496,806      51,531,944       4,047,047       (394,702)       (664,319)
                                                      -------------   -------------   -------------  -------------   -------------

             TOTAL INCREASE (DECREASE) IN NET ASSETS     10,521,603      73,971,277      25,474,969       (350,816)      1,674,121

                     NET ASSETS AT BEGINNING OF YEAR     12,712,530     235,818,908      79,440,377      1,156,268      15,925,707
                                                      -------------   -------------   -------------  -------------   -------------

                           NET ASSETS AT END OF YEAR  $  23,234,133   $ 309,790,185   $ 104,915,346  $     805,452   $  17,599,828
                                                      =============   =============   =============  =============   =============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1997


                                                         Series B        Series G       Series T       Series P        Series I
                                                       ------------    ------------   ------------   ------------    ------------
Operations

    Net investment income                              $    532,821    $ 16,043,895   $  9,157,584   $    101,066    $    708,759

    Realized investment gains (losses)                     (124,988)      8,889,548      1,815,089                        268,968

    Change in unrealized appreciation (depreciation)
        on investments during the year                      410,594      16,749,933      4,506,669                       (809,176)
                                                       ------------    ------------   ------------   ------------    ------------

           Increase in net assets resulting from
             operations                                     818,427      41,683,376     15,479,342        101,066         168,551

Increase (decrease) in net assets resulting from
        capital unit transactions                         2,280,710      56,560,484      5,877,267     (1,463,226)      2,309,033
                                                       ------------    ------------   ------------   ------------    ------------

             TOTAL INCREASE (DECREASE) IN NET ASSETS      3,099,137      98,243,860     21,356,609     (1,362,160)      2,477,584

                     NET ASSETS AT BEGINNING OF YEAR      9,613,393     137,575,048     58,083,768      2,518,428      13,448,123
                                                       ------------    ------------   ------------   ------------    ------------

                           NET ASSETS AT END OF YEAR   $ 12,712,530    $235,818,908   $ 79,440,377   $  1,156,268    $ 15,925,707
                                                       ============    ============   ============   ============    ============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 1998


                                                                                           Carrying
                                                                                             Value        Unrealized        Cost
  Series                     Name of Issue                                    Shares        (Note A)     Appreciation     (Note B)
--------- --------------------------------------------------------------   ------------   ------------   ------------   ------------
    B     Security First Trust Bond Series -- capital shares                  5,767,337   $ 23,261,494   $    220,635   $ 23,040,859

    G     Security First Trust T. Rowe Price Growth and Income
                        Series -- capital shares                             19,611,017   $310,102,373   $ 32,805,736   $277,296,637

    T     T. Rowe Price Growth Stock Fund, Inc. -- capital shares             3,271,789   $104,926,269   $ 20,164,332   $ 84,761,937

    P     T. Rowe Price Prime Reserve Fund, Inc. -- capital shares              806,242   $    806,242                  $    806,242

    I     T. Rowe Price International Stock Fund, Inc. -- capital shares      1,173,570   $ 17,591,819   $  1,497,609   $ 16,094,210



Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B    Cost is determined by using the first-in, first-out cost method.



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1998

      ASSETS                                            Series FA       Series FG       Series FI       Series FO       Series FM
                                                       ------------    ------------    ------------    ------------    ------------
      Investments

          Fidelity Investments - VIP Asset Manager
                Portfolio (10,119,630 shares at net
                asset value of $18.16 per share;
                cost $162,758,546)                     $183,772,485

          Fidelity Investments - VIP Growth
                Portfolio (6,292,589 shares at net
                asset value of $44.87 per share;
                cost $204,064,249)                                     $282,348,490

          Fidelity Investments - VIP Index 500
                Portfolio (1,354,520 shares at net
                asset value of $141.25 per share;
                cost $145,916,900)                                                     $191,325,881

          Fidelity Investments - VIP Overseas
                Portfolio (889,127 shares at net
                asset value of $20.05 per share;
                cost $16,116,130)                                                                      $ 17,826,989

          Fidelity Investments - VIP Money Market
                Portfolio (29,025,420 shares at net
                asset value of $1.00 per share;
                cost $29,025,420)                                                                                      $ 29,025,420

        Receivable from Security First Life
                Insurance Company for purchases             189,667         148,473         290,858           2,158         584,391
        Other assets                                         12,815          46,465          40,749           6,628
                                                       ------------    ------------    ------------    ------------    ------------

                                      TOTAL ASSETS      183,974,967     282,543,428     191,657,488      17,835,775      29,609,811

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1998

    LIABILITIES                                       Series FA       Series FG       Series FI       Series FO       Series FM
                                                     ------------    ------------    ------------    ------------    ------------
        Payable to Security First Life Insurance
           Company for mortality and expense risk    $    196,372    $    286,875    $    197,149    $     18,650    $     30,047

        Payable to Security First Life Insurance
           Company for redemptions                         57,288         109,636          46,951           1,590           1,850

        Payable to Mutual Funds                           157,020          73,417         273,872           5,845         546,432

        Other liabilities                                                                                                  41,724
                                                     ------------    ------------    ------------    ------------    ------------

                                TOTAL LIABILITIES         410,680         469,928         517,972          26,085         620,053

      NET ASSETS

        Cost to Investors
             Series FA Accumulation Units             162,550,348
             Series FG Accumulation Units                             203,789,259
             Series FI Accumulation Units                                             145,730,535
             Series FO Accumulation Units                                                              16,098,831
             Series FM Accumulation Units                                                                              28,989,758

        Accumulated undistributed income
             Net unrealized appreciation               21,013,939      78,284,241      45,408,981       1,710,859
                                                     ------------    ------------    ------------    ------------    ------------

             NET ASSETS APPLICABLE TO OUTSTANDING
                                 UNITS OF CAPITAL    $183,564,287    $282,073,500    $191,139,516    $ 17,809,690    $ 28,989,758
                                                     ============    ============    ============    ============    ============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1998

                                                            Series FA      Series FG      Series FI      Series FO      Series FM
                                                           -----------    -----------    -----------    -----------    -----------
      INVESTMENT INCOME

          Dividends                                        $17,362,918    $25,472,345    $ 3,945,680    $ 1,194,757    $ 1,313,600

          Other investment income (expense)                     71,466        155,214        175,112          8,947         (3,615)
                                                           -----------    -----------    -----------    -----------    -----------

                                                            17,434,384     25,627,559      4,120,792      1,203,704      1,309,985

      EXPENSES

          Charges for mortality and expense risk             2,043,882      2,781,547      1,775,438        212,799        318,055
                                                           -----------    -----------    -----------    -----------    -----------

                                  NET INVESTMENT INCOME     15,390,502     22,846,012      2,345,354        990,905        991,930

      INVESTMENT GAINS

          Realized investment gains                          1,136,760      3,658,231      1,872,638        274,752

          Change in unrealized appreciation on
               investments during the year                   3,869,393     47,453,828     29,570,696        487,659
                                                           -----------    -----------    -----------    -----------

                                   NET INVESTMENT GAINS      5,006,153     51,112,059     31,443,334        762,411
                                                           -----------    -----------    -----------    -----------    -----------

                  INCREASE IN NET ASSETS RESULTING FROM
                                             OPERATIONS    $20,396,655    $73,958,071    $33,788,688    $ 1,753,316    $   991,930
                                                           ===========    ===========    ===========    ===========    ===========



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1998

                                                      Series FA       Series FG       Series FI       Series FO       Series FM
                                                     ------------    ------------    ------------    ------------    ------------
Operations

    Net investment income                            $ 15,390,502    $ 22,846,012    $  2,345,354    $    990,905    $    991,930

    Realized investment gains                           1,136,760       3,658,231       1,872,638         274,752

    Change in unrealized appreciation on
        investments during the year                     3,869,393      47,453,828      29,570,696         487,659
                                                     ------------    ------------    ------------    ------------    ------------

        Increase in net assets resulting from
          operations                                   20,396,655      73,958,071      33,788,688       1,753,316         991,930

Increase in net assets resulting from capital
   unit transactions                                   29,077,086      27,405,819      63,395,211         819,382       5,318,459
                                                     ------------    ------------    ------------    ------------    ------------

                     TOTAL INCREASE IN NET ASSETS      49,473,741     101,363,890      97,183,899       2,572,698       6,310,389

                  NET ASSETS AT BEGINNING OF YEAR     134,090,546     180,709,610      93,955,617      15,236,992      22,679,369
                                                     ------------    ------------    ------------    ------------    ------------

                        NET ASSETS AT END OF YEAR    $183,564,287    $282,073,500    $191,139,516    $ 17,809,690    $ 28,989,758
                                                     ============    ============    ============    ============    ============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED DECEMBER 31, 1997


                                                      Series FA       Series FG        Series FI      Series FO       Series FM
                                                     ------------    ------------    ------------    ------------    ------------
Operations

    Net investment income                            $  9,969,347    $  2,575,955    $    634,702    $    794,340    $    883,272

    Realized investment gains                           1,354,839       6,816,420       2,142,914         183,119

    Change in unrealized appreciation on
        investments during the year                     8,000,602      19,046,439      12,199,875         153,795
                                                     ------------    ------------    ------------    ------------    ------------

          Increase in net assets resulting from
             operations                                19,324,788      28,438,814      14,977,491       1,131,254         883,272

 Increase in net assets resulting from capital
     unit transactions                                 23,348,022      39,688,474      47,598,152       3,587,791       4,463,628
                                                     ------------    ------------    ------------    ------------    ------------

                     TOTAL INCREASE IN NET ASSETS      42,672,810      68,127,288      62,575,643       4,719,045       5,346,900

                  NET ASSETS AT BEGINNING OF YEAR      91,417,736     112,582,322      31,379,974      10,517,947      17,332,469
                                                     ------------    ------------    ------------    ------------    ------------

                        NET ASSETS AT END OF YEAR    $134,090,546    $180,709,610    $ 93,955,617    $ 15,236,992    $ 22,679,369
                                                     ============    ============    ============    ============    ============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

DECEMBER 31, 1998

                                                                                      Carrying
                                                                                        Value        Unrealized          Cost
  Series                   Name of Issue                               Shares          (Note A)      Appreciation      (Note B)
 --------  ------------------------------------------------------    ------------    ------------    ------------    ------------
   FA      Fidelity Investments - VIP Asset Manager Portfolio --
                    capital shares                                     10,119,630    $183,772,485    $ 21,013,939    $162,758,546

   FG      Fidelity Investments - VIP Growth Portfolio -- capital
                    shares                                              6,292,589    $282,348,490    $ 78,284,241    $204,064,249

   FI      Fidelity Investments - VIP Index 500 Portfolio --
                    capital shares                                      1,354,520    $191,325,881    $ 45,408,981    $145,916,900

   FO      Fidelity Investments - VIP Overseas Portfolio --
                    capital shares                                        889,127    $ 17,826,989    $  1,710,859    $ 16,116,130

   FM      Fidelity Investments - VIP Money Market Portfolio --
                    capital shares                                     29,025,420    $ 29,025,420                    $ 29,025,420


Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B    Cost is determined by using the first-in, first-out cost method.

The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS                                Series SU       Series SV       Series AS       Series SI       Series FC       Series FE
                                     ------------    ------------    ------------    ------------    ------------    ------------
Investments

     Security First Trust U.S.
        Government Income Series
        (6,505,978 shares at net
        asset value of $5.25 per
        share; cost $34,149,621)     $ 34,158,509

     Security First Trust Equity
        Series (7,194,788 shares
        at net asset value of
        $7.89 per  share; cost
        $49,760,028)                                 $ 56,749,430

     Alger American Small
        Capitalization Portfolio
        (1,283,189 shares at net
        asset value of $43.97 per
        share; cost $51,365,937)                                     $ 56,421,683

     Scudder International
        Portfolio (648,919 shares
        at net asset value of
        $14.56 per share; cost
        $8,965,425)                                                                  $  9,448,260

     Fidelity Investments - VIP
        Contrafund Portfolio
        (5,690,506 shares at net
        asset value of $24.44 per
        share; cost $103,402,077)                                                                    $139,075,960

     Fidelity Investments - VIP
        Equity-Income Portfolio
        (1,170,008 shares at net
        asset value of $25.42 per
        share; cost $26,278,976)                                                                                     $ 29,741,593

Receivable from Security First
     Life Insurance Company for
     purchases                              2,943           8,888          51,729          14,090         171,247           3,550
Receivable from Mutual Funds                                                                                3,888
Other assets                                  122           8,109          12,411                          63,032           2,723
                                     ------------    ------------    ------------    ------------    ------------    ------------

                  TOTAL ASSETS         34,161,574      56,766,427      56,485,823       9,462,350     139,314,127      29,747,866

SECURITY FIRST LIFE SEPARATE ACCOUNT A

DECEMBER 31, 1998

LIABILITIES                            Series SU       Series SV       Series AS       Series SI       Series FC       Series FE
                                      ------------    ------------    ------------    ------------    ------------    ------------
  Payable to Security First Life
      Insurance Company for
      mortality and expense risk      $     36,724    $     57,865    $     59,975    $     10,596    $    148,811    $     34,105

  Payable to Security First Life
      Insurance Company for
      redemptions                              685           4,341          17,513           2,836          26,477           2,256

  Payable to Mutual Funds                    4,124          16,996          33,100          11,500         179,881           4,953

  Other liabilities                                          4,234           7,205             187
                                      ------------    ------------    ------------    ------------    ------------    ------------

                 TOTAL LIABILITIES          41,533          83,436         117,793          25,119         355,169          41,314

NET ASSETS

  Cost to Investors
     Series SU Accumulation Units       34,111,153
     Series SV Accumulation Units                       49,693,589
     Series AS Accumulation Units                                       51,312,284
     Series SI Accumulation Units                                                        8,954,396
     Series FC Accumulation Units                                                                      103,285,075
     Series FE Accumulation Units                                                                                       26,243,935

  Accumulated undistributed income
     Net unrealized appreciation             8,888       6,989,402       5,055,746         482,835      35,673,883       3,462,617
                                      ------------    ------------    ------------    ------------    ------------    ------------

          NET ASSETS APPLICABLE TO
      OUTSTANDING UNITS OF CAPITAL    $ 34,120,041    $ 56,682,991    $ 56,368,030    $  9,437,231    $138,958,958    $ 29,706,552
                                      ============    ============    ============    ============    ============    ============



The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 1998

                                            Series SU      Series SV      Series AS     Series SI      Series FC     Series FE
                                           ------------   ------------   ------------  ------------   ------------  ------------
INVESTMENT INCOME

  Dividends                                $  2,444,286   $  9,117,291   $  6,140,966  $    913,895   $  4,586,516  $  1,164,772

  Other investment income (expense)              (3,709)        (2,458)        37,798        (2,336)       123,830        15,662
                                           ------------   ------------   ------------  ------------   ------------  ------------

                                              2,440,577      9,114,833      6,178,764       911,559      4,710,346     1,180,434

EXPENSES

  Charges for mortality and expense risk        434,116        665,007        636,807       109,888      1,380,593       336,349
                                           ------------   ------------   ------------  ------------   ------------  ------------

             NET INVESTMENT INCOME            2,006,461      8,449,826      5,541,957       801,671      3,329,753       844,085

INVESTMENT GAINS (LOSSES)

  Realized investment gains                     470,994      2,605,216        102,996        64,102        366,723       138,866

  Change in unrealized appreciation
    (depreciation) on investments during
    the year                                   (431,106)      (368,196)     1,125,962       276,761     23,673,455     1,165,945
                                           ------------   ------------   ------------  ------------   ------------  ------------

             NET INVESTMENT GAINS                39,888      2,237,020      1,228,958       340,863     24,040,178     1,304,811
                                           ------------   ------------   ------------  ------------   ------------  ------------

    INCREASE IN NET ASSETS RESULTING FROM
                     OPERATIONS            $  2,046,349   $ 10,686,846   $  6,770,915  $  1,142,534   $ 27,369,931  $  2,148,896
                                           ============   ============   ============  ============   ============  ============

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31, 1998

                                           Series SU      Series SV      Series AS     Series SI     Series FC     Series FE
                                          ------------   ------------   ------------  ------------  ------------  ------------
Operations

  Net investment income                   $  2,006,461   $  8,449,826   $  5,541,957  $    801,671  $  3,329,753  $    844,085

  Realized investment gains                    470,994      2,605,216        102,996        64,102       366,723       138,866

    Change in unrealized appreciation
      (depreciation) on
     investments during the year              (431,106)      (368,196)     1,125,962       276,761    23,673,455     1,165,945
                                          ------------   ------------   ------------  ------------  ------------  ------------

       Increase in net assets
          resulting from operations          2,046,349     10,686,846      6,770,915     1,142,534    27,369,931     2,148,896

Increase (decrease) in net
     assets resulting from capital
     unit transactions                      (2,489,172)    (7,205,804)     8,370,663     1,953,836    36,638,201    10,085,157
                                          ------------   ------------   ------------  ------------  ------------  ------------

   TOTAL INCREASE (DECREASE)
     IN NET ASSETS                            (442,823)     3,481,042     15,141,578     3,096,370    64,008,132    12,234,053

       NET ASSETS AT BEGINNING OF YEAR      34,562,864     53,201,949     41,226,452     6,340,861    74,950,826    17,472,499
                                          ------------   ------------   ------------  ------------  ------------  ------------

               NET ASSETS AT END OF YEAR  $ 34,120,041   $ 56,682,991   $ 56,368,030  $  9,437,231  $138,958,958  $ 29,706,552
                                          ============   ============   ============  ============  ============  ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended December 31, 1997

                                                 Series SU     Series SV     Series AS      Series SI     Series FC     Series FE
                                                ------------  ------------  ------------   ------------  ------------  ------------
Operations

    Net investment income                       $  1,169,968  $  4,098,447  $    702,124   $     10,050  $    448,558  $    542,116

    Realized investment gains (losses)                68,543       866,363    (1,107,270)        73,324     1,353,917        80,187

    Change in unrealized appreciation on
        investments during the year                  346,517     4,977,323     3,933,637         74,470     8,445,340     1,848,038
                                                ------------  ------------  ------------   ------------  ------------  ------------

          Increase in net assets
          resulting from operations                1,585,028     9,942,133     3,528,491        157,844    10,247,815     2,470,341

 Increase in net assets
     resulting from capital unit
      transactions                                14,141,455    14,984,359    17,346,956      4,143,499    34,652,276     9,173,378
                                                ------------  ------------  ------------   ------------  ------------  ------------

                 TOTAL INCREASE IN NET ASSETS     15,726,483    24,926,492    20,875,447      4,301,343    44,900,091    11,643,719

             NET ASSETS AT BEGINNING OF YEAR      18,836,381    28,275,457    20,351,005      2,039,518    30,050,735     5,828,780
                                                ------------  ------------  ------------   ------------  ------------  ------------

                     NET ASSETS AT END OF YEAR  $ 34,562,864  $ 53,201,949  $ 41,226,452   $  6,340,861  $ 74,950,826  $ 17,472,499
                                                ============  ============  ============   ============  ============  ============


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

December 31, 1998

                                                                    Carrying
                                                                      Value         Unrealized          Cost
  Series             Name of Issue                  Shares          (Note A)       Appreciation       (Note B)
  ------             -------------                  ------          --------       ------------       --------

      SU      Security First Trust U.S.
               Government Income Series --
                       capital shares              6,505,978      $  34,158,509     $     8,888     $   34,149,621

      SV      Security First Trust
               Equity Series -- capital
                       shares                      7,194,788      $  56,749,430     $ 6,989,402     $   49,760,028

      AS      Alger American Small
                Capitalization Portfolio --
                       capital shares              1,283,189      $  56,421,683     $ 5,055,746     $   51,365,937

      SI       Scudder International
                  Portfolio -- capital shares        648,919      $   9,448,260     $   482,835     $    8,965,425

      FC      Fidelity Investments - VIP
                    Contrafund Portfolio --
                       capital shares              5,690,506      $ 139,075,960     $35,673,883     $  103,402,077

      FE       Fidelity Investments - VIP
                Equity-Income Portfolio --
                       capital shares              1,170,008      $  29,741,593     $ 3,462,617     $   26,278,976

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B     Cost is determined by using the first-in, first-out cost method.


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 1998

                                                     Series NG(*)     Series NP(*)      Series JW(*)
                                                     ------------     ------------      ------------
ASSETS

Investments

  Neuberger Berman Genesis Trust
    (54,496 shares at net asset value of
    $20.34 per share; cost $1,183,080)               $1,108,451

  Neuberger Berman Partners Trust
    (79,123 shares at net asset value of
    $18.07 per share; cost $1,470,122)                                $1,429,758

  Janus Aspen Worldwide Growth Portfolio
    (57,337 shares at net asset value of
    $29.09 per share; cost $1,591,615)                                                   $1,667,938

Receivable from Security First Life Insurance
    Company for purchases                                27,040            5,886              6,744
Other assets                                                920              703                408

                                                      ---------        ---------          ---------
         TOTAL ASSETS                                 1,136,411        1,436,347          1,675,090



(*)Series NG and NP commenced operations on January 9, 1998; Series JW commenced operations on January 8, 1998.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

December 31, 1998

                                                    Series NG(*)   Series NP(*)   Series JW(*)
                                                    ------------   ------------   ------------
LIABILITIES

   Payable to Security First Life
          Insurance Company
        for mortality and
          expense risk                               $       790   $     1,053   $     1,188

    Payable to Mutual Funds                                                            6,744
                                                     -----------   -----------   -----------

              TOTAL LIABILITIES                              790         1,053         7,932

NET ASSETS

    Cost to Investors
      Series NG Accumulation Units                     1,210,250
      Series NP Accumulation Units                                   1,475,658
      Series JW Accumulation Units                                                 1,590,835

   Accumulated undistributed income
      Net unrealized appreciation (depreciation)         (74,629)      (40,364)       76,323
                                                     -----------   -----------   -----------

          NET ASSETS APPLICABLE TO
        OUTSTANDING UNITS OF CAPITAL                 $ 1,135,621   $ 1,435,294   $ 1,667,158
                                                     ===========   ===========   ===========


(*)Series NG and NP commenced operations on January 9, 1998; Series JW commenced operations January 8, 1998.

   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Period Ended December 31, 1998

                                                              Series NG(*)  Series NP(*)    Series JW(*)
                                                              ------------  ------------    ------------

INVESTMENT INCOME

   Dividends                                                   $  17,139     $  35,353       $  34,838

   Other investment income                                         4,673         8,060              56
                                                               ---------     ---------       ---------

                                                                  21,812        43,413          34,894

EXPENSES

   Charges for mortality and expense risk                          7,275         8,957           7,846
                                                               ---------     ---------       ---------

                              NET INVESTMENT INCOME               14,537        34,456          27,048

INVESTMENT GAINS (LOSSES)

   Realized investment gains (losses)                             (7,460)        9,874            (908)

   Change in unrealized appreciation (depreciation)
                            on investments during the period     (74,629)      (40,364)         76,323
                                                               ---------     ---------       ---------

                    NET INVESTMENT GAINS (LOSSES)                (82,089)      (30,490)         75,415

                     INCREASE (DECREASE) IN NET ASSETS
                                    RESULTING FROM OPERATIONS  $ (67,552)    $   3,966       $ 102,463
                                                               =========     =========       =========



(*)Series NG and NP commenced operations on January 9, 1998; Series JW commenced operations on January 8, 1998.


   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended December 31, 1998

                                                          Series NG(*)      Series NP(*)      Series JW(*)
                                                          ------------      ------------      ------------

Operations

    Net investment income                                 $    14,537       $    34,456       $    27,048

    Realized investment gains (losses)                         (7,460)            9,874              (908)

    Change in unrealized appreciation (depreciation)
     on investments during the year                           (74,629)          (40,364)           76,323
                                                          -----------       -----------       -----------

         Increase (decrease) in net assets resulting
              from operations                                 (67,552)            3,966           102,463

 Increase in net assets resulting from capital
     unit transactions                                      1,203,173         1,431,328         1,564,695
                                                          -----------       -----------       -----------

                    TOTAL INCREASE IN NET ASSETS            1,135,621         1,435,294         1,667,158

             NET ASSETS AT BEGINNING OF PERIOD                      0                 0                 0
                                                          -----------       -----------       -----------

                     NET ASSETS AT END OF PERIOD          $ 1,135,621       $ 1,435,294       $ 1,667,158
                                                          ===========       ===========       ===========



(*)Series NG and NP commenced operations on January 9, 1998; Series JW commenced operations on January 8, 1998.




   The accompanying notes are an integral part of these financial statements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

SCHEDULES OF INVESTMENTS

December 31, 1998

                                                                  Carrying      Unrealized
                                                                    Value       Appreciation       Cost
Series          Name of Issue                         Shares      (Note A)     (Depreciation)    (Note B)
------    ---------------------------------           ------      --------     --------------    --------

  NG      Neuberger & Berman
          Genesis Trust -- capital shares             54,496     $ 1,108,451    $  (74,629)    $ 1,183,080

  NP      Neuberger & Berman
          Partners Trust -- capital shares            79,123     $ 1,429,758    $  (40,364)    $ 1,470,122

  JW      Janus Aspen Worldwide
          Growth Portfolio -- capital shares          57,337     $ 1,667,938    $   76,323     $ 1,591,615

Note A The carrying value of the investments is the reported net asset value of the investment company's capital shares.

Note B     Cost is determined by using the first-in, first-out cost method.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1998


NOTE 1 -- BASIS OF PRESENTATION

Security First Life Separate Account A (the Separate Account) was established on May 29, 1980, as a separate account of Security First Life Insurance Company (Security Life), the sponsor company, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is designed to provide annuity benefits pursuant to certain variable annuity contracts (the Contracts) issued by Security Life.

In accordance with the terms of the Contracts, all payments allocated to the Separate Account by the contract owners must be allocated to purchase shares of any or all of four series of Security First Trust (the Trust), a Massachusetts business trust, and fifteen mutual funds (the investment companies). The series of the Trust are Bond Series, T. Rowe Price Growth and Income Series, Equity Series, and U.S. Government Income Series and the mutual funds are T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price International Stock Fund, Inc., Alger American Small Capitalization Portfolio, Scudder International Portfolio, Fidelity Investments: VIP Asset Manager Portfolio, VIP Growth Portfolio, VIP Index 500 Portfolio, VIP Overseas Portfolio, VIP Contrafund Portfolio, VIP Equity-Income Portfolio, VIP Money Market Portfolio; Neuberger & Berman Partners Trust, Neuberger & Berman Genesis Trust, and Janus Aspen Worldwide Growth Portfolio. The Trust and the investment companies are registered as diversified, open-end management investment companies under the Investment Company Act of 1940. The Separate Account is correspondingly divided into nineteen series of Accumulation Units, Series B, G, SV, SU, T, P, I, AS, SI, FA, FG, FI, FO, FC, FE, FM, NP, NG and JW, relating to investments in each of the investment companies, respectively.

All series of the Trust receive administrative services for a fee from Security First Investment Management Corporation (Security Management). Security First Financial, Inc. (Security Financial) is the principal underwriter for the Contracts. Security Life, Security Management, and Security Financial are wholly owned subsidiaries of Security First Group, Inc. (the Company) which became a wholly owned subsidiary of Metropolitan Life Insurance Company on October 31, 1997. Investment advice is provided to the Security First Trust T. Rowe Price Growth and Income Series by T. Rowe Price Associates, Inc., to the Security First Trust Bond Series by Neuberger & Berman, and to the Security First Trust Equity Series and to the Security First Trust U.S. Government Income Series by Blackrock, Inc.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 1 -- BASIS OF PRESENTATION (continued)

The Separate Account and each series therein are administered and accounted for as part of the business of Security Life. The investment income and capital gains and losses of each Separate Account series are identified with the assets held for that series in accordance with the terms of the Contracts, without regard to investment income and capital gains and losses arising out of any other business Security Life may conduct.

The Separate Account incurs no liability for remuneration to directors, advisory boards, officers or such other persons who may from time to time perform services for the Separate Account.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

VALUATION OF INVESTMENTS -- Investments are carried at fair value, which is determined by multiplying the investment companies' shares owned by the Separate Account by the reported net asset value per share of each respective investment company. Realized investment gains and losses are determined on the first-in, first-out cost basis.

EXPENSES AND CHARGES -- The Separate Account accrues charges incurred for the mortality and expense risk assumed by Security Life. The charges are calculated daily by multiplying the value of the assets of the Separate Account by the daily mortality and expense risk rate. Security Life has the option of calling for payment of such charges at any time. The following table illustrates the rates for the respective contracts:

                 Contract Type                       Annual Rate     Daily Rate
                 -------------                       -----------     ----------

      SF 135R2V; SF 224FL; SF 89; SF 234;
           SF 236FL; SF 1700 Contracts                    .89%        .0000244
      SF 228DC Contracts                                 1.25%        .0000342
      SF 135R2S Contracts                                1.15%        .0000315
      SF 230; SF 224R1; SF 226R1 Contracts               1.35%        .0000370
      SF 135R2C Contracts                                1.40%        .0000384

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (continued)

The following charges are deducted from a contract holder's account by Security Life as a capital transaction by reducing the separate account units held, and such charges are not an expense of the Separate Account. An administration charge (contract charge) is deducted from each contract and paid to Security Life at the end of each contract year prior to the annuity date, and when the entire contract value is withdrawn on any date other than a contract anniversary. In the event that a participant withdraws all or a portion of the participant's account, a contingent deferred sales charge (CDSC) may be applied to the amount of the contract value withdrawn to cover certain expenses relating to the sale of contracts. The following table illustrates contract charges and CDSC with respect to the various types of contracts:

                          Maximum Contract
 Contract Type             Charge Per Year                            CDSC
---------------          -------------------      ------------------------------------------------------------------------

SF 236FL                            -             Based on elapsed time since  premium  received.  Disappears  on or after
                                                  5th anniversary.

SF 224FL                      $40.00              Based on elapsed time since  premium  received.  Disappears  on or after
                                                  6th anniversary.

SF 1700                       $40.00              Based on elapsed time since  premium  received.  Disappears  on or after
                                                  6th anniversary.

SF 224R1, SF 230                   *              Based on elapsed time since premium received.
                                                  Disappears on or after 5th anniversary.

Group Form                    $49.00***           Seven percent of premium received.  Disappears
   226R1                                          after 5th anniversary.

SF 234                        $29.50              Five percent of premium received.  Disappears after 6th anniversary.

All other groups              $19.50              Five percent of premium received.  Disappears after 6th anniversary.

SF 135R2V                         **              None

SF 135R2S, SF 135R2C              **              Based on elapsed time since  premium  received.  Disappears  on or after
                                                  7th anniversay.

* $52.50 (currently being waived); annual administration fee of .10% calculated on average account value (currently included in mortality and risk expense).

** Annual administration fee of .15% calculated on average account value (currently included in mortality and risk expense).

*** Annual distribution fee of .10% calculated on average account value (currently included in mortality and risk expense).

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES (continued)

In addition, transaction charges of $10 are incurred for each surrender or annuitization. Upon conversion of either accumulation or annuity units from one series to another, a $10 conversion charge is incurred. The amount deducted for contract charges and CDSC was $1,507,924 for the year ended December 31, 1998, and $1,061,306 for the year ended December 31, 1997.

INCOME RECOGNITION AND REINVESTMENT -- Income is recognized as declared payable by the investment companies. All distributions received are reinvested in the investment companies.


NOTE 3 -- FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of Security Life, which is taxed as a "life insurance company" under the Internal Revenue Code, and as such, Security Life is liable for income taxes, if any, which become payable with respect to the Separate Account's operations.

Separate accounts are generally required to meet certain diversification requirements for their assets. However, separate accounts which solely provide benefits for "pension plan contracts" are exempt from the diversification requirements. Pension plan contracts include: (i) tax qualified plans; (ii) employee annuities; (iii) plans for employees of life insurance companies; (iv) tax sheltered annuities of exempt organizations; (v) individual retirement accounts or annuities, and (vi) deferred compensation plans of certain governmental or tax-exempt organizations. The Contracts issued by Security Life are offered in connection with both pension plan contracts and non-qualified contracts, therefore the Separate Account is subject to the diversification requirements. Management believes that the Separate Account has met the diversification requirements.

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 4 -- CAPITAL TRANSACTIONS

Additions and deductions to units of capital consisting of the effect of capital unit transactions were as follows:

   Year ended December 31, 1998
   (Period ended for Series NG,                    Additions to Capital                   Deductions from Capital
   NP and JW):                                    $                 Units                   $                  Units
                                           ---------------     ---------------       ---------------     ---------------

   SF 135R2C Contracts

   Series B Accumulation Units                 5,661,870             586,339              667,501                69,008
   Series G Accumulation Units                18,587,275           1,028,586            3,261,930               183,491
   Series FA Accumulation Units               12,640,621           1,475,140            2,744,662               322,529
   Series FG Accumulation Units                7,939,511             709,561            4,745,913               425,808
   Series FI Accumulation Units               16,587,093           1,328,050            2,528,382               202,282
   Series FO Accumulation Units                1,820,892             222,444              606,856                74,118
   Series FC Accumulation Units                8,834,454             870,830            2,112,211               208,731
   Series FE Accumulation Units               11,666,102           1,262,113            1,580,945               175,697
   Series FM Accumulation Units               74,497,555          12,516,888           72,551,400            12,196,311
   Series SU Accumulation Units                1,773,861             293,960            3,468,890               576,401
   Series SV Accumulation Units                  549,778              73,591            4,248,198               550,379
   Series AS Accumulation Units                2,938,629             385,967            2,594,226               340,284
   Series SI Accumulation Units                   34,054               4,354              399,306                50,363

   SF 226R1; SF 228DC Contracts

   Series B Accumulation Units                 3,767,408             388,255              852,396                87,554
   Series G Accumulation Units                37,098,561           2,020,606            5,212,041               290,088
   Series FA Accumulation Units               19,908,766           2,321,746            5,619,560               654,644
   Series FG Accumulation Units               24,131,767           2,143,757            6,894,858               618,046
   Series FI Accumulation Units               37,483,454           3,003,376            5,386,701               430,376
   Series FO Accumulation Units                  149,136              18,320               42,972                 4,974
   Series FC Accumulation Units               31,516,136           3,114,402            4,839,268               477,640
   Series FM Accumulation Units                7,774,626           1,302,972            4,799,882               804,893
   Series AS Accumulation Units               11,665,418           1,548,161            4,037,065               535,714
   Series SI Accumulation Units                2,855,424             358,196              752,264                96,335

   SF 135R2V; SF 224FL; SF 234;
   SF 236FL; SF 1700 Contracts

   Series B Accumulation Units                 2,580,211             123,343            1,305,423                62,689
   Series G Accumulation Units                20,527,385             368,212           18,526,043               331,199
   Series T Accumulation Units                17,373,764             343,212           13,326,717               264,645
   Series P Accumulation Units                   532,070              37,083              926,772                64,322
   Series I Accumulation Units                 4,430,482             469,729            5,094,801               542,972
   Series FA Accumulation Units                6,829,737             825,486            3,796,814               457,686
   Series FG Accumulation Units               12,369,795           1,151,843            6,914,156               643,533
   Series FI Accumulation Units               17,647,925           1,452,345            5,152,510               424,392
   Series FC Accumulation Units                  987,646             177,994              147,089                26,818

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 4 -- CAPITAL TRANSACTIONS (continued)

                                                       Additions to Capital                   Deductions from Capital
                                                       $                  Units                 $                   Units
                                                  -------------       -------------        ------------          ------------
   Series FM Accumulation Units                     3,382,358             557,315            3,514,480               579,854
   Series NP Accumulation Units                     1,751,780             334,968              320,452                62,140
   Series NG Accumulation Units                     1,404,420             290,387              201,247                44,072
   Series JW Accumulation Units                     1,797,327             303,304              232,632                42,260

   SF 135R2S Contracts

   Series FG Accumulation Units                       514,546              47,572            2,685,226               243,801
   Series FO Accumulation Units                       495,222              71,896              996,040               143,417
   Series FM Accumulation Units                       956,436             157,359            1,093,591               180,631
   Series SU Accumulation Units                     1,434,144             237,762            2,278,227               375,735
   Series SV Accumulation Units                       615,172              64,592            4,122,556               423,862

   SF 224R1; SF 230 Contracts

   Series B Accumulation Units                        623,686              66,864              311,049                33,553
   Series G Accumulation Units                      7,318,820             385,701            5,000,083               264,139
   Series FA Accumulation Units                     6,100,724             720,058            4,241,726               502,287
   Series FG Accumulation Units                     7,123,036             637,735            3,432,683               304,495
   Series FI Accumulation Units                     6,682,275             535,470            1,937,943               157,096
   Series FC Accumulation Units                     2,551,049             249,677              152,516                14,979
   Series FM Accumulation Units                     1,478,642             246,343              811,805               135,293
   Series SU Accumulation Units                        61,666              10,101               11,726                 1,958
   Series AS Accumulation Units                       446,604              58,580               48,697                 5,955
   Series SI Accumulation Units                       230,451              28,841               14,523                 1,678


   Year ended December 31, 1997:

   SF 135R2C Contracts

   Series B Accumulation Units                      3,489,097             391,482              208,955                23,190
   Series G Accumulation Units                     27,974,005           1,827,071            1,007,953                61,587
   Series FA Accumulation Units                    22,037,238           3,083,772            1,118,816               145,718
   Series FG Accumulation Units                    29,266,279           3,456,848            2,096,800               221,099
   Series FI Accumulation Units                    21,704,130           2,243,395              880,069                84,619
   Series FO Accumulation Units                     5,206,390             713,113              321,230                41,040
   Series FC Accumulation Units                    16,309,026           2,064,971              617,179                70,030
   Series FE Accumulation Units                     9,709,051           1,220,079              535,673                66,368
   Series FM Accumulation Units                    91,417,945          15,908,209           80,431,227            13,960,948
   Series SU Accumulation Units                    16,459,936           2,907,217            1,379,636               241,387
   Series SV Accumulation Units                    14,910,993           2,340,582            1,268,768               189,923
   Series AS Accumulation Units                    14,561,015           2,303,839            1,072,603               152,394
   Series SI Accumulation Units                     1,406,153             199,513               59,297                 8,138

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 4 -- CAPITAL TRANSACTIONS (continued)

                                                       Additions to Capital                   Deductions from Capital
                                                       $                  Units                 $                   Units
                                                  -------------       -------------        ------------          ------------
   SF 226R1; SF 228DC Contracts

   Series B Accumulation Units                      1,454,857             161,968            2,222,593               255,587
   Series G Accumulation Units                     31,042,330           2,023,469           18,299,082             1,273,695
   Series FA Accumulation Units                    16,861,300           2,260,447           20,550,274             2,914,536
   Series FG Accumulation Units                    24,047,220           2,718,139           23,181,360             2,836,909
   Series FI Accumulation Units                    25,839,798           2,590,459           11,992,236             1,323,107
   Series FO Accumulation Units                       676,805              96,009            3,024,539               431,009
   Series FC Accumulation Units                    30,792,175           3,684,098           11,831,746             1,551,824
   Series FM Accumulation Units                    34,039,726           6,010,978           41,104,341             7,257,641
   Series SU Accumulation Units                     4,245,733             762,198            6,638,272             1,191,234
   Series AS Accumulation Units                    15,651,587           2,307,183           11,793,043             1,911,752
   Series SI Accumulation Units                     3,720,604             524,236              923,961               133,817

   SF 135R2V; SF 224FL;
   SF 234; SF 236FL; SF 1700 Contracts

   Series B Accumulation Units                      1,251,814              66,317            1,258,763                66,260
   Series G Accumulation Units                     22,168,547             464,927           10,162,988               208,324
   Series T Accumulation Units                     13,912,418             337,577            8,035,151               194,789
   Series P Accumulation Units                      1,356,696              98,277            2,819,922               202,716
   Series I Accumulation Units                      5,494,020             613,377            3,184,987               356,665
   Series FA Accumulation Units                     5,261,860             725,367            2,416,199               336,103
   Series FG Accumulation Units                    10,795,331           1,233,017            5,486,217               645,857
   Series FI Accumulation Units                     9,999,482           1,019,149            1,804,657               183,675
   Series FM Accumulation Units                     3,155,789             540,467            1,884,995               325,446

   SF 135R2S Contracts

   Series FG Accumulation Units                     3,427,275             399,201            1,490,263              165,593
   Series FO Accumulation Units                     1,726,903             274,657              676,538              105,526
   Series FM Accumulation Units                     7,288,893           1,266,880            7,902,058            1,372,807
   Series SU Accumulation Units                     2,886,460             512,287            1,432,766              253,595
   Series SV Accumulation Units                     4,591,111             589,309            3,248,977              402,282

   SF 224R1; SF 230 Contracts

   Series B Accumulation Units                        509,920               59,735             734,667                85,140
   Series G Accumulation Units                      8,895,697              547,437           4,050,072               249,469
   Series FA Accumulation Units                     6,970,487              948,458           3,697,574               504,142
   Series FG Accumulation Units                     7,792,635              871,059           3,385,626               379,160
   Series FI Accumulation Units                     5,441,074              544,189             709,370                68,289
   Series FM Accumulation Units                       455,713               79,801             571,817                71,385

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 5 -- UNITS OF CAPITAL

The following are the units outstanding and corresponding unit values as of December 31, 1998:

                                                            Units
          Description                                     Outstanding        Unit Value
          -----------                                     -----------        ----------

   SF 135R2C Contracts

   Series B Accumulation Units                               885,623         $ 9.91
   Series G Accumulation Units                             2,610,579          18.77
   Series FA Accumulation Units                            4,090,665           9.21
   Series FG Accumulation Units                            3,519,502          13.54
   Series FI Accumulation Units                            3,284,544          14.16
   Series FO Accumulation Units                              820,399           8.40
   Series FC Accumulation Units                            2,657,040          11.84
   Series FE Accumulation Units                            3,081,496           9.64
   Series FM Accumulation Units                            2,267,838           6.08
   Series SU Accumulation Units                            2,383,389           6.22
   Series SV Accumulation Units                            1,956,057           8.67
   Series AS Accumulation Units                            2,197,128           8.43
   Series SI Accumulation Units                              145,366           8.32

   SF 226R1; SF228DC Contracts

   Series B Accumulation Units                               516,448           9.92
   Series G Accumulation Units                             4,623,935          18.79
   Series FA Accumulation Units                            8,505,603           9.21
   Series FG Accumulation Units                            8,140,376          13.55
   Series FI Accumulation Units                            6,150,094          14.17
   Series FO Accumulation Units                               48,352           8.41
   Series FC Accumulation Units                            8,532,096          11.85
   Series FM Accumulation Units                            1,150,279           6.08
   Series AS Accumulation Units                            4,365,889           8.44
   Series SI Accumulation Units                              914,883           8.33

   SF 135R2V; SF 224FL; SF 234;
   SF 236FL; SF 1700 Contracts

   Series B Accumulation Units                               330,437          21.42
   Series G Accumulation Units                             2,089,549          58.61
   Series T Accumulation Units                             1,803,252          58.18
   Series P Accumulation Units                                55,001          14.64
   Series I Accumulation Units                             1,752,665          10.04
   Series FA Accumulation Units                            2,697,371           8.97
   Series FG Accumulation Units                            3,646,839          13.16
   Series FI Accumulation Units                            2,698,332          13.92
   Series FC Accumulation Units                              151,176           6.44
   Series FM Accumulation Units                              863,998           6.19
   Series NP Accumulation Units                              272,828           5.26
   Series NG Accumulation Units                              246,315           4.61
   Series JW Accumulation Units                              261,044           6.39

SECURITY FIRST LIFE SEPARATE ACCOUNT A

NOTE 5 -- UNITS OF CAPITAL (continued)

                                                          Units
         Description                                   Outstanding            Unit Value
         -----------                                   -----------            ----------

   SF 135R2S Contracts

   Series FG Accumulation Units                          2,089,891             $13.36
   Series FO Accumulation Units                          1,457,239               7.21
   Series FM Accumulation Units                            226,877               6.16
   Series SU Accumulation Units                          3,090,590               6.22
   Series SV Accumulation Units                          3,635,365              10.93

   SF 224R1; SF 230 Contracts

   Series B Accumulation Units                             236,557               9.54
   Series G Accumulation Units                           2,599,757              19.78
   Series FA Accumulation Units                          4,752,720               9.11
   Series FG Accumulation Units                          3,568,314              13.50
   Series FI Accumulation Units                          1,402,594              14.22
   Series FC Accumulation Units                            457,776              11.85
   Series FM Accumulation Units                            240,836               6.10
   Series SU Accumulation Units                             12,973               6.23
   Series AS Accumulation Units                            116,999               8.44
   Series SI Accumulation Units                             72,670               8.33


NOTE 6 -- IMPACT OF YEAR 2000 (unaudited)

The Company has conducted a comprehensive review of its computer systems to identify the systems that could be affected by the Year 2000 issue and has developed and implemented a plan to resolve the issue. The Company currently believes that, with modifications to existing software and converting to new software and hardware, the Year 2000 issue will not pose significant operational problems for the Company's computer systems. However, if such modifications and conversions are not completed on a timely basis, the Year 2000 issue may have a material impact on the operations of the Company. Furthermore, even if the Company completes such modifications and conversions on a timely basis, there can be no assurance that the failure by vendors or other third parties to solve the Year 2000 issue will not have a material impact on the operations of the Company.

                                     PART C
                                OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

        (a) Financial Statements contained herein

               (1) Security First Life Separate Account A

                      Part A - Condensed Financial Information
                      Part B - Statement of Assets and Liabilities, Statement of
                               Operations, Statement of Changes in Net Assets, Statement of Investments

               (2) Security First Life Insurance Company

                      Part B - Depositor's financial statements with notes


        (b) Exhibits


                      (10) Consents of Independent Auditors
                      (13) Organizational Chart

           ORGANIZATIONAL STRUCTURE OF METROPOLITAN AND SUBSIDIARIES
                            AS OF DECEMBER 31, 1998

The following is a list of subsidiaries of Metropolitan Life Insurance Company ("Metropolitan") as of December 31, 1998. Those entities which are listed at the left margin (labelled with capital letters) are direct subsidiaries of Metropolitan. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of such indented entity and, therefore, an indirect subsidiary of Metropolitan. Certain inactive subsidiaries have been omitted from the Metropolitan Organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.   Metropolitan Tower Corp. (Delaware)

     1.   Metropolitan Property and Casualty Insurance Company (Rhode Island)

          a. Metropolitan Group Property and Casualty Insurance Company (Rhode Island)

               i.   Metropolitan Reinsurance Company (U.K.) Limited (Great
                    Britain)

          b.   Metropolitan Casualty Insurance Company (Rhode Island)
          c.   Metropolitan General Insurance Company (Rhode Island)
          d.   Metropolitan Direct Property and Casualty Insurance Company
               (Georgia)
          e.   Metropolitan P&C Insurance Services, Inc. (California)
          f.   Metropolitan Lloyds, Inc. (Texas)
          g.   Met P&C Managing General Agency, Inc. (Texas)

     2.   Metropolitan Insurance and Annuity Company (Delaware)

          a.   MetLife Europe I, Inc. (Delaware)
          b.   MetLife Europe II, Inc. (Delaware)
          c.   MetLife Europe III, Inc. (Delaware)
          d.   MetLife Europe IV, Inc. (Delaware)
          e.   MetLife Europe V, Inc. (Delaware)

     3.   MetLife General Insurance Agency, Inc. (Delaware)

          a.   MetLife General Insurance Agency of Alabama, Inc. (Alabama)
          b.   MetLife General Insurance Agency of Kentucky, Inc. (Kentucky)
          c.   MetLife General Insurance Agency of Mississippi, Inc.
               (Mississippi)
          d.   MetLife General Insurance Agency of Texas, Inc. (Texas)
          e. MetLife General Insurance Agency of North Carolina, Inc. (North Carolina)
          f. MetLife General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     4.   Metropolitan Asset Management Corporation (Delaware)

                    (a.) MetLife Capital, Limited Partnership (Delaware).
                         Partnership interests in MetLife Capital, Limited Partnership are held by Metropolitan (90%) and Metropolitan Asset Management Corporation (10%).

                         (i.) MetLife Capital Credit L.P. (Delaware).
                              Partnership interests in MetLife Capital Credit L.P. are held by Metropolitan (90%) and Metropolitan Asset Management Corporation (10%).

                                 (1) MetLife Capital CFLI Holdings, LLC (DE)

                                       (a.) MetLife Capital CFLI Leasing, LLC
                                           (DE)

           b.  MetLife Financial Acceptance Corporation (Delaware).
               MetLife Capital Holdings, Inc. holds 100% of the voting preferred stock of MetLife Financial Acceptance Corporation. Metropolitan Property and Casualty Insurance Company holds 100% of the common stock of MetLife Financial Acceptance Corporation.

           c. MetLife Investments Limited (United Kingdom). 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

           d. MetLife Investments Asia Limited (Hong Kong). One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

     5.   SSRM Holdings, Inc. (Delaware)

           a.   GFM Investments Limited (Delaware)

           b. State Street Research & Management Company (Delaware). Is a sub-investment manager for the Growth, Income, Diversified and Aggressive Growth Portfolios of Metropolitan Series Fund, Inc.

               i.   State Street Research Investment Services, Inc.
                    (Massachusetts)

           c.   SSR Realty Advisors, Inc. (Delaware)

               i.   Metric Management Inc. (Delaware)
               ii.  Metric Property Management, Inc. (Delaware)

                    (1) Metric Realty (Delaware). SSR Realty Advisors, Inc. and Metric Property Management, Inc. each hold 50% of the common stock of Metric Realty.

                         (a) Metric Institutional Apartment Fund II, L.P. (California). Metric Realty holds a 1% interest as general partner and Metropolitan holds an approximately 14.6% limited partnership interest in Metric Institutional Apartment Fund II, L.P.

                    (2) Metric Colorado, Inc. (Colorado). Metric Property Management, Inc. holds 80% of the common stock of Metric Colorado, Inc.

               iii. Metric Capital Corporation (California)
               iv.  Metric Assignor, Inc. (California)
               v.   SSR AV, Inc. (Delaware)

     6.   MetLife Holdings, Inc. (Delaware)

          a.   MetLife Funding, Inc. (Delaware)
          b.   MetLife Credit Corp. (Delaware)

     7.   Metropolitan Tower Realty Company, Inc. (Delaware)

     8.   Met Life Real Estate Advisors, Inc. (California)

     9.   Security First Group, Inc. (DE)

          a.   Security First Life Insurance Company (DE)
          b.   Security First Insurance Agency, Inc. (MA)
          c.   Security First Insurance Agency, Inc. (NV)
          d.   Security First Group of Ohio, Inc. (OH)
          e.   Security First Financial, Inc. (DE)
          f.   Security First Investment Management Corporation (DE)
          g.   Security First Management Corporation (DE)
          h.   Security First Real Estate, Inc. (DE)
          i.   Security First Financial Agency, Inc. (TX)

     10.  Natiloportem Holdings, Inc. (Delaware)

B.   Metropolitan Tower Life Insurance Company (Delaware)

C.   MetLife Security Insurance Company of Louisiana (Louisiana)

D.   MetLife Texas Holdings, Inc. (Delaware)

     1.   Texas Life Insurance Company (Texas)

          a.   Texas Life Agency Services, Inc. (Texas)

          b.   Texas Life Agency Services of Kansas, Inc. (Kansas)

E.   MetLife Securities, Inc. (Delaware)

F.   23rd Street Investments, Inc. (Delaware)

G.   Services La Metropolitaine Quebec, Inc. (Quebec, Canada)

H. Santander Met, S.A. (Spain). Shares of Santander Met, S.A. are held by Metropolitan (50%) and by an entity (50%) unaffiliated with Metropolitan.

     1.   Seguros Genesis, S.A. (Spain)
     2. Genesis Seguros Generales, Sociedad Anomina de Seguros y Reaseguros (Spain)

I.   MetLife Saengmyoung Insurance Company Ltd. (Korea).

J.   Metropolitan Life Seguros de Vida S.A. (Argentina)

K.   Metropolitan Life Seguros de Retiro S.A. (Argentina).

L.   Met Life Holdings Luxembourg (Luxembourg)

M.   Metropolitan Life Holdings, Netherlands BV (Netherlands)

N.   MetLife International Holdings, Inc. (Delaware)

O.   Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)

P.   Metropolitan Marine Way Investments Limited (Canada)

Q. P.T. MetLife Sejahtera (Indonesia) Shares of P.T. MetLife Sejahtera are held by Metropolitan (80%) and by an entity (20%) unaffiliated with Metropolitan.

R. Seguros Genesis S.A. (Mexico) Metropolitan holds 85.49%, Metropolitan Tower Corp. holds 7.31% and Metropolitan Asset Management Corporation holds 7.20% of the common stock of Seguros Genesis S.A.

S. Metropolitan Life Seguros de Vida S.A. (Uruguay). One share of Metropolitan Life Seguros de Vida S.A. is held by Alejandro Miller Artola, a nominee of Metropolitan Life Insurance Company.

T.   Metropolitan Life Seguros E Previdencia Privada S.A. (Brazil)

U.   Hyatt Legal Plans, Inc. (Delaware)

     1. Hyatt Legal Plans of Florida, Inc. (Fl)

V. One Madison Merchandising L.L.C. (Connecticut) Ownership of membership interests in One Madison Merchandising L.L.C. is as follows: Metropolitan owns 99% and Metropolitan Tower Corp. owns 1%.

W.   Metropolitan Realty Management, Inc. (Delaware)

     1.   Edison Supply and Distribution, Inc. (Delaware)
     2.   Cross & Brown Company (New York)

          a.   CBNJ, Inc. (New Jersey)

X.   MetPark Funding, Inc. (Delaware)

Y.   2154 Trading Corporation (New York)

Z.   Transmountain Land & Livestock Company (Montana)

AA.  Farmers National Company (Nebraska)

     1.   Farmers National Commodities, Inc. (Nebraska)

     2. Farmers National Marketing Group, LLC (Iowa) Ownership of membership interests in Farmers National Marketing Group, LLC is as follows:
          Farmers National Company (50%) and an entity unaffiliated with Metropolitan (50%).

A.B.  MetLife Trust Company, National Association. (United States)
A.C.  Benefit Services Corporation (Georgia)
A.D.  G.A. Holding Corporation (MA)
A.E.  TNE-Y, Inc. (DE)
A.F.  CRH., Inc. (MA)
A.G.  NELRECO Troy, Inc. (MA)
A.H.  TNE Funding Corporation (DE)
A.I.  L/C Development Corporation (CA)
A.J.  Boylston Capital Advisors, Inc. (MA)
      1. New England Portfolio Advisors, Inc. (MA)
A.K. CRB Co., Inc. (MA) AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB Co., Inc.
A.L.  New England Life Mortgage Funding Corporation (MA)
A.M. Mercadian Capital L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian Capital L.P.
A.N. Mercadian Funding L.P. (DE). Metropolitan holds a 95% limited partner interest and an unaffiliated third party holds 5% of Mercadian
      Funding L.P.
A.O.  Tower Resources Group, Inc. (DE)

A.P.  MetLife New England Holdings, Inc. (DE)
      1. Fulcrum Financial Advisors, Inc. (MA)
      2. New England Life Insurance Company (MA)
         a. New England Life Holdings, Inc. (DE)
            i.   New England Securities Corporation (MA)
                 (1) Hereford Insurance Agency, Inc. (MA)
                 (2) Hereford Insurance Agency of Alabama, Inc. (AL)
                 (3) Hereford Insurance Agency of Minnesota, Inc. (MN)
                 (4) Hereford Insurance Agency of Ohio, Inc. (OH)
                 (5) Hereford Insurance Agency of New Mexico, Inc. (NM)
            ii.  TNE Advisers, Inc. (MA)
            iii. TNE Information Services, Inc. (MA)
                 (1) First Connect Insurance Network, Inc. (DE)
                 (2) Interative Financial Solutions, Inc. (MA)
            iv.  N.L. Holding  Corp. (Del)(NY)
                 (1) Nathan & Lewis Securities, Inc. (NY)
                 (2) Nathan & Lewis Associates, Inc. (NY)
                       (a) Nathan and Lewis Insurance Agency of Massachusetts,
                             Inc. (MA)
                       (b) Nathan and Lewis Associates of Texas, Inc. (TX)
                 (3) Nathan & Lewis Associates--Arizona, Inc. (AZ)
                 (4) Nathan & Lewis of Nevada, Inc. (NV)
                 (5) Nathan and Lewis Associates Ohio, Incorporated (OH)
         b. Exeter Reassurance Company, Ltd. (MA)
         c. Omega Reinsurance Corporation (AZ)
         d. New England Pension and Annuity Company (DE)
         e. Newbury Insurance Company, Limited (Bermuda)
      3. Nvest Corporation (MA)
         a. Nvest, L.P. (DE) Nvest Corporation holds a 1.69% general partnership interest and MetLife New England Holdings, Inc. 3.19% general partnership interest in Nvest, L.P.
         b. Nvest Companies, L.P. (DE) Nvest Corporation holds a 0.0002% general partnerhship interest in Nvest Companies, L.P. Nvest, L.P. holds a 14.64% general partnership interest in Nvest Companies, L.P. Metropolitan holds a 46.23% limited partnership interest in Nvest Companies, L.P.
               i. Nvest Holdings, Inc. (DE)
           (1)     Back Bay Advisors, Inc. (MA)
               (a) Back Bay Advisors, L.P. (DE)
                   Back Bay Advisors, Inc.
                   holds a 1% general partner
                   interest and NEIC
                   Holdings, Inc. holds a 99%
                   limited partner interest
                   in Back Bay Advisors, L.P.
           (2)     R & T Asset Management, Inc. (MA)
               (a) Reich & Tang Distributors, Inc. (DE)
               (b) R & T Asset Management L.P.
                   R & T Asset Management, Inc.
                   holds a 0.5% general partner interest and
                   NEIC Holdings, Inc. hold a 99.5% limited
                   partner interest in       &
                   Asset Management, L.P.
               (c) Reich & Tang Services, Inc. (DE)

           (3)     Loomis, Sayles & Company, Inc. (MA)
               (a) Loomis Sayles & Company, L.P. (DE)
                   Loomis Sayles & Company, Inc.
                   holds a 1% general partner interest and
                   R & T Asset Management, Inc. holds a 99% limited partner interest in Loomis Sayles &
                   Company, L.P.
           (4)     Westpeak Investment Advisors, Inc. (MA)
               (a) Westpeak Investment Advisors, L.P. (DE)
                   Westpeak Investment Advisors, Inc.
                   holds a 1% general partner interest and
                   Reich & Tang holds a 99% limited
                   partner interest in Westpeak Investment
                   Advisors, L.P.
                               (i) Westpeak Investment Advisors Australia
                                   Limited Pty.
           (5)     Vaughan, Nelson Scarborough & McCullough (DE)
               (a) Vaughan, Nelson Scarborough & McCullough, L.P. (DE)
                   VNSM, Inc. holds a 1% general partner interest and Reich & Tang Asset Management, Inc. holds a 99% limited partner interest in Vaughan, Nelson
                   Scarborough & McCullough, L.P.

                               (i)  VNSM Trust Company

           (6)     MC Management, Inc. (MA)
               (a) MC Management, L.P. (DE)
                   MC Management, Inc. holds a 1% general partner interest and R & T Asset Management, Inc.
                   holds a 99% limited partner interest in MC
                   Management, L.P.
           (7)     Harris Associates, Inc. (DE)
               (a) Harris Associates Securities L.P. (DE)
                   Harris Associates, Inc. holds a 1% general partner interest and Harris Associates L.P. holds a 99% limited partner interest in Harris Associates
                   Securities, L.P.
               (b) Harris Associates L.P. (DE)
                   Harris Associates, Inc. holds a 0.33% general partner interest and NEIC Operating Partnership, L.P. holds a 99.67% limited partner interest in Harris Associates L.P.
                              (i)  Harris Partners, Inc. (DE)
                              (ii) Harris Partners L.L.C. (DE)
                                   Harris Partners, Inc. holds a 1%
                                   membership interest and
                                   Harris Associates L.P. holds a 99%
                                   membership interest in Harris Partners L.L.C.
                                  (1) Aurora Limited Partnership (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (2) Perseus Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest

                                  (3) Pleiades Partners L.P. (DE) Harris
                                      Partners L.L.C. holds a 1% general partner interest

                                  (4) Stellar Partners L.P. (DE)
                                      Harris Partners L.L.C. holds a 1% general partner interest

                                  (5) SPA Partners L.P. (DE) Harris Partners
                                      L.L.C. holds a 1% general partner interest
           (8)     Graystone Partners, Inc. (MA)
               (a) Graystone Partners, L.P. (DE)
                   Graystone Partners, Inc. holds a 1%
                   general partner interest and New England
                   NEIC Operating Partnership, L.P.
                   holds a 99% limited partner interest in
                   Graystone Partners, L.P.

           (9)     NEF Corporation (MA)
               (a) New England Funds, L.P. (DE) NEF Corporation holds a
                   1% general partner interest and NEIC Operating
                   Partnership, L.P. holds a 99% limited
                   partner interest in New England Funds, L.P.
               (b) New England Funds Management, L.P. (DE) NEF
                   Corporation holds a 1% general partner interest and NEIC Operating Partnership, L.P. holds a 99% limited partner interest in New England Funds
                   Management, L.P.
          (10)     New England Funds Service Corporation
          (11)     AEW Capital Management, Inc. (DE)
               (a) AEW Securities, L.P. (DE) AEW Capital Management, Inc. holds a 1% general partnership and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Securities, L.P.
     ii.     Nvest Associates, Inc.
    iii.     Snyder Capital Management, Inc.
         (1) Snyder Capital Management, L.P. NEIC Operating
             Partnership holds a 99.5% limited partnership interest and Snyder Capital Management Inc. holds a 0.5% general partnership interest.
     iv.     Jurika & Voyles, Inc.
         (1) Jurika & Voyles, L.P NEIC Operating Partnership,
             L.P. holds a 99% limited partnership interest and Jurika & Voyles, Inc. holds a 1% general partnership interest.
      v.     Capital Growth Management, L.P. (DE)
             NEIC Operating Partnership, L.P. holds a 50% limited partner interest in Capital Growth Management, L.P.
     vi.     Nvest Partnerships, LLC ( )

    vii.     AEW Capital Management L.P. (DE)
             New England Investment Companies, L.P. holds a 99% limited partner interest and AEW Capital Management, Inc. holds a 1% general partner interest in AEW Capital Management, L.P.
             (1) AEW II Corporation (  )
             (2) AEW Partners III, Inc. (   )
             (3) AEW TSF, Inc. (   )
             (4) AEW Exchange Management, LLC
             (5) AEWPN, LLC (   )
     (6) AEW Investment Group, Inc. (MA)
         (a) Copley Public Partnership Holding, L.P. (MA)
             AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in Copley Public Partnership
             Holding, L.P.
         (b) AEW Management and Advisors L.P. (MA)
             AEW Investment Group, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Management and Advisors L.P.
            ii. AEW Real Estate Advisors, Inc. (MA)
                1.     AEW Advisors, Inc. (MA)
                2.     Copley Properties Company, Inc. (MA)
                3.     Copley Properties Company II, Inc. (MA)
                4.     Copley Properties Company III, Inc. (MA)
                5.     Fourth Copley Corp. (MA)
                6.     Fifth Copley Corp. (MA)
                7.     Sixth Copley Corp. (MA)
                8.     Seventh Copley Corp. (MA).
                9.     Eighth Copley Corp. (MA).
               10.     First Income Corp. (MA).
               11.     Second Income Corp. (MA).
               12.     Third Income Corp. (MA).
               13.     Fourth Income Corp. (MA).
               14.     Third Singleton Corp. (MA).
               15.     Fourth Singleton Corp. (MA)
               16.     Fifth Singleton Corp. (MA)
               17.     Sixth Singleton Corp. (MA).
               18.     BCOP Associates L.P. (MA)
                       AEW Real Estate Advisors, Inc. holds a 1% general partner interest in BCOP Associates L.P.
            ii. CREA Western Investors I, Inc. (MA)
                1. CREA Western Investors I, L.P. (DE)
                   CREA Western Investors I, Inc. holds a 24.28% general partnership interest and Copley Public Partnership Holding, L.P. holds a 57.62% limited partnership interest in CREA Western Investors I, L.P.
           iii. CREA Investors Santa Fe Springs, Inc. (MA)

     (7) Copley Public Partnership Holding, L.P. (DE)
         AEW Capital Management, L.P. holds a 75% limited partner interest and AEW Investment Group, Inc. holds a 25% general partner interest and CREA Western Investors I, L.P holds a 57.62% Limited Partnership interest.

     (8) AEW Real Estate Advisors, Limited Partnership (MA)
         AEW Real Estate Advisors, Inc. holds a 25% general partnership interest and AEW Capital Management, L.P. holds a 75% limited partnership interest in AEW Real Estate Advisors, Limited Partnership.
     (9) AEW Hotel Investment Corporation (MA)
        (a.) AEW Hotel Investment, Limited Partnership (MA)
             AEW Hotel Investment Corporation holds a 1% general partnership interest and AEW Capital Management, L.P. holds a 99% limited partnership interest in AEW Hotel Investment, Limited Partnership.
    (10) Aldrich Eastman Global Investment Strategies, LLC (DE)
         AEW Capital Management, L.P. holds a 25% membership interest and an unaffiliated third party holds a 75% membership interest in Aldrich Eastman Global Investment Strategies, LLC.

In addition to the entities listed above, Metropolitan (or where indicated an affiliate) also owns an interest in the following entities, among others:

1) CP&S Communications, Inc., a New York corporation, holds federal radio communications licenses for equipment used in Metropolitan owned facilities and airplanes. It is not engaged in any business.

2) Quadreal Corp., a New York corporation, is the fee holder of a parcel of real property subject to a 999 year prepaid lease. It is wholly owned by Metropolitan, having been acquired by a wholly owned subsidiary of Metropolitan in 1973 in connection with a real estate investment and transferred to Metropolitan in 1988.

3) Met Life International Real Estate Equity Shares, Inc., a Delaware corporation, is a real estate investment trust. Metropolitan owns approximately 18.4% of the outstanding common stock of this company and has the right to designate 2 of the 5 members of its Board of Directors.

4) Metropolitan Structures is a general partnership in which Metropolitan owns a 50% interest.

5) Metropolitan owns, via its subsidiary, AFORE Genesis Metropolitan S.A. de C.V., approximately 61.7% of SIEFORE Genesis S.A. de C.V., a mutual fund.

6) Metropolitan owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

7) Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company ("MET P&C"), serves as the attorney-in-fact and manages the association.

8) Metropolitan directly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. Holding Corp. (DEL), an indirect wholly owned subsidiary of Metropolitan.

9)  100% of the capital stock of Hereford Insurance Agency of Oklahoma, Inc.
(OK) is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

10) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. (TX) is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

11) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan serves as the general partner of the limited partnerships and Metropolitan directly owns a 99% limited partnership interest in each MILP. The MILPs have various's ownership interests in certain companies. The various MILPs own, directly or indirectly, 100% of the voting stock of the following company: Coating Technologies International, Inc.

NOTE: THE METROPOLITAN LIFE ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METROPOLITAN LIFE AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.






All previously filed Exhibits to Security First Life Separate Account A registration statement and all post-effective amendments thereto are specifically incorporated herein by reference.

Item 25.    Directors and Officers of the Depositor

The officers and directors of Security First Life Insurance Company are listed below. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.


Name                           Position and Offices with Depositor
----                           -----------------------------------
David A. Levene                Chairman of the Board and Director
John K. Bruins                 Director
Steven T. Cates                Director
Terence I. Lennon              Director
Gail A. Praslick               Director
Joseph A. Reali                Director
Anthony J. Williamson          Director
Joseph W. Jordan               Director
Richard C. Pearson             Director and President
Howard H Kayton                Executive Vice President and Chief Actuary
Brian J. Finneran              Senior Vice President
Jane F. Eagle                  Senior Vice President and Chief
                               Financial Officer
Peter R. Jones                 Senior Vice President
Cheryl M. MacGregor            Senior Vice President
Alexander H. Masson            Senior Vice President
Anthony J. Williamson          Senior Vice President, Chief Investment Officer

Name                           Position and Offices with Depositor
----                           -----------------------------------
George R. Bateman              Vice President
James C. Turner                Vice President
Leo Brown                      Assistant Vice President
Steven J. Brash                Assistant Vice President
Cheryl J. Finney               Associate General Counsel, Vice
                               President, and Assistant Secretary
Patrizia DiMolfetta            Controller
James Bossert                  Assistant Controller
George J. Olah                 Treasurer
Louis Ragusa                   Secretary
Richard G. Mandel              Assistant Secretary
Eugene A. Capobianco           Assistant Vice President
Joseph A. Zdeb                 Assistant Vice President
Thomas V. Reedy                Assistant Vice President
Ataollah Azarshahi             Assistant Vice President
Harold B. Leff                 Assistant Vice President
Robert E. Dehais               Assistant Vice President





Item 26.    Persons Controlled by or under Common Control with
            Depositor of Registrant

The Registrant is a Separate Account of Security First Life Insurance Company ("depositor"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the depositor, see Exhibit 13.

Item 27.    Number of Contract Owners


As of April 27, 1999 there were 18,600 owners of the Contracts which are the subject of this post-effective amendment.


Item 28.    Indemnification

None

Item 29.    Principal Underwriters

Security First Financial, Inc. is the principal underwriter for Security First Life Separate Account A.

The following are the directors and officers of Security First Financial, Inc. Their principal business address is 11365 West Olympic Boulevard, Los Angeles, California 90064.


Name                              Position with Underwriter
----                              -------------------------
Richard C. Pearson                Director and President
Jane F. Eagle                     Director, Senior Vice President, Treasurer,
                                  and Chief Financial Officer
Brian J. Finneran                 Senior Vice President
Peter R. Jones                    Senior Vice President

Name                              Position with Underwriter
----                              -------------------------
Howard H. Kayton                  Senior Vice President and Chief Actuary
James C. Turner                   Vice President and Assistant Secretary
Cheryl J. Finney                  Vice President and Assistant Secretary
*Gary Virnick                     Director of Compliance

* not an officer

                    Net
                    Underwriting      Compensation on
Name of Principal   Discount and      Redemption or     Brokerage
Underwriter         Commissions*      Annuitization     Commission        Compensation
-----------         ------------      -------------     ----------        ------------
Security First      None              None              None              None
Financial, Inc.

*Fee paid by Security First Life Insurance Company for serving as underwriter.

Item 30.    Location of Accounts and Records

Security First Financial, Inc., underwriter for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Security First Life Insurance Company, the depositor for the registrant, is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It maintains those accounts and records required to be maintained by it pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and as custodian for the Registrant.

Security First Group, Inc. is located at 11365 West Olympic Boulevard, Los Angeles, California 90064. It performs substantially all of the recordkeeping and administrative services in connection with the Registrant.


Item 31.    Management Services

Not applicable.

Item 32.    Undertakings

Registrant makes the following undertakings:

Security First Life represents that the fees and charges deducted under the Contracts described herein this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Security First Life.

                                   SIGNATURES



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this amended Registration Statement to be signed on its behalf in the City of Los Angeles and State of California on this 26th day of April, 1999.



                                        SECURITY FIRST LIFE SEPARATE ACCOUNT A
                                             (Registrant)

                                        By SECURITY FIRST LIFE INSURANCE COMPANY
                                             (Sponsor)


                                        By   /s/ RICHARD C. PEARSON
                                           ------------------------------------
                                            Richard C. Pearson, President




As required by the Securities Act of 1933, this Post-Effective amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



Signature                          Title                            Date
---------                          -----                            ----
/s/ Richard C. Pearson             President, Chief Executive       April 26, 1999
------------------------------     Officer & Director
Richard C. Pearson, President

/s/ Jane F. Eagle                  Senior Vice President &          April 26, 1999
------------------------------     Chief Financial Officer
Jane F. Eagle

David F. Levene*                   Director and                     April 26, 1999
------------------------------     Chairman of the Board
David F. Levene


John K. Bruins*                    Director                         April 26, 1999
------------------------------
John K. Bruins


Steven T. Cates*                   Director                         April 26, 1999
------------------------------
Steven T. Cates


                                   Director                         _______, 1999
------------------------------
Joseph J. Jordan

Signature                          Title                            Date
---------                          -----                            ----
Terence I. Lennon*                 Director                         April 26, 1999
----------------------------
Terence I. Lennon


Gail A. Praslick*                  Director                         April 26, 1999
----------------------------
Gail A. Praslick


Joseph A. Reali*                   Director                         April 26, 1999
----------------------------
Joseph A. Reali


Anthony J. Williamson*             Director                         April 26, 1999
----------------------------
Anthony J. Williamson


/s/ Richard C. Pearson
----------------------------
*(Richard C. Pearson as
Attorney-in-Fact for each
of the persons indicated)